SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  7         (File No. 333-79311)             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             9        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [ ] on Aug. 9, 2001 pursuant  to  paragraph  (b) of Rule 485
 [X] 60 days after  filing  pursuant  to paragraph  (a)(i) of Rule 485
 [ ] on Aug. 6, 2001 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and Statements of Additional Information filed electronically herewith are not intended to supersede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, filed on or about May 1, 2001; or Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, filed on or about Aug. 9, 2001.

American Express Retirement Advisor Advantage(SM) Variable Annuity


American Express Retirement Advisor Select(SM) Variable Annuity


Prospectus


Feb. 12, 2002

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES


IDS Life Variable Account 10

Issued by:    IDS Life Insurance Company (IDS Life)
              70100 AXP Financial Center
              Minneapolis, MN 55474
              Telephone: (800) 862-7919
              americanexpress.com/advisors


This prospectus contains information that you should know before investing in the Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage) or the Retirement Advisor Select(SM) Variable Annuity (RAVA Select). Prospectuses are also available for:


o  American Express(R) Variable Portfolio Funds
o  AIM Variable Insurance Funds
o  Alliance Variable Products Series Fund
o  American Century Variable Portfolios, Inc.
o  Calvert Variable Series, Inc.
o  Evergreen Variable Annuity Trust
o  Fidelity Variable Insurance Products - Service Class 2
o  Franklin(R) Templeton(R) Variable Insurance
   Products Trust (FTVIPT) - Class 2
o  Goldman Sachs Variable Insurance Trust (VIT)
o  INVESCO Variable Investment Funds, Inc.
o  Janus Aspen Series: Service Shares
o  Lazard Retirement Series, Inc.
o  MFS(R) Variable Insurance Trust(SM)
o  Pioneer Variable Contracts Trust (VCT), Class II Shares
o  Putnam Variable Trust - IB Shares
o  Strong Opportunity Fund II, Inc.
o  Wanger Advisors Trust
o  Wells Fargo Variable Trust Funds

Please read the prospectuses carefully and keep them for future reference.


The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses and surrender charges from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.


The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use one of these contracts to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contracts do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.

--------------------------------------------------------------------------------
1 PROSPECTUS -- FEB. 12, 2002

Table of Contents

Key Terms                                                             3
The Contract in Brief                                                 4
Expense Summary                                                       5


Condensed Financial Information (Unaudited)                          54
Financial Statements                                                 59
Performance Information                                              59
The Variable Account and the Funds                                   60
The Fixed Account                                                    68
Buying Your Contract                                                 69
Charges                                                              71
Valuing Your Investment                                              75
Making the Most of Your Contract                                     77
Surrenders                                                           80
TSA -- Special Surrender Provisions                                  80
Changing Ownership                                                   81
Benefits in Case of Death -- Standard Death Benefit                  81
Optional Benefits                                                    82
The Annuity Payout Period                                            88
Taxes                                                                90
Voting Rights                                                        92
Substitution of Investments                                          92
About the Service Providers                                          92
Table of Contents of the
   Statement of Additional Information                               94

--------------------------------------------------------------------------------
2 RAVA ADVANTAGE / RAVA SELECT

Key Terms

These terms can help you understand details about your contract.

Accumulation unit: A measure of the value of each subaccount before annuity payouts begin.

Annuitant: The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts: An amount paid at regular intervals under one of several plans.

Assumed investment rate: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

Beneficiary: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

Contract value: The total value of your contract before we deduct any applicable charges.

Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

Funds: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Purchase payment credits: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule* you elect and/or total purchase payments.

Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

o  Roth IRAs under Section 408A of the Code

o  SIMPLE IRAs under Section 408(p) of the Code
o  Simplified Employee Pension (SEP) plans under Section 408(k) of the Code
o  Plans under Section 401(k) of the Code
o  Custodial and trusteed plans under Section 401(a) of the Code
o  Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered nonqualified annuities.

Rider effective date: The date you add a rider to your contract.

Settlement date: The date when annuity payouts are scheduled to begin.

Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


* The ten-year surrender charge under RAVA Advantage is not available in Oregon. Contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000 under RAVA Advantage; $250,000 for RAVA Select.

--------------------------------------------------------------------------------
3 PROSPECTUS -- FEB. 12, 2002

The Contract in Brief


This prospectus describes two contracts. RAVA Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select, available on and after Feb. 12, 2002, offers a three year surrender charge schedule and relatively higher expenses.

Purpose: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed accounts and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.

Free look period: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. (Exception:
If the law requires, we will refund all of your purchase payments.)


Accounts: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 60)
o the fixed account, which earns interest at a rate that we adjust periodically. (p. 68)

Buying your contract: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 69)

RAVA Advantage:


o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o  Minimum additional purchase payment -- $50.
o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year purchase payments -- $100,000 to $1,000,000 depending on your age.
o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.


RAVA Select:

o Minimum initial purchase payment -- $10,000 ($2,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.
o  Minimum additional purchase payment -- $50.
o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).
o Maximum first-year purchase payments -- $100,000 to $999,999 depending on your age.
o Maximum purchase payment for each subsequent year -- $50,000 to $100,000 depending upon your age.

Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 78)

Surrenders: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 80)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 81)

Benefits in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 81)

Optional benefits: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 82)

--------------------------------------------------------------------------------
4 RAVA ADVANTAGE / RAVA SELECT

Annuity payouts: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 88)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 90)


Charges: We assess certain charges in connection with your contract:

o  $30 annual contract administrative charge;

o for nonqualified annuities a 0.95% mortality and expense risk fee for RAVA Advantage and a 1.20% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);
o for qualified annuities a 0.75% mortality and expense risk fee for RAVA Advantage and a 1.00% mortality and expense risk fee for RAVA Select (if you allocate money to one or more subaccounts);

o  surrender charge;
o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract);
o  the operating expenses of the funds in which the subaccounts invest;
o if you select the Maximum Anniversary Value Death Benefit (MAV) , an annual fee of 0.15% of the contract value;

o if you select the Enhanced Earnings Death Benefit (EEB), an annual fee of 0.30% of the contract value; and
o if you select the Enhanced Earnings Plus Death Benefit (EEP), an annual fee of 0.40% of the contract value.


Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Surrender charge for RAVA Advantage: Contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.*


                Seven-year schedule                                        Ten-year schedule*
  Years from purchase         Surrender charge                Years from purchase        Surrender charge
    payment receipt              percentage                     payment receipt             percentage
          1                          7%                               1                          8%
          2                          7                                2                          8
          3                          7                                3                          8
          4                          6                                4                          7
          5                          5                                5                          7
          6                          4                                6                          6
          7                          2                                7                          5
          Thereafter                 0                                8                          4
                                                                      9                          3
                                                                      10                         2
                                                                      Thereafter                 0

* Ten-year surrender charge schedule is not available for contracts issued in Oregon. For contracts issued in Massachusetts, Oregon and Washington, surrender charges are waived after the tenth contract anniversary.

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").


--------------------------------------------------------------------------------
5 PROSPECTUS -- FEB. 12, 2002

Surrender charge for RAVA Select: Contingent deferred sales charge as a percentage of purchase payment surrendered.

                         Surrender charge schedule
             Years from                      Surrender charge
            contract date                       percentage
                 1                                  7%
                 2                                  7
                 3                                  7
                 Thereafter                         0

A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

                                                                                 RAVA Advantage      RAVA Select

Annual contract administrative charge:                                                $30**             $30**

Maximum Anniversary Value Death Benefit Rider (MAV) fee:                              0.15%             0.15%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Death Benefit Rider (EEB) fee:                                      0.30%             0.30%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)

Enhanced Earnings Plus Death Benefit Rider (EEP) fee:                                 0.40%             0.40%
(As a percentage of the contract value charged annually at the contract anniversary. This is an optional expense)


ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)

Mortality and expense risk fee:                                                  RAVA Advantage      RAVA Select

   for nonqualified annuities                                                         0.95%             1.20%

   for qualified annuities                                                            0.75%             1.00%

** We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.

--------------------------------------------------------------------------------
6 RAVA ADVANTAGE / RAVA SELECT


Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                            Management    12b-1      Other
                                                                               fees       fees     expenses     Total
AXP(R) Variable Portfolio -
   Blue Chip Advantage Fund                                                     .56%      .13%       .26%       .95%(1)
   Bond Fund                                                                    .60       .13        .06        .79(2)
   Capital Resource Fund                                                        .60       .13        .04        .77(2)
   Cash Management Fund                                                         .51       .13        .04        .68(2)
   Diversified Equity Income Fund                                               .56       .13        .26        .95(1)
   Emerging Markets Fund                                                       1.13       .13        .43       1.69(1)
   Equity Select Fund                                                           .65       .13        .32       1.10(3)
   Extra Income Fund                                                            .62       .13        .07        .82(2)
   Federal Income Fund                                                          .61       .13        .13        .87(1)
   Global Bond Fund                                                             .84       .13        .10       1.07(2)
   Growth Fund                                                                  .64       .13        .18        .95(1)
   International Fund                                                           .82       .13        .07       1.02(2)
   Managed Fund                                                                 .59       .13        .03        .75(2)
   New Dimensions Fund(R)                                                       .60       .13        .05        .78(2)
   Partners Small Cap Value Fund                                               1.10       .13        .27       1.50(3)
   S&P 500 Index Fund                                                           .28       .13        .07        .48(1)
   Small Cap Advantage Fund                                                     .75       .13        .31       1.19(1)
   Stock Fund                                                                   .60       .13        .37       1.10(3)
   Strategy Aggressive Fund                                                     .59       .13        .05        .77(2)

AIM V.I.
   Capital Appreciation Fund, Series II                                         .61       .25        .21       1.07(4)
   Capital Development Fund, Series II                                          .75       .25        .43       1.43(4)

Alliance VP
   AllianceBernstein International Value Portfolio (Class B)                    .01       .25        .94       1.20(5)
   Growth & Income Portfolio (Class B)                                          .63       .25        .07        .95(6)

American Century VP
   International, Class II                                                     1.40       .25         --       1.65(7)
   Value, Class II                                                              .90       .25         --       1.15(7)

Calvert Variable Series, Inc.
   Social Balanced Portfolio                                                    .70        --        .16        .86(8)

Evergreen VA
   Capital Growth Fund, Class L Shares                                          .80       .25        .05       1.10(9)

Fidelity VIP
   III Growth & Income Portfolio (Service Class 2)                              .48       .25        .12        .85(10)
   III Mid Cap Portfolio (Service Class 2)                                      .57       .25        .17        .99(11)
   Overseas Portfolio (Service Class 2)                                         .72       .25        .18       1.15(12)

Franklin Templeton VIP Trust
   Franklin Real Estate Fund - Class 2                                          .58       .25        .02        .85(13),(14)
   Franklin Value Securities Fund - Class 2                                     .58       .25        .26       1.09(14),(15)
   Mutual Shares Securities Fund - Class 2                                      .60       .25        .20       1.05(14)

Goldman Sachs VIT
   CORE(SM) U.S. Equity Fund                                                    .70        --        .20        .90(16)
   Mid Cap Value Fund                                                           .80        --        .25       1.05(16)


--------------------------------------------------------------------------------
7 PROSPECTUS -- FEB. 12, 2002



Annual operating expenses of the funds underlying RAVA Advantage and RAVA Select
(after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets) (continued)


                                                                            Management    12b-1      Other
                                                                               fees       fees     expenses     Total

INVESCO VIF
   Dynamics Fund                                                                .75%       --%       .34%      1.09%(17),(18)
   Financial Services Fund                                                      .75        --        .34       1.09(17),(18)
   Technology Fund                                                              .72        --        .30       1.02(17),(18)
   Telecommunications Fund                                                      .75        --        .31       1.06(17),(18)

Janus Aspen Series
   Global Technology Portfolio: Service Shares                                  .65       .25        .04        .94(19)
   International Growth Portfolio: Service Shares                               .65       .25        .06        .96(19)

Lazard Retirement Series
   International Equity Portfolio                                               .75       .25        .25       1.25(20)

MFS(R)
   Investors Growth Stock Series - Service Class
   (Previously MFS(R) Growth Series)                                            .75       .20        .16       1.11(21),(22),(23)
   New Discovery Series - Service Class                                         .90       .20        .16       1.26(21),(22),(23)
   Utilities Series - Service Class                                             .75       .20        .16       1.11(21),(22)

Pioneer VCT
   Pioneer Equity-Income VCT Portfolio - Class II Shares                        .65       .25        .06        .96(24)
   Pioneer Europe VCT Portfolio - Class II Shares                               .90       .25        .55       1.70(25)

Putnam Variable Trust
   Putnam VT Health Sciences Fund - Class IB Shares                             .70       .25        .09       1.04(26)
   Putnam VT International Growth Fund - Class IB Shares                        .76       .25        .18       1.19(26)
   Putnam VT Vista Fund - Class IB Shares                                       .60       .25        .07        .92(26)

Strong Funds
   Strong Opportunity Fund II - Advisor Class                                   .75       .15        .35       1.25(27)

Wanger
   International Small Cap                                                     1.20        --        .21       1.41(6),(28)
   U.S. Small Cap                                                               .95        --        .05       1.00(6),(28)

Wells Fargo VT
   Asset Allocation Fund                                                        .57       .25        .18       1.00(29)
   International Equity Fund                                                    .15       .25        .60       1.00(27)
   Small Cap Growth Fund                                                        .15       .25        .80       1.20(27)

 (1) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2000. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.27% and 0.96% for AXP Variable Portfolio - Blue Chip Advantage Fund, 0.80% and 1.49% for AXP Variable Portfolio - Diversified Equity Income Fund, 1.16% and 2.42% for AXP Variable Portfolio - Emerging Markets Fund, 0.15% and 0.89% for AXP Variable Portfolio - Federal Income Fund, 0.20% and 0.97% for AXP Variable Portfolio - Growth Fund, 1.16% and 1.57% for AXP Variable Portfolio - S&P 500 Index Fund and 0.55% and 1.43% for AXP Variable Portfolio - Small Cap Advantage Fund.
 (2) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.
 (3) The fund's expense figures are based on estimated expenses after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Other Expenses" and "Total" would be 0.68% and 1.46% for AXP VP Equity Select Fund, 0.57% and 1.80% for AXP VP Partners Small Cap Value Fund and 0.44% and 1.17% for AXP VP Stock Fund.
 (4) Management and other expenses are based on estimated amounts for the current fiscal year.
 (5) The Portfolio's expense figures are based on estimated expenses after advisory fee waiver. Absent such waiver, "Management fees" and "Total" would be 1.00% and 2.19%.
 (6) "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.
 (7) Annual expenses estimated as of inception date of July 16, 2001. The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.
 (8) Net fund operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.
 (9) Expenses are estimated for the year ending Dec. 31, 2001. From time to time, the Fund's investment advisory may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisory may cease these waivers at any time. The estimated Annual Fund Operating Expenses reflect fee waivers and expense reimbursements. Excluding current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.24% for Class L shares.
(10) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.25% This arrangement can be discontinued by FMR at any time.


--------------------------------------------------------------------------------
8 RAVA ADVANTAGE / RAVA SELECT

(11) There were no reimbursements or expense reductions for the period ended Dec. 31, 2000. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.
(12) Effective Jan. 12, 2000, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its net assets, exceed 1.75%. This arrangement can be discontinued by FMR at any time.
(13)  The Fund administration fee is paid indirectly through the management fee.
(14) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.
(15) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.11% for Franklin Value Securities Fund - Class 2.
(16) Expense ratios are shown after fee waivers and expense reimbursements by the Investment advisor. The expense ratios before the waivers and reimbursements would have been: 0.70%, 0.17%, and 0.87% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.42% and 1.22% for Mid Cap Value Fund. CORE(SM) is a service mark of Goldman Sachs & Co.
(17) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
(18) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Annual Fund Operating Expenses for the fiscal year ended December 31,2000 were insignificant.
(19) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for International Growth Portfolio. All expenses are shown without the effect of expense offset arrangements.
(20) Absent fee waivers and/or reimbursements, "Other Expenses" and "Total" expenses for the year ended Dec. 31, 2000 would have been 1.32% and 2.32% for International Equity Portfolio.
(21) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).
(22) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.10% for Investors Growth Stock Series and 1.25% for New Discovery Series and 1.10% for Utilities Series.
(23) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.17% and 1.12% for Investors Growth Stock Series and 0.19% and 1.29% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2002, Unless changed with the consent of the board of trustees which oversees the series.
(24) The portfolio's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2000.
(25) The portfolio's expense figures are based on estimated expenses for the fiscal year ending Dec. 31, 2001 after management fee waiver. Without the fee waiver "Management fees" and "Total" would be 1.00% and 1.80% for the portfolio.
(26) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.
(27) The fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee. Absent this waiver, "12b-1 fees" would be 0.25% and it is estimated that "Total" expenses would be 1.35%.
(28) Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.
(29) Amounts represent expenses as of Dec. 31, 2000. Expenses are shown after fee waivers and expense reimbursements. Without fee waivers and expense reimbursements "Management Fees," "Other Expenses" and "Total" would be 0.70%, 0.18% and 1.13% for Wells Fargo VT Asset Allocation Fund, 0.90%, 1.25% and 2.40% for Wells Fargo VT International Equity Fund and 0.90%, 1.26% and 2.41% for Wells Fargo VT Small Cap Growth Fund.


--------------------------------------------------------------------------------
9 PROSPECTUS -- FEB. 12, 2002

Examples:*

In order to provide a more meaningful discussion about each contract and its options, we provide expense examples for each fund showing every available optional contract feature combination. These examples assume that the applicable fund fee waivers and/or expense reimbursements will continue for the periods shown. Under each fund you will find an example showing: 1) the base contract with no optional riders, 2) the contract with selection of the Maximum Anniversary Value Death Benefit Rider, 3) the contract with the selection of the Enhanced Earnings Death Benefit Rider, if available, 4) the contract with the selection of the Enhanced Earnings Plus Death Benefit Rider, if available, 5) the contract with the selection of both the Maximum Anniversary Value Death Benefit and the Enhanced Earning Death Benefit Riders, if available, and 6) the contract with the selection of both the Maximum Anniversary Value Death Benefit Rider and the Enhanced Earnings Plus Death Benefit Riders, if available.

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years

AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders    $100.02   $141.87  $176.28   $249.47      $20.02    $61.87   $106.28   $229.47
   optional MAV                              101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35
   optional EEB                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional EEP                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                      104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                      105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57

AXP(R) VP - Bond Fund
   base contract with no optional riders      98.38    136.90   167.89    232.27       18.38     56.90     97.89    212.27
   optional MAV                               99.92    141.56   175.75    248.40       19.92     61.56    105.75    228.40
   optional EEB                              101.45    146.21   183.57    264.30       21.45     66.21    113.57    244.30
   optional EEP                              102.48    149.31   188.75    274.77       22.48     69.31    118.75    254.77
   optional MAV and EEB                      102.99    150.85   191.33    279.96       22.99     70.85    121.33    259.96
   optional MAV and EEP                      104.02    153.94   196.48    290.28       24.02     73.94    126.48    270.28

AXP(R) VP - Capital Resource Fund
   base contract with no optional riders      98.17    136.27   166.84    230.10       18.17     56.27     96.84    210.10
   optional MAV                               99.71    140.94   174.71    246.26       19.71     60.94    104.71    226.26
   optional EEB                              101.25    145.60   182.53    262.19       21.25     65.60    112.53    242.19
   optional EEP                              102.27    148.69   187.72    272.68       22.27     68.69    117.72    252.68
   optional MAV and EEB                      102.79    150.23   190.30    277.89       22.79     70.23    120.30    257.89
   optional MAV and EEP                      103.81    153.32   195.46    288.22       23.81     73.32    125.46    268.22

AXP(R) VP - Cash Management Fund
   base contract with no optional riders      97.25    133.47   162.09    220.28       17.25     53.47     92.09    200.28
   optional MAV                               98.79    138.14   169.99    236.59       18.79     58.14     99.99    216.59
   optional EEB                              100.33    142.80   177.84    252.66       20.33     62.80    107.84    232.66
   optional EEP                              101.35    145.90   183.05    263.25       21.35     65.90    113.05    243.25
   optional MAV and EEB                      101.86    147.45   185.64    268.50       21.86     67.45    115.64    248.50
   optional MAV and EEP                      102.89    150.54   190.82    278.92       22.89     70.54    120.82    258.92

AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders     100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47
   optional MAV                              101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35
   optional EEB                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional EEP                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                      104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                      105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57


--------------------------------------------------------------------------------
10 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year   3 years  5 years  10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders    $107.60   $164.68  $214.34   $325.58      $27.60   $ 84.68   $144.34   $305.58
   optional MAV                              109.14    169.26   221.91    340.34       29.14     89.26    151.91    320.34
   optional EEB                              110.68    173.82   229.43    354.88       30.68     93.82    159.43    334.88
   optional EEP                              111.70    176.86   234.42    364.45       31.70     96.86    164.42    355.45
   optional MAV and EEB                      112.22    178.38   236.91    369.20       32.22     98.38    166.91    349.20
   optional MAV and EEP                      113.24    181.40   241.87    378.63       33.24    101.40    171.87    358.63

AXP(R) VP - Equity Select Fund
   base contract with no optional riders     101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35
   optional MAV                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional EEB                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional EEP                              105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional MAV and EEB                      106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61
   optional MAV and EEP                      107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61

AXP(R) VP - Extra Income Fund
   base contract with no optional riders      98.69    137.83   169.47    235.51       18.69     57.83     99.47    215.51
   optional MAV                              100.22    142.49   177.32    251.60       20.22     62.49    107.32    231.60
   optional EEB                              101.76    147.14   185.12    267.45       21.76     67.14    115.12    247.45
   optional EEP                              102.79    150.23   190.30    277.89       22.79     70.23    120.30    257.89
   optional MAV and EEB                      103.30    151.78   192.88    283.07       23.30     71.78    122.88    263.07
   optional MAV and EEP                      104.32    154.86   198.02    293.35       24.32     74.86    128.02    273.35

AXP(R) VP - Federal Income Fund
   base contract with no optional riders      99.20    139.39   172.09    240.90       19.20     59.39    102.09    220.90
   optional MAV                              100.74    144.05   179.93    256.91       20.74     64.05    109.93    236.91
   optional EEB                              102.27    148.69   187.72    272.68       22.27     68.69    117.72    252.68
   optional EEP                              103.30    151.78   192.88    283.07       23.30     71.78    122.88    263.07
   optional MAV and EEB                      103.81    153.32   195.46    288.22       23.81     73.32    125.46    268.22
   optional MAV and EEP                      104.84    156.40   200.59    298.45       24.84     76.40    130.59    278.45

AXP(R) VP - Global Bond Fund
   base contract with no optional riders     101.25    145.60   182.53    262.19       21.25     65.60    112.53    242.19
   optional MAV                              102.79    150.23   190.30    277.89       22.79     70.23    120.30    257.89
   optional EEB                              104.32    154.86   198.02    293.35       24.32     74.86    128.02    273.35
   optional EEP                              105.35    157.93   203.15    303.53       25.35     77.93    133.15    283.53
   optional MAV and EEB                      105.86    159.47   205.70    308.59       25.86     79.47    135.70    288.59
   optional MAV and EEP                      106.89    162.54   210.79    318.62       26.89     82.54    140.79    298.62

AXP(R) VP - Growth Fund
   base contract with no optional riders     100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47
   optional MAV                              101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35
   optional EEB                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional EEP                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                      104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                      105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57


--------------------------------------------------------------------------------
11 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - International Fund
   base contract with no optional riders    $100.74   $144.05  $179.93   $256.91      $20.74    $64.05   $109.93   $236.91
   optional MAV                              102.27    148.69   187.72    272.68       22.27     68.69    117.72    252.68
   optional EEB                              103.81    153.32   195.46    288.22       23.81     73.32    125.46    268.22
   optional EEP                              104.84    156.40   200.59    298.45       24.84     76.40    130.59    278.45
   optional MAV and EEB                      105.35    157.93   203.15    303.53       25.35     77.93    133.15    283.53
   optional MAV and EEP                      106.37    161.00   208.25    313.61       26.37     81.00    138.25    293.61

AXP(R) VP - Managed Fund
   base contract with no optional riders      97.97    135.65   165.78    227.92       17.97     55.65     95.87    207.92
   optional MAV                               99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12
   optional EEB                              101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08
   optional EEP                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59
   optional MAV and EEB                      102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81
   optional MAV and EEP                      103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders      98.28    136.58   167.36    231.18       18.28     56.58     97.36    211.18
   optional MAV                               99.81    141.25   175.23    247.33       19.81     61.25    105.23    227.33
   optional EEB                              101.35    145.90   183.05    263.25       21.35     65.90    113.05    243.25
   optional EEP                              102.38    149.00   188.23    273.72       22.38     69.00    118.23    253.72
   optional MAV and EEB                      102.89    150.54   190.82    278.92       22.89     70.54    120.82    258.92
   optional MAV and EEP                      103.91    153.63   195.97    289.25       23.91     73.63    125.97    269.25

AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders     105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional MAV                              107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61
   optional EEB                              108.73    168.04   219.90    336.43       28.73     88.04    149.90    316.43
   optional EEP                              109.76    171.09   224.93    346.18       29.76     91.09    154.93    326.18
   optional MAV and EEB                      110.27    172.61   227.43    351.02       30.27     92.61    157.43    331.02
   optional MAV and EEP                      111.29    175.65   232.43    360.63       31.29     95.65    162.43    340.63

AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders      95.20    127.21   151.48    198.16       15.20     47.21     81.48    178.16
   optional MAV                               96.74    131.90   159.45    214.79       16.74     51.90     89.45    194.79
   optional EEB                               98.28    136.58   167.36    231.18       18.28     56.58     97.36    211.18
   optional EEP                               99.30    139.70   172.61    241.98       19.30     59.70    102.61    221.98
   optional MAV and EEB                       99.81    141.25   175.23    247.33       19.81     61.25    105.23    227.33
   optional MAV and EEP                      100.84    144.36   180.45    257.97       20.84     64.36    110.45    237.97

AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders     102.48    149.31   188.75    274.77       22.48     69.31    118.75    254.77
   optional MAV                              104.02    153.94   196.48    290.28       24.02     73.94    126.48    270.28
   optional EEB                              105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56
   optional EEP                              106.58    161.62   209.26    315.62       26.58     81.62    139.26    295.62
   optional MAV and EEB                      107.09    163.15   211.80    320.61       27.09     83.15    141.80    300.61
   optional MAV and EEP                      108.12    166.21   216.87    330.53       28.12     86.21    146.87    310.53


--------------------------------------------------------------------------------
12 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Stock Fund
   base contract with no optional riders    $101.56   $146.52  $184.09   $265.35      $21.56    $66.52   $114.09   $245.35
   optional MAV                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional EEB                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional EEP                              105.66    158.86   204.68    305.57       25.66     78.86    134.68    286.57
   optional MAV and EEB                      106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61
   optional MAV and EEP                      107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61

AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders      98.17    136.27   166.84    230.10       18.17     56.27     96.84    210.10
   optional MAV                               99.71    140.94   174.71    246.26       19.71     60.94    104.71    226.26
   optional EEB                              101.25    145.60   182.53    262.19       21.25     65.60    112.53    242.19
   optional EEP                              102.27    148.69   187.72    272.68       22.27     68.69    117.72    252.68
   optional MAV and EEB                      102.79    150.23   190.30    277.89       22.79     70.23    120.30    257.89
   optional MAV and EEP                      103.81    153.32   195.46    288.22       23.81     73.32    125.46    268.22

AIM V. I. Capital Appreciation Fund, Series II
   base contract with no optional riders     101.25    145.60   182.53    262.19       21.25     65.60    112.53    242.19
   optional MAV                              102.79    150.23   190.30    277.89       22.79     70.23    120.30    257.89
   optional EEB                              104.32    154.86   198.02    293.35       24.32     74.86    128.02    273.55
   optional EEP                              105.35    157.93   203.15    303.53       25.35     77.93    133.15    283.53
   optional MAV and EEB                      105.86    159.47   205.70    308.59       25.86     79.47    135.70    288.59
   optional MAV and EEP                      106.89    162.54   210.79    318.62       26.89     82.54    140.79    298.62

AIM V.I. Capital Development Fund Series II
   base contract                             104.94    156.71   201.10    299.47       24.94     76.71    131.10    279.47
   optional MAV                              106.48    161.31   208.76    314.62       26.48     81.31    138.76    294.62
   optional EEB                              108.01    165.90   216.36    329.54       28.01     85.90    146.36    309.54
   optional EEP                              109.04    168.95   221.41    339.36       29.04     88.95    151.41    319.36
   optional MAV and EEB                      109.55    170.48   223.92    344.24       29.55     90.48    153.92    324.24
   optional MAV and EEP                      110.58    173.52   228.93    353.92       30.58     93.52    158.93    333.92

 Alliance VP AllianceBernstein International Value Portfolio (Class B)
   base contract with no optional riders     102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81
   optional MAV                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional EEB                              105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional EEP                              106.68    161.92   209.77    316.62       26.68     81.92    139.77    296.62
   optional MAV and EEB                      107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61
   optional MAV and EEP                      108.22    166.51   217.37    331.51       28.22     86.51    147.37    311.51

Alliance VP Growth & Income Portfolio (Class B)
   base contract with no optional riders     100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47
   optional MAV                              101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35
   optional EEB                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional EEP                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                      104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                      105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57


--------------------------------------------------------------------------------
13 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years

American Century VP International, Class II
   base contract with no optional riders    $107.19   $163.45  $212.31   $321.61      $27.19   $ 83.45   $142.31   $301.61
   optional MAV                              108.73    168.04   219.90    336.43       28.73     88.04    149.90    316.43
   optional EEB                              110.27    172.61   227.43    351.02       30.27     92.61    157.43    331.02
   optional EEP                              111.29    175.65   232.43    360.63       31.29     95.65    162.43    340.63
   optional MAV and EEB                      111.81    177.16   234.92    365.40       31.81     97.16    164.92    345.40
   optional MAV and EEP                      112.83    180.19   239.89    374.87       32.83    100.19    169.89    354.87

American Century VP Value, Class II
   base contract with no optional riders     102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59
   optional MAV                              103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional EEB                              105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional EEP                              106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61
   optional MAV and EEB                      106.68    161.92   209.77    316.62       26.68     81.92    139.77    296.62
   optional MAV and EEP                      107.71    164.98   214.84    326.57       27.71     84.98    144.84    306.57

Calvert Variable Series, Inc. Social Balanced Portfolio
   base contract with no optional riders      99.10    139.08   171.57    239.83       19.10     59.08    101.57    219.83
   optional MAV                              100.63    143.74   179.41    255.85       20.63     63.74    109.41    235.85
   optional EEB                              102.17    148.38   187.20    271.64       22.17     68.38    117.20    251.64
   optional EEP                              103.20    151.47   192.37    282.03       23.20     71.47    122.37    262.03
   optional MAV and EEB                      103.71    153.01   194.94    287.19       23.71     73.01    124.94    267.19
   optional MAV and EEP                      104.73    156.09   200.08    297.44       24.73     76.09    130.08    277.44

Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional riders     101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35
   optional MAV                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional EEB                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional EEP                              105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional MAV and EEB                      106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61
   optional MAV and EEP                      107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61

Fidelity VIP III Growth & Income Portfolio (Service Class 2)
   base contract with no optional riders      98.99    138.76   171.04    238.75       18.99     58.76    101.04    218.75
   optional MAV                              100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79
   optional EEB                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59
   optional EEP                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional MAV and EEB                      103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional MAV and EEP                      104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42

Fidelity VIP III Mid Cap Portfolio (Service Class 2)
   base contract with no optional riders     100.43    143.11   178.36    253.73       20.43     63.11    108.36    233.73
   optional MAV                              101.97    147.76   186.16    269.54       21.97     67.76    116.16    249.54
   optional EEB                              103.50    152.39   193.91    285.13       23.50     72.39    123.91    265.13
   optional EEP                              104.53    155.47   199.05    295.39       24.53     75.47    129.05    275.39
   optional MAV and EEB                      105.04    157.01   201.61    300.49       25.04     77.01    131.61    280.49
   optional MAV and EEP                      106.07    160.08   206.72    310.60       26.07     80.08    136.72    290.60


--------------------------------------------------------------------------------
14 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year   3 years  5 years  10 years      1 year    3 years   5 years 10 years

Fidelity VIP Overseas Portfolio (Service Class 2)
   base contract with no optional riders    $102.07   $148.07  $186.68   $270.59      $22.07    $68.07   $116.68   $250.59
   optional MAV                              130.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional EEB                              105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional EEP                              106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61
   optional MAV and EEB                      106.68    161.92   209.77    316.62       26.68     81.92    139.77    296.62
   optional MAV and EEP                      107.71    164.98   214.84    326.57       27.71     84.98    144.84    306.57

FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders      98.99    138.76   171.04    238.75       18.99     58.76    101.04    218.75
   optional MAV                              100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79
   optional EEB                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59
   optional EEP                              103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional MAV and EEB                      103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional MAV and EEP                      104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42

FTVIPT Franklin Value Securities Fund - Class 2
   base contract with no optional riders     101.45    146.21   183.57    264.30       21.45     66.21    113.57    244.30
   optional MAV                              102.99    150.85   191.33    279.96       22.99     70.85    121.33    259.96
   optional EEB                              104.53    155.47   199.05    295.39       24.53     75.47    129.05    275.39
   optional EEP                              105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56
   optional MAV and EEB                      106.07    160.08   206.72    310.60       26.07     80.08    136.72    290.60
   optional MAV and EEP                      107.09    163.15   211.80    320.61       27.09     82.15    141.80    300.61

FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders     101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08
   optional MAV                              102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81
   optional EEB                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional EEP                              105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional MAV and EEB                      105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional MAV and EEP                      106.68    161.92   209.77    316.62       26.68     81.92    139.77    296.62

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders      99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12
   optional MAV                              101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08
   optional EEB                              102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81
   optional EEP                              103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional MAV and EEB                      104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional MAV and EEP                      105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50

Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders     101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08
   optional MAV                              102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81
   optional EEB                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional EEP                              105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional MAV and EEB                      105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional MAV and EEP                      106.68    161.92   209.77    316.62       26.68     81.92    139.77    296.62


--------------------------------------------------------------------------------
15 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
INVESCO VIF - Dynamics Fund
   base contract with no optional riders    $101.45   $146.21  $183.57   $264.30      $21.45    $66.21   $113.57   $244.30
   optional MAV                              102.99    150.85   191.33    279.96       22.99     70.85    121.33    259.96
   optional EEB                              104.53    155.47   199.05    295.39       24.53     75.47    129.05    275.39
   optional EEP                              105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56
   optional MAV and EEB                      106.07    160.08   206.72    310.60       26.07     80.08    136.72    290.60
   optional MAV and EEP                      107.09    163.15   211.80    320.61       27.09     83.15    141.80    300.61

INVESCO VIF - Financial Services Fund
   base contract with no optional riders     101.45    146.21   183.57    264.30       21.45     66.21    113.57    244.30
   optional MAV                              102.99    150.85   191.33    279.96       22.99     70.85    121.33    259.96
   optional EEB                              104.53    155.47   199.05    295.39       24.53     75.47    129.05    275.39
   optional EEP                              105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56
   optional MAV and EEB                      106.07    160.08   206.72    310.60       26.07     80.08    136.72    290.60
   optional MAV and EEP                      107.09    163.15   211.80    320.61       27.09     83.15    141.80    300.61

INVESCO VIF - Technology Fund
   base contract with no optional riders     100.74    144.05   179.93    256.91       20.74     64.05    109.93    236.91
   optional MAV                              102.27    148.69   187.72    272.68       22.27     68.69    117.72    252.68
   optional EEB                              103.81    153.32   195.46    288.22       23.81     73.32    125.46    268.22
   optional EEP                              104.84    156.40   200.59    298.45       24.84     76.40    130.59    278.45
   optional MAV and EEB                      105.35    157.93   203.15    303.53       25.35     77.93    133.15    283.53
   optional MAV and EEP                      106.37    161.00   208.25    313.61       26.37     81.00    138.25    293.61

INVESCO VIF - Telecommunications Fund
   base contract with no optional riders     101.15    145.29   182.01    261.14       21.15     65.29    112.01    241.14
   optional MAV                              102.68    149.93   189.78    276.85       22.68     69.93    119.78    256.85
   optional EEB                              104.22    154.55   197.51    292.33       24.22     74.55    127.51    272.33
   optional EEP                              105.25    157.63   202.63    302.52       25.25     77.63    132.63    282.52
   optional MAV and EEB                      105.76    159.16   205.19    307.58       25.76     79.16    135.19    287.58
   optional MAV and EEP                      106.78    162.23   210.28    317.62       26.78     82.23    140.28    297.62

Janus Aspen Series Global Technology Portfolio: Service Shares
   base contract with no optional riders      99.92    141.56   175.75    248.40       19.92     61.56    105.75    228.40
   optional MAV                              101.45    146.21   183.57    264.30       21.45     66.21    113.57    244.30
   optional EEB                              102.99    150.85   191.33    279.96       22.99     70.85    121.33    259.96
   optional EEP                              104.02    153.94   196.48    290.28       24.02     73.94    126.48    270.28
   optional MAV and EEB                      104.53    155.47   199.05    295.39       24.53     75.47    129.05    275.39
   optional MAV and EEP                      105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56

Janus Aspen Series International Growth Portfolio: Service Shares
   base contract with no optional riders     100.12    142.18   176.80    250.53       20.12     62.18    106.80    230.53
   optional MAV                              101.66    146.83   184.61    266.40       21.66     66.83    114.61    246.40
   optional EEB                              103.20    151.47   192.37    282.03       23.20     71.47    122.37    262.03
   optional EEP                              104.22    154.55   197.51    292.33       24.22     74.55    127.51    272.33
   optional MAV and EEB                      104.73    156.09   200.08    297.44       24.73     76.09    130.08    277.44
   optional MAV and EEP                      105.76    159.16   205.19    307.58       25.76     79.16    135.19    287.58


--------------------------------------------------------------------------------
16 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Lazard Retirement Series International Equity Portfolio
   base contract with no optional riders    $103.09   $151.16  $191.85   $281.00      $23.09   $ 71.16   $121.85   $261.00
   optional MAV                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional EEB                              106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61
   optional EEP                              107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61
   optional MAV and EEB                      107.71    164.98   214.84    326.57       27.71     84.98    144.84    306.57
   optional MAV and EEP                      108.73    168.04   219.90    336.43       28.73     88.04    149.90    316.43

MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders     101.66    146.83   184.61    266.40       21.66     66.83    114.61    246.40
   optional MAV                              103.20    151.47   192.37    282.03       23.20     71.47    122.37    262.03
   optional EEB                              104.73    156.09   200.08    297.44       24.73     76.09    130.08    277.44
   optional EEP                              105.76    159.16   205.19    307.58       25.76     79.16    135.19    287.58
   optional MAV and EEB                      106.27    160.70   207.74    312.61       26.27     80.70    137.74    292.61
   optional MAV and EEP                      107.30    163.76   212.82    322.60       27.30     83.76    142.82    302.60

MFS(R) New Discovery Series - Service Class
   base contract with no optional riders     103.20    151.47   192.37    282.03       23.20     71.47    122.37    262.03
   optional MAV                              104.73    156.09   200.08    297.44       24.73     76.09    130.08    277.44
   optional EEB                              106.27    160.70   207.74    312.61       26.27     80.70    137.74    292.61
   optional EEP                              107.30    163.76   212.82    322.60       27.30     83.76    142.82    302.60
   optional MAV and EEB                      107.81    165.29   215.35    327.56       27.81     85.29    145.35    307.56
   optional MAV and EEP                      108.83    168.34   220.40    337.41       28.83     88.34    150.40    317.41

MFS(R) Utilities Series - Service Class
   base contract with no optional riders     101.66    146.83   184.61    266.40       21.66     66.83    114.61    246.40
   optional MAV                              103.20    151.47   192.37    282.03       23.20     71.47    122.37    262.03
   optional EEB                              104.73    156.09   200.08    297.44       24.73     76.09    130.08    277.44
   optional EEP                              105.76    159.16   205.19    307.58       25.76     79.16    135.19    287.58
   optional MAV and EEB                      106.27    160.70   207.74    312.61       26.27     80.70    137.74    292.61
   optional MAV and EEP                      107.30    163.76   212.82    322.60       27.30     83.76    142.82    302.60

Pioneer Equity-Income VCT Portfolio - Class II Shares
   base contract with no optional riders     100.12    142.18   176.80    250.53       20.12     62.18    106.80    230.53
   optional MAV                              101.66    146.83   184.61    266.40       21.66     66.83    114.61    246.40
   optional EEB                              103.20    151.47   192.37    282.03       23.20     71.47    122.37    262.03
   optional EEP                              104.22    154.55   197.51    292.33       24.22     74.55    127.51    272.33
   optional MAV and EEB                      104.73    156.09   200.08    297.44       24.73     76.09    130.08    277.44
   optional MAV and EEP                      105.76    159.16   205.19    307.58       25.76     79.16    315.19    287.58

Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders     107.71    164.98   214.84    326.57       27.71     84.98    144.84    306.57
   optional MAV                              109.24    169.56   222.41    341.32       29.24     89.56    152.41    321.32
   optional EEB                              110.78    174.13   229.93    355.84       30.78     94.13    159.93    335.84
   optional EEP                              111.81    177.16   234.92    365.40       31.81     97.16    164.92    345.40
   optional MAV and EEB                      112.32    178.68   237.41    370.15       32.32     98.68    167.41    350.15
   optional MAV and EEP                      113.34    181.71   242.36    379.57       33.34    101.71    172.36    359.57


--------------------------------------------------------------------------------
17 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Putnam VT Health Sciences Fund: Class IB Shares
   base contract with no optional riders    $100.94   $144.67  $180.97   $259.02      $20.94    $64.67   $110.97   $239.02
   optional MAV                              102.48    149.31   188.75    274.77       22.48     69.31    118.75    254.77
   optional EEB                              104.02    153.94   196.48    290.28       24.02     73.94    126.48    270.28
   optional EEP                              105.04    157.01   201.61    300.49       25.04     77.01    131.61    280.49
   optional MAV and EEB                      105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56
   optional MAV and EEP                      106.58    161.62   209.26    315.62       26.58     81.62    139.26    295.62

Putnam VT International Growth Fund: Class IB Shares
   base contract with no optional riders     102.48    149.31   188.75    274.77       22.48     69.31    118.75    254.77
   optional MAV                              104.02    153.94   196.48    290.28       24.02     73.94    126.48    270.28
   optional EEB                              105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56
   optional EEP                              106.58    161.62   209.26    315.62       26.58     81.62    139.26    295.62
   optional MAV and EEB                      107.09    163.15   211.80    320.61       27.09     83.15    141.80    300.61
   optional MAV and EEP                      108.12    166.21   216.87    330.53       28.12     86.21    146.87    310.53

Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders      99.71    140.94   174.71    246.26       19.71     60.94    104.71    226.26
   optional MAV                              101.25    145.60   182.53    262.19       21.25     65.60    112.53    242.19
   optional EEB                              102.79    150.23   190.30    277.89       22.79     70.23    120.30    257.89
   optional EEP                              103.81    153.32   195.46    288.22       23.81     73.32    125.46    268.22
   optional MAV and EEB                      104.32    154.86   198.02    293.35       24.32     74.86    128.02    273.35
   optional MAV and EEP                      103.35    157.93   203.15    303.53       25.35     77.93    133.15    283.53

Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders     103.09    151.16   191.85    281.00       23.09     71.16    121.85    261.00
   optional MAV                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional EEB                              106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61
   optional EEP                              107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61
   optional MAV and EEB                      107.71    164.98   214.84    326.57       22.71     84.98    144.84    306.57
   optional MAV and EEP                      108.73    168.04   219.90    336.43       28.73     88.04    149.90    316.43

Wanger International Small Cap
   base contract with no optional riders     104.73    156.09   200.08    297.44       24.73     76.09    130.08    277.44
   optional MAV                              106.27    160.70   207.74    312.61       26.27     80.70    137.74    292.61
   optional EEB                              107.81    165.29   215.35    327.56       27.81     85.29    145.35    307.56
   optional EEP                              108.83    168.34   220.40    337.41       28.83     88.34    150.40    317.41
   optional MAV and EEB                      109.35    169.87   222.92    342.29       29.35     89.87    152.92    322.29
   optional MAV and EEP                      110.37    172.91   227.93    351.99       30.37     92.91    157.93    331.99

Wanger U.S. Small Cap
   base contract with no optional riders     100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79
   optional MAV                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59
   optional EEB                              103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional EEP                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional MAV and EEB                      105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional MAV and EEP                      106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61


--------------------------------------------------------------------------------
18 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a ten-year surrender charge schedule+ and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders    $100.53   $143.43  $178.88   $254.79      $20.53    $63.43   $108.88   $234.79
   optional MAV                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59
   optional EEB                              103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional EEP                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional MAV and EEB                      105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional MAV and EEP                      106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61

Wells Fargo VT International Equity Fund
   base contract with no optional riders     100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79
   optional MAV                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59
   optional EEB                              103.61    152.70   194.43    286.16       23.61     72.70    124.43    266.16
   optional EEP                              104.63    155.78   199.56    296.42       24.63     75.78    129.56    276.42
   optional MAV and EEB                      105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional MAV and EEP                      106.17    160.39   207.23    311.61       26.17     80.39    137.23    291.61

Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders     102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81
   optional MAV                              104.12    154.24   197.00    291.30       24.12     74.24    127.00    271.30
   optional EEB                              105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional EEP                              106.68    161.92   209.77    316.62       26.68     81.92    139.77    296.62
   optional MAV and EEB                      107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61
   optional MAV and EEP                      108.22    166.51   217.37    331.51       28.22     86.51    147.37    311.51


--------------------------------------------------------------------------------
19 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders    $ 97.97   $135.65  $165.78   $227.92      $17.97    $55.65   $ 95.78   $207.92
   optional MAV                               99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12


AXP(R) VP - Bond Fund
   base contract with no optional riders      96.33    130.65   157.33    210.38       16.33     50.65     87.33    190.38
   optional MAV                               97.87    135.34   165.26    226.84       17.87     55.34     95.26    206.84

AXP(R) VP - Capital Resource Fund
   base contract with no optional riders      96.12    130.03   156.27    208.17       16.12     50.03     86.27    188.17
   optional MAV                               97.66    134.71   164.20    224.66       17.66     54.71     94.20    204.66

AXP(R) VP - Cash Management Fund
   base contract with no optional riders      95.20    127.21   151.48    198.16       15.20     47.21     81.48    178.16
   optional MAV                               96.74    131.91   159.45    214.79       16.74     51.90     89.45    194.79

AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders      97.97    135.65   165.78    227.92       17.97     55.65     95.78    207.92
   optional MAV                               99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12

AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders     105.55    158.55   204.17    305.56       25.55     78.55    134.17    285.56
   optional MAV                              107.09    163.15   211.80    320.61       27.09     83.15    141.80    300.61

AXP(R) VP - Equity Select Fund
   base contract with no optional riders      99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12
   optional MAV                              101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08

AXP(R) VP - Extra Income Fund
   base contract with no optional riders      96.64    131.59   158.92    213.69       16.64     51.59     88.92    193.69
   optional MAV                               98.17    136.27   166.84    230.10       18.17     56.27     96.84    210.10

AXP(R) VP - Federal Income Fund
   base contract with no optional riders      97.15    133.15   161.56    219.19       17.15     53.15     91.56    199.19
   optional MAV                               98.69    137.83   169.47    235.51       18.69     57.83     99.47    215.51

AXP(R) VP - Global Bond Fund
   base contract with no optional riders      99.20    139.39   172.09    240.90       19.20     59.39    102.09    220.90
   optional MAV                              100.74    144.05   179.93    256.91       20.74     64.05    109.93    236.91

AXP(R) VP - Growth Fund
   base contract with no optional riders      97.97    135.65   165.78    227.92       17.97     55.65     95.78    207.92
   optional MAV                               99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12

AXP(R) VP - International Fund
   base contract with no optional riders      98.69    137.83   169.47    235.51       18.69     57.83     99.47    215.51
   optional MAV                              100.22    142.49   177.32    251.60       20.22     62.49    107.32    231.60

AXP(R) VP - Managed Fund
   base contract with no optional riders      95.92    129.40   155.20    205.95       15.92     49.40     85.20    185.95
   optional MAV                               97.46    134.09   163.15    222.47       17.46     54.09     93.15    202.47

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders      96.23    130.34   156.80    209.28       16.23     50.34     86.80    189.28
   optional MAV                               97.76    135.03   164.73    225.75       17.76     55.03     94.73    205.75





--------------------------------------------------------------------------------
20 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders    $103.61   $152.70  $194.43   $286.16      $23.61    $72.70   $124.43   $266.16
   optional MAV                              105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50

AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders      93.15    120.92   140.78    175.60       13.15     40.92     70.78    155.60
   optional MAV                               94.69    125.64   148.81    192.56       14.69     45.64     78.81    172.56

AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders     100.43    143.11   178.36    253.73       20.43     63.11    108.36    233.73
   optional MAV                              101.97    147.76   186.16    269.54       21.97     67.76    116.16    249.54

AXP(R) VP - Stock Fund
   base contract with no optional riders      99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12
   optional MAV                              101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08

AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders      96.12    130.03   156.27    208.17       16.12     50.03     86.27    188.17
   optional MAV                               97.66    134.71   164.20    224.66       17.66     54.71     94.20    204.66

AIM V. I. Capital Appreciation Fund, Series II
   base contract with no optional riders      99.20    139.39   172.09    240.90       19.20     59.39    102.09    220.90
   optional MAV                              100.74    144.05   179.93    256.91       20.74     64.05    109.93    236.91

AIM V.I. Capital Development Fund Series II
   base contract                             102.89    150.54   190.82    278.92       22.89     70.54    120.82    258.92
   optional MAV                              104.43    155.17   198.54    294.37       24.43     75.17    128.54    274.37

Alliance VP AllianceBernstein International Value Portfolio (Class B)
   base contract with no optional riders     100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79
   optional MAV                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59

Alliance VP Growth and Income Portfolio (Class B)
   base contract with no optional riders      97.97    135.65   165.78    227.92       17.97     55.65     95.78    207.92
   optional MAV                               99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12

American Century VP International, Class II
   base contract with no optional riders     105.14    157.32   202.12    301.50       25.14     77.32    132.12    281.50
   optional MAV                              106.68    161.92   209.77    316.62       26.68     81.92    139.77    296.62

American Century VP Value, Class II
   base contract with no optional riders     100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47
   optional MAV                              101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35

Calvert Variable Series, Inc. Social Balanced Portfolio
   base contract with no optional riders      97.05    132.84   161.03    218.09       17.05     52.84     91.03    198.09
   optional MAV                               98.58    137.52   168.94    234.43       18.58     57.52     98.94    214.43

Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional riders      99.51    140.32   173.66    244.12       19.51     60.32    103.66    224.12
   optional MAV                              101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08

Fidelity VIP III Growth & Income Portfolio (Service Class 2)
   base contract with no optional riders      96.94    132.53   160.51    216.99       16.94     52.53     90.51    196.99
   optional MAV                               98.48    137.21   168.42    233.35       18.48     57.21     98.42    213.35




--------------------------------------------------------------------------------
21 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Fidelity VIP III Mid Cap Portfolio (Service Class 2)
   base contract with no optional riders    $ 98.38   $136.90  $167.89   $232.27      $18.38    $56.90   $ 97.89   $212.27
   optional MAV                               99.92    141.56   175.75    248.40       19.92     61.56    105.75    228.40

Fidelity VIP Overseas Portfolio (Service Class 2)
   base contract with no optional riders     100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47
   optional MAV                              101.56    146.52   184.09    265.35       21.56     66.52    114.09    245.35

FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders      96.94    132.53   160.51    216.99       16.94     52.53     90.51    196.99
   optional MAV                               98.48    137.21   168.42    233.35       18.48     57.21     98.42    213.35

FTVIPT Franklin Value Securities Fund - Class 2
   base contract with no optional riders      99.40    140.01   173.14    243.05       19.40     60.01    103.14    223.05
   optional MAV                              100.94    144.67   180.97    259.02       20.94     64.67    110.97    239.02

FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders      98.99    138.76   171.04    238.75       18.99     58.76    101.04    218.75
   optional MAV                              100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders      97.46    134.09   163.15    222.47       17.46     54.09     93.15    202.47
   optional MAV                               98.99    138.76   171.04    238.75       18.99     58.76    101.04    218.75

Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders      98.99    138.76   171.04    238.75       18.99     58.76    101.04    218.75
   optional MAV                              100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79

INVESCO VIF - Dynamics Fund
   base contract with no optional riders      99.40    140.01   173.14    243.05       19.40     60.01    103.14    223.05
   optional MAV                              100.94    144.67   180.97    259.02       20.94     64.67    110.97    239.02

INVESCO VIF - Financial Services Fund
   base contract with no optional riders      99.40    140.01   173.14    243.05       19.40     60.01    103.14    223.05
   optional MAV                              100.94    144.67   180.97    259.02       20.94     64.67    110.97    239.02

INVESCO VIF - Technology Fund
   base contract with no optional riders      98.69    137.83   169.47    235.51       18.69     57.83     99.47    215.51
   optional MAV                              100.22    142.49   177.32    251.60       20.22     62.49    107.32    231.60

INVESCO VIF - Telecommunications Fund
   base contract with no optional riders      99.10    139.08   171.57    239.83       19.10     59.08    101.57    219.83
   optional MAV                              100.63    143.74   179.41    255.85       20.63     63.74    109.41    235.85

Janus Aspen Series Global Technology Portfolio: Service Shares
   base contract with no optional riders      97.87    135.34   165.26    226.84       17.87     55.34     95.26    206.84
   optional MAV                               99.40    140.01   173.14    243.05       19.40     60.01    103.14    223.05

Janus Aspen Series International Growth Portfolio: Service Shares
   base contract with no optional riders      98.07    135.96   166.31    229.01       18.07     55.96     96.31    209.01
   optional MAV                               99.61    140.63   174.18    245.19       19.61     60.63    104.18    225.19

Lazard Retirement Series International Equity Portfolio
   base contract with no optional riders     101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08
   optional MAV                              102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81




--------------------------------------------------------------------------------
22 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a ten-year surrender charge schedule+ and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders    $ 99.61   $140.63  $174.18   $245.19      $19.61    $60.63   $104.18   $225.19
   optional MAV                              101.15    145.29   182.01    261.14       21.15     65.29    112.01    241.14

MFS(R) New Discovery Series - Service Class
   base contract with no optional riders     101.15    145.29   182.01    261.14       21.15     65.29    112.01    241.14
   optional MAV                              102.68    149.93   189.78    276.85       22.68     69.93    119.78    256.85

MFS(R) Utilities Series - Service Class
   base contract with no optional riders      99.61    140.63   174.18    245.19       19.61     60.63    104.18    225.19
   optional MAV                              101.15    145.29   182.01    261.14       21.15     65.29    112.01    241.14

Pioneer Equity-Income VCT Portfolio - Class II Shares
   base contract with no optional riders      98.07    135.96   166.31    229.01       18.07     55.96     96.31    209.01
   optional MAV                               99.61    140.63   174.18    245.19       19.61     60.63    104.18    225.19

Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders     105.66    158.86   204.68    306.57       25.66     78.86    134.68    286.57
   optional MAV                              107.19    163.45   212.31    321.61       27.19     83.45    142.31    301.61

Putnam VT Health Sciences Fund: Class IB Shares
   base contract with no optional riders      98.89    138.45   170.52    237.67       18.89     58.45    100.52    217.67
   optional MAV                              100.43    143.11   178.36    253.73       20.43     63.11    108.36    233.73

Putnam VT International Growth Fund: Class IB Shares
   base contract with no optional riders     100.43    143.11   178.36    253.73       20.43     63.11    108.36    233.73
   optional MAV                              101.97    147.76   186.16    269.54       21.97     67.76    116.16    249.54

Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders      97.66    134.71   164.20    224.66       17.66     54.71     94.20    204.66
   optional MAV                               99.20    139.39   172.09    240.90       19.20     53.39    102.09    220.90

Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders     101.04    144.98   181.49    260.08       21.04     64.98    111.49    240.08
   optional MAV                              102.58    149.62   189.27    275.81       22.58     69.62    119.27    255.81

Wanger International Small Cap
   base contract with no optional riders     102.68    149.93   189.78    276.85       22.68     69.93    119.78    256.85
   optional MAV                              104.22    154.55   197.51    292.33       24.22     74.55    127.51    272.33

Wanger U.S. Small Cap
   base contract with no optional riders      98.48    137.21   168.42    233.35       18.48     57.21     98.42    213.35
   optional MAV                              100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47

Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders      98.48    137.21   168.42    233.35       18.48     57.21     98.42    213.35
   optional MAV                              100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47

Wells Fargo VT International Equity Fund
   base contract with no optional riders      98.48    137.21   168.42    233.35       18.48     57.21     98.42    213.35
   optional MAV                              100.02    141.87   176.28    249.47       20.02     61.87    106.28    229.47

Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders     100.53    143.43   178.88    254.79       20.53     63.43    108.88    234.79
   optional MAV                              102.07    148.07   186.68    270.59       22.07     68.07    116.68    250.59




--------------------------------------------------------------------------------
23 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ...



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year   3 years  5 years  10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders    $ 90.02   $131.87  $156.28   $229.47      $20.02   $ 61.87   $106.28   $229.47
   optional MAV                               91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35
   optional EEB                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional EEP                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                       94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                       95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57

AXP(R) VP - Bond Fund
   base contract with no optional riders      88.38    126.90   147.89    212.27       18.38     56.90     97.89    212.27
   optional MAV                               89.92    131.56   155.75    228.40       19.92     61.56    105.75    228.40
   optional EEB                               91.45    136.21   163.57    244.30       21.45     66.21    113.57    244.30
   optional EEP                               92.48    139.31   168.75    254.77       22.48     69.31    118.75    254.77
   optional MAV and EEB                       92.99    140.85   171.33    259.96       22.99     70.85    121.33    259.96
   optional MAV and EEP                       94.02    143.94   176.48    270.28       24.02     73.94    126.48    270.28

AXP(R) VP - Capital Resource Fund
   base contract with no optional riders      88.17    126.27   146.84    210.10       18.17     56.27     96.84    210.10
   optional MAV                               89.71    130.94   154.71    226.26       19.71     60.94    104.71    226.26
   optional EEB                               91.25    135.60   162.53    242.19       21.25     65.60    112.53    242.19
   optional EEP                               92.27    138.69   167.72    252.68       22.27     68.69    117.72    252.68
   optional MAV and EEB                       92.79    140.23   170.30    257.89       22.79     70.23    120.30    257.89
   optional MAV and EEP                       93.81    143.32   175.46    268.22       23.81     73.32    125.46    268.22

AXP(R) VP - Cash Management Fund
   base contract with no optional riders      87.25    123.47   142.09    200.28       17.25     53.47     92.09    200.28
   optional MAV                               88.79    128.14   149.99    216.59       18.79     58.14     99.99    216.59
   optional EEB                               90.33    132.80   157.84    232.66       20.33     62.80    107.84    232.66
   optional EEP                               91.35    135.90   163.05    243.25       21.35     65.90    113.05    243.25
   optional MAV and EEB                       91.86    137.45   165.64    248.50       21.86     67.45    115.64    248.50
   optional MAV and EEP                       92.89    140.54   170.82    258.02       22.89     70.54    120.82    258.92

AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders      90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47
   optional MAV                               91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35
   optional EEB                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional EEP                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                       94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                       95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57

AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders      97.60    154.68   194.34    305.58       27.60     84.68    144.34    305.58
   optional MAV                               99.14    159.26   201.91    320.34       29.14     89.26    151.91    320.34
   optional EEB                              100.68    163.82   209.43    334.88       30.68     93.82    159.43    334.88
   optional EEP                              101.70    166.86   214.42    344.45       31.70     96.86    164.42    344.45
   optional MAV and EEB                      102.22    168.38   216.91    349.20       32.22     98.38    166.91    349.20
   optional MAV and EEP                      103.24    171.40   221.87    358.63       33.24    101.40    171.87    358.63


--------------------------------------------------------------------------------
24 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Equity Select Fund

   base contract with no optional riders     $91.56   $136.52  $164.09   $245.35      $21.56    $66.52   $114.09   $245.35

   optional MAV                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional EEB                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional EEP                               95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional MAV and EEB                       96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61
   optional MAV and EEP                       97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61

AXP(R) VP - Extra Income Fund
   base contract with no optional riders      88.69    127.83   149.47    215.51       18.69     57.83     99.47    215.51
   optional MAV                               90.22    132.49   157.32    231.60       20.22     62.49    107.32    231.60
   optional EEB                               91.76    137.14   165.12    247.45       21.76     67.14    115.12    247.45
   optional EEP                               92.79    140.23   170.30    257.89       22.79     70.23    120.30    257.89
   optional MAV and EEB                       93.30    141.78   172.88    263.07       23.30     71.78    122.88    263.07
   optional MAV and EEP                       94.32    144.86   178.02    273.35       24.32     74.86    128.02    273.35

AXP(R) VP - Federal Income Fund
   base contract with no optional riders      89.20    129.39   152.09    220.90       19.20     59.39    102.09    220.90
   optional MAV                               90.74    134.05   159.93    236.91       20.74     64.05    109.93    236.91
   optional EEB                               92.27    138.69   167.72    252.68       22.27     68.69    117.72    252.68
   optional EEP                               93.30    141.78   172.88    263.07       23.30     71.78    122.88    263.07
   optional MAV and EEB                       93.81    143.32   175.46    268.22       23.81     73.32    125.46    268.22
   optional MAV and EEP                       94.84    146.40   180.59    278.45       24.84     76.40    130.59    278.45

AXP(R) VP - Global Bond Fund
   base contract with no optional riders      91.25    135.60   162.53    242.19       21.25     65.60    112.53    242.19
   optional MAV                               92.79    140.23   170.30    257.89       22.79     70.23    120.30    257.89
   optional EEB                               94.32    144.86   178.02    273.35       24.32     74.86    128.02    273.35
   optional EEP                               95.35    147.93   183.15    283.53       25.35     77.93    133.15    283.53
   optional MAV and EEB                       95.86    149.47   185.70    288.59       25.86     79.47    135.70    288.59
   optional MAV and EEP                       96.89    152.54   190.79    298.62       26.89     82.54    140.79    298.62

AXP(R) VP - Growth Fund
   base contract with no optional riders      90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47
   optional MAV                               91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35
   optional EEB                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional EEP                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                       94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                       95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57

AXP(R) VP - International Fund
   base contract with no optional riders      90.74    134.05   159.93    236.91       20.74     64.05    109.93    236.91
   optional MAV                               92.27    138.69   167.72    252.68       22.27     68.69    117.72    252.68
   optional EEB                               93.81    143.32   175.46    268.22       23.81     73.32    125.46    268.22
   optional EEP                               94.84    146.40   180.59    278.45       24.84     76.40    130.59    278.45
   optional MAV and EEB                       95.35    147.93   183.15    283.53       25.35     77.93    133.15    283.53
   optional MAV and EEP                       96.37    151.00   188.25    293.61       26.37     81.00    138.25    293.61


--------------------------------------------------------------------------------
25 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Managed Fund
   base contract with no optional riders    $ 87.97   $125.65  $145.78   $207.92      $17.97    $55.65   $ 95.78   $207.92
   optional MAV                               89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12
   optional EEB                               91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08
   optional EEP                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59
   optional MAV and EEB                       92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81
   optional MAV and EEP                       93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders      88.28    126.58   147.36    211.18       18.28     56.58     97.36    211.18
   optional MAV                               89.81    131.25   155.23    227.33       19.81     61.25    105.23    227.33
   optional EEB                               91.35    135.90   163.05    243.25       21.35     65.90    113.05    243.25
   optional EEP                               92.38    139.00   168.23    253.72       22.38     69.00    118.23    253.72
   optional MAV and EEB                       92.89    140.54   170.82    258.92       22.89     70.54    120.82    258.92
   optional MAV and EEP                       93.91    143.63   175.97    269.25       23.91     73.63    125.97    269.25

AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders      95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional MAV                               97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61
   optional EEB                               98.73    158.04   199.90    316.43       28.73     88.04    149.90    316.43
   optional EEP                               99.76    161.09   204.93    326.18       29.76     91.09    154.93    326.18
   optional MAV and EEB                      100.27    162.61   207.43    331.02       30.27     92.61    157.43    331.02
   optional MAV and EEP                      101.29    165.65   212.43    340.63       31.29     95.65    162.43    340.63

AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders      85.20    117.21   131.48    178.16       15.20     47.21     81.48    178.16
   optional MAV                               86.74    121.90   139.45    194.79       16.74     51.90     89.45    194.79
   optional EEB                               88.28    126.58   147.36    211.18       18.28     56.58     97.36    211.18
   optional EEP                               89.30    129.70   152.61    221.98       19.30     59.70    102.61    221.98
   optional MAV and EEB                       89.81    131.25   155.23    227.33       19.81     61.25    105.23    227.33
   optional MAV and EEP                       90.84    134.36   160.45    237.97       20.84     64.36    110.45    237.97

AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders      92.48    139.31   168.75    254.77       22.48     69.31    118.75    254.77
   optional MAV                               94.02    143.94   176.48    270.28       24.02     73.94    126.48    270.28
   optional EEB                               95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56
   optional EEP                               96.58    151.62   189.26    295.62       26.58     81.62    139.26    295.62
   optional MAV and EEB                       97.09    153.15   191.80    300.61       27.09     83.15    141.80    300.61
   optional MAV and EEP                       98.12    156.21   196.87    310.53       28.12     86.21    146.87    310.53

AXP(R) VP - Stock Fund
   base contract with no optional riders      91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35
   optional MAV                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional EEB                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional EEP                               95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional MAV and EEB                       96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61
   optional MAV and EEP                       97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61


--------------------------------------------------------------------------------
26 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years

AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders    $ 88.17   $126.27  $146.84   $210.10      $18.17   $ 56.27   $ 96.84   $210.10
   optional MAV                               89.71    130.94   154.71    226.26       19.71     60.94    104.71    226.26
   optional EEB                               91.25    135.60   162.53    242.19       21.25     65.60    112.53    242.19
   optional EEP                               92.27    138.69   167.72    252.68       22.27     68.69    117.72    252.68
   optional MAV and EEB                       92.79    140.23   170.30    257.89       22.79     70.23    120.30    257.89
   optional MAV and EEP                       93.81    143.32   175.46    268.22       23.81     73.32    125.46    268.22

AIM V. I. Capital Appreciation Fund, Series II
   base contract with no optional riders      91.25    135.60   162.53    242.19       21.25     65.60    112.53    242.19
   optional MAV                               92.79    140.23   170.30    257.89       22.79     70.23    120.30    257.89
   optional EEB                               94.32    144.86   178.02    273.35       24.32     74.86    128.02    273.35
   optional EEP                               95.35    147.93   183.15    283.53       25.35     77.93    133.15    283.53
   optional MAV and EEB                       95.86    149.47   185.70    288.59       25.86     79.47    135.70    288.59
   optional MAV and EEP                       96.89    152.54   190.79    298.62       26.89     82.54    140.79    298.62

AIM V.I. Capital Development Fund Series II
   base contract                              94.94    146.71   181.10    279.47       24.94     76.71    131.10    279.47
   optional MAV                               96.48    151.31   188.76    294.62       26.48     81.31    138.76    294.62
   optional EEB                               98.01    155.90   196.36    309.54       28.01     85.90    146.36    309.54
   optional EEP                               99.04    158.95   201.41    319.36       29.04     88.95    151.41    319.36
   optional MAV and EEB                       99.55    160.48   203.92    324.24       29.55     90.48    153.92    324.24
   optional MAV and EEP                      100.58    163.52   208.93    333.92       30.58     93.52    158.93    333.92

Alliance VP AllianceBernstein International Value Portfolio (Class B)
   base contract with no optional riders      92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81
   optional MAV                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional EEB                               95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional EEP                               96.68    151.92   189.77    296.62       26.68     81.92    139.77    296.62
   optional MAV and EEB                       97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61
   optional MAV and EEP                       98.22    156.51   197.37    311.51       28.22     86.51    147.37    311.51

Alliance VP Growth & Income Portfolio (Class B)
   base contract with no optional riders      90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47
   optional MAV                               91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35
   optional EEB                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional EEP                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional MAV and EEB                       94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional MAV and EEP                       95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57

American Century VP International, Class II
   base contract with no optional riders      97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61
   optional MAV                               98.73    158.04   199.90    316.43       28.73     88.04    149.90    316.43
   optional EEB                              100.27    162.61   207.43    331.02       30.27     92.61    157.43    331.02
   optional EEP                              101.29    165.65   212.43    340.63       31.29     95.65    162.43    340.63
   optional MAV and EEB                      101.81    167.16   214.92    345.40       31.81     97.16    164.92    345.40
   optional MAV and EEP                      102.83    170.19   219.89    354.87       32.83    100.19    169.89    354.87


--------------------------------------------------------------------------------
27 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
American Century VP Value, Class II
   base contract with no optional riders     $92.07   $138.07  $166.68   $250.59      $22.07    $68.07   $116.68   $250.59
   optional MAV                               93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional EEB                               95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional EEP                               96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61
   optional MAV and EEB                       96.68    151.92   189.77    296.62       26.68     81.92    139.77    296.62
   optional MAV and EEP                       97.71    154.98   194.84    306.57       27.71     84.98    144.84    306.57

Calvert Variable Series, Inc. Social Balanced Portfolio
   base contract with no optional riders      89.10    129.08   151.57    219.83       19.10     59.08    101.57    219.83
   optional MAV                               90.63    133.74   159.41    235.85       20.63     63.74    109.41    235.85
   optional EEB                               92.17    138.38   167.20    251.64       22.17     68.38    117.20    251.64
   optional EEP                               93.20    141.47   172.37    262.03       23.20     71.47    122.37    262.03
   optional MAV and EEB                       93.71    143.01   174.94    267.19       23.71     73.01    124.94    267.19
   optional MAV and EEP                       94.73    146.09   180.08    277.44       24.73     76.09    130.08    277.44

Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional riders      91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35
   optional MAV                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional EEB                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional EEP                               95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional MAV and EEB                       96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61
   optional MAV and EEP                       97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61

Fidelity VIP III Growth & Income Portfolio (Service Class 2)
   base contract with no optional riders      88.99    128.76   151.04    218.75       18.99     58.76    101.04    218.75
   optional MAV                               90.53    133.43   158.88    234.79       20.53     63.43    108.88    234.79
   optional EEB                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59
   optional EEP                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional MAV and EEB                       93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional MAV and EEP                       94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42

Fidelity VIP III Mid Cap Portfolio (Service Class 2)
   base contract with no optional riders      90.43    133.11   158.36    233.73       20.43     63.11    108.36    233.73
   optional MAV                               91.97    137.76   166.16    249.54       21.97     67.76    116.16    249.54
   optional EEB                               93.50    142.39   173.91    265.13       23.50     72.39    123.91    265.13
   optional EEP                               94.53    145.47   179.05    275.39       24.53     75.47    129.05    275.39
   optional MAV and EEB                       95.04    147.01   181.61    280.49       25.04     77.01    131.61    280.49
   optional MAV and EEP                       96.07    150.08   186.72    290.60       26.07     80.08    136.72    290.60

Fidelity VIP Overseas Portfolio (Service Class 2)
   base contract with no optional riders      92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59
   optional MAV                               93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional EEB                               95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional EEP                               96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61
   optional MAV and EEB                       96.68    151.92   189.77    296.62       26.68     81.92    139.77    296.62
   optional MAV and EEP                       97.71    154.98   194.84    306.57       27.71     84.98    144.84    306.57


--------------------------------------------------------------------------------
28  RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders     $88.99   $128.76  $151.04   $218.75      $18.99    $58.76   $101.04   $218.75
   optional MAV                               90.53    133.43   158.88    234.79       20.53     63.43    108.88    234.79
   optional EEB                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59
   optional EEP                               93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional MAV and EEB                       93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional MAV and EEP                       94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42

FTVIPT Franklin Value Securities Fund - Class 2
   base contract with no optional riders      91.45    136.21   163.57    244.30       21.45     66.21    113.57    244.30
   optional MAV                               92.99    140.85   171.33    259.96       22.99     70.85    121.33    259.96
   optional EEB                               94.53    145.47   179.05    275.39       24.53     75.47    129.05    275.39
   optional EEP                               95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56
   optional MAV and EEB                       96.07    150.08   186.72    290.60       26.07     80.08    136.72    290.60
   optional MAV and EEP                       97.09    153.15   191.80    300.61       27.09     83.15    141.80    300.61

FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders      91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08
   optional MAV                               92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81
   optional EEB                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional EEP                               95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional MAV and EEB                       95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional MAV and EEP                       96.68    151.92   189.77    296.62       26.68     81.92    139.77    296.62

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders      89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12
   optional MAV                               91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08
   optional EEB                               92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81
   optional EEP                               93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional MAV and EEB                       94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional MAV and EEP                       95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50

Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders      91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08
   optional MAV                               92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81
   optional EEB                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional EEP                               95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional MAV and EEB                       95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional MAV and EEP                       96.68    151.92   189.77    296.62       26.68     81.92    139.77    296.62

INVESCO VIF - Dynamics Fund
   base contract with no optional riders      91.45    136.21   163.57    244.30       21.45     66.21    113.57    244.30
   optional MAV                               92.99    140.85   171.33    259.96       22.99     70.85    121.33    259.96
   optional EEB                               94.53    145.47   179.05    275.39       24.53     75.47    129.05    275.39
   optional EEP                               95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56
   optional MAV and EEB                       96.07    150.08   186.72    290.60       26.07     80.08    136.72    290.60
   optional MAV and EEP                       97.09    153.15   191.80    300.61       27.09     83.15    141.80    300.61


--------------------------------------------------------------------------------
29 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
INVESCO VIF - Financial Services Fund
   base contract with no optional riders     $91.45   $136.21  $163.57   $244.30      $21.45    $66.21   $113.57   $244.30
   optional MAV                               92.99    140.85   171.33    259.96       22.99     70.85    121.33    259.96
   optional EEB                               94.53    145.47   179.05    275.39       24.53     75.47    129.05    275.39
   optional EEP                               95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56
   optional MAV and EEB                       96.07    150.08   186.72    290.60       26.07     80.08    136.72    290.60
   optional MAV and EEP                       97.09    153.15   191.80    300.61       27.09     83.15    141.80    300.61

INVESCO VIF - Technology Fund
   base contract with no optional riders      90.74    134.05   159.93    236.91       20.74     64.05    109.93    236.91
   optional MAV                               92.27    138.69   167.72    252.68       22.27     68.69    117.72    252.68
   optional EEB                               93.81    143.32   175.46    268.22       23.81     73.32    125.46    268.22
   optional EEP                               94.84    146.40   180.59    278.45       24.84     76.40    130.59    278.45
   optional MAV and EEB                       95.35    147.93   183.15    283.53       25.35     77.93    133.15    283.53
   optional MAV and EEP                       96.37    151.00   188.25    293.61       26.37     81.00    138.25    293.61

INVESCO VIF - Telecommunications Fund
   base contract with no optional riders      91.15    135.29   162.01    241.14       21.15     65.29    112.01    241.14
   optional MAV                               92.68    139.93   169.78    256.85       22.68     69.93    119.78    256.85
   optional EEB                               94.22    144.55   177.51    272.33       24.22     74.55    127.51    272.33
   optional EEP                               95.25    147.63   182.63    282.52       25.25     77.63    132.63    282.52
   optional MAV and EEB                       95.76    149.16   185.19    287.58       25.76     79.16    135.19    287.58
   optional MAV and EEP                       96.78    152.23   190.28    297.62       26.78     82.23    140.28    297.62

Janus Aspen Series Global Technology Portfolio: Service Shares
   base contract with no optional riders      89.92    131.56   155.75    228.40       19.92     61.56    105.75    228.40
   optional MAV                               91.45    136.21   163.57    244.30       21.45     66.21    113.57    244.30
   optional EEB                               92.99    140.85   171.33    259.96       22.99     70.85    121.33    259.96
   optional EEP                               94.02    143.94   176.48    270.28       24.02     73.94    126.48    270.28
   optional MAV and EEB                       94.53    145.47   179.05    275.39       24.53     75.47    129.05    275.39
   optional MAV and EEP                       95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56

Janus Aspen Series International Growth Portfolio: Service Shares
   base contract with no optional riders      90.12    132.18   156.80    230.53       20.12     62.18    106.80    230.53
   optional MAV                               91.66    136.83   164.61    246.40       21.66     66.83    114.61    246.40
   optional EEB                               93.20    141.47   172.37    262.03       23.20     71.47    122.37    262.03
   optional EEP                               94.22    144.55   177.51    272.33       24.22     74.55    127.51    272.33
   optional MAV and EEB                       94.73    146.09   180.08    277.44       24.73     76.09    130.08    277.44
   optional MAV and EEP                       95.76    149.16   185.19    287.58       25.76     79.16    135.19    287.58

Lazard Retirement Series International Equity Portfolio
   base contract with no optional riders      93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional MAV                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional EEB                               96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61
   optional EEP                               97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61
   optional MAV and EEB                       97.71    154.98   194.84    306.57       27.71     84.98    144.84    306.57
   optional MAV and EEP                       98.73    158.04   199.90    316.43       28.73     88.04    149.90    316.43


--------------------------------------------------------------------------------
30 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders    $ 91.66   $136.83  $164.61   $246.40      $21.66   $ 66.83   $114.61   $246.40
   optional MAV                               93.20    141.47   172.37    262.03       23.20     71.47    122.37    262.03
   optional EEB                               94.73    146.09   180.08    277.44       24.73     76.09    130.08    277.44
   optional EEP                               95.76    149.16   185.19    287.58       25.76     79.16    135.19    287.58
   optional MAV and EEB                       96.27    150.70   187.74    292.61       26.27     80.70    137.74    292.61
   optional MAV and EEP                       97.30    153.76   192.82    302.60       27.30     83.76    142.82    302.60

MFS(R) New Discovery Series - Service Class
   base contract with no optional riders      93.20    141.47   172.37    262.03       23.20     71.47    122.37    262.03
   optional MAV                               94.73    146.09   180.08    277.44       24.73     76.09    130.08    277.44
   optional EEB                               96.27    150.70   187.74    292.61       26.27     80.70    137.74    292.61
   optional EEP                               97.30    153.76   192.82    302.60       27.30     83.76    142.82    302.60
   optional MAV and EEB                       97.81    155.29   195.35    307.56       27.81     85.29    145.35    307.56
   optional MAV and EEP                       98.83    158.34   200.40    317.41       28.83     88.34    150.40    317.41

MFS(R) Utilities Series - Service Class
   base contract with no optional riders      91.66    136.83   164.61    246.40       21.66     66.83    114.61    246.40
   optional MAV                               93.20    141.47   172.37    262.03       23.20     71.47    122.37    262.03
   optional EEB                               94.73    146.09   180.08    277.44       24.73     76.09    130.08    277.44
   optional EEP                               95.76    149.16   185.19    287.58       25.76     79.16    135.19    287.58
   optional MAV and EEB                       96.27    150.70   187.74    292.61       26.27     80.70    137.74    292.61
   optional MAV and EEP                       97.30    153.76   192.82    302.60       27.30     83.76    142.82    302.60

Pioneer Equity-Income VCT Portfolio - Class II Shares
   base contract with no optional riders      90.12    132.18   156.80    230.53       20.12     62.18    106.80    230.53
   optional MAV                               91.66    136.83   164.61    246.40       21.66     66.83    114.61    246.40
   optional EEB                               93.20    141.47   172.37    262.03       23.20     71.47    122.37    262.03
   optional EEP                               94.22    144.55   177.51    272.33       24.22     74.55    127.51    272.33
   optional MAV and EEB                       94.73    146.09   180.08    277.44       24.73     76.09    130.08    277.44
   optional MAV and EEP                       95.76    149.16   185.19    287.58       25.76     79.16    135.19    287.58

Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders      97.71    154.98   194.84    306.57       27.71     84.98    144.84    306.57
   optional MAV                               99.24    159.56   202.41    321.32       29.24     89.56    152.41    321.32
   optional EEB                              100.78    164.13   209.93    335.84       30.78     94.13    159.93    335.84
   optional EEP                              101.81    167.16   214.92    345.40       31.81     97.16    164.92    345.40
   optional MAV and EEB                      102.32    168.68   217.41    350.15       32.32     98.68    167.41    350.15
   optional MAV and EEP                      103.34    171.71   222.36    359.57       33.34    101.71    172.36    359.57

Putnam VT Health Sciences Fund: Class IB Shares
   base contract with no optional riders      90.94    134.67   160.97    239.02       20.94     64.67    110.97    239.02
   optional MAV                               92.48    139.31   168.75    254.77       22.48     69.31    118.75    254.77
   optional EEB                               94.02    143.94   176.48    270.28       24.02     73.94    126.48    270.28
   optional EEP                               95.04    147.01   181.61    280.49       25.04     77.01    131.61    280.49
   optional MAV and EEB                       95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56
   optional MAV and EEP                       96.58    151.62   189.26    295.62       26.58     81.62    139.26    295.62


--------------------------------------------------------------------------------
31 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)



                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Putnam VT International Growth Fund: Class IB Shares
   base contract with no optional riders    $ 92.48   $139.31  $168.75   $254.77      $22.48    $69.31   $118.75   $254.77
   optional MAV                               94.02    143.94   176.48    270.28       24.02     73.94    126.48    270.28
   optional EEB                               95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56
   optional EEP                               96.58    151.62   189.26    295.62       26.58     81.62    139.26    295.62
   optional MAV and EEB                       97.09    153.15   191.80    300.61       27.09     83.15    141.80    300.61
   optional MAV and EEP                       98.12    156.21   196.87    310.53       28.12     86.21    146.87    310.53

Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders      89.71    130.94   154.71    226.26       19.71     60.94    104.71    226.26
   optional MAV                               91.25    135.60   162.53    242.19       21.25     65.60    112.53    242.19
   optional EEB                               92.79    140.23   170.30    257.89       22.79     70.23    120.30    257.89
   optional EEP                               93.81    143.32   175.46    268.22       23.81     73.32    125.46    268.22
   optional MAV and EEB                       94.32    144.86   178.02    273.35       24.32     74.86    128.02    273.35
   optional MAV and EEP                       95.35    147.93   183.15    283.53       25.35     77.93    133.15    283.53

Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders      93.09    141.16   171.85    261.00       23.09     71.16    121.85    261.00
   optional MAV                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional EEB                               96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61
   optional EEP                               97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61
   optional MAV and EEB                       97.71    154.98   194.84    306.57       27.71     84.98    144.84    306.57
   optional MAV and EEP                       98.73    158.04   199.90    316.43       28.73     88.04    149.90    316.43

Wanger International Small Cap
   base contract with no optional riders      94.73    146.09   180.08    277.44       24.73     76.09    130.08    277.44
   optional MAV                               96.27    150.70   187.74    292.61       26.27     80.70    137.74    292.61
   optional EEB                               97.81    155.29   195.35    307.56       27.81     85.29    145.35    307.56
   optional EEP                               98.83    158.34   200.40    317.41       28.83     88.34    150.40    317.41
   optional MAV and EEB                       99.35    159.87   202.92    322.29       29.35     89.87    152.92    322.29
   optional MAV and EEP                      100.37    162.91   207.93    331.99       30.37     92.91    157.93    331.99

Wanger U.S. Small Cap
   base contract with no optional riders      90.53    133.43   158.88    234.79       20.53     63.43    108.88    234.79
   optional MAV                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59
   optional EEB                               93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional EEP                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional MAV and EEB                       95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional MAV and EEP                       96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61

Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders      90.53    133.43   158.88    234.79       20.53     63.43    108.88    234.79
   optional MAV                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59
   optional EEB                               93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional EEP                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional MAV and EEB                       95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional MAV and EEP                       96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61


--------------------------------------------------------------------------------
32 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage nonqualified annuity with a seven-year surrender charge schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and ... (continued)


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders     $90.53   $133.43  $158.88   $234.79      $20.53    $63.43   $108.88   $234.79
   optional MAV                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59
   optional EEB                               93.61    142.70   174.43    266.16       23.61     72.70    124.43    266.16
   optional EEP                               94.63    145.78   179.56    276.42       24.63     75.78    129.56    276.42
   optional MAV and EEB                       95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional MAV and EEP                       96.17    150.39   187.23    291.61       26.17     80.39    137.23    291.61

Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders      92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81
   optional MAV                               94.12    144.24   177.00    271.30       24.12     74.24    127.00    271.30
   optional EEB                               95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional EEP                               96.68    151.92   189.77    296.62       26.68     81.92    139.77    296.62
   optional MAV and EEB                       97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61
   optional MAV and EEP                       98.22    156.51   197.37    311.51       28.22     86.51    147.37    311.51


--------------------------------------------------------------------------------
33 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ...


                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund

   base contract with no optional riders     $87.97   $125.65  $145.78   $207.92      $17.97    $55.65   $ 95.78   $207.92
   optional MAV                               89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12

AXP(R) VP - Bond Fund
   base contract with no optional riders      86.33    120.65   137.33    190.38       16.33     50.65     87.33    190.38
   optional MAV                               87.87    125.34   145.26    206.84       17.87     55.34     95.26    206.84

AXP(R) VP - Capital Resource Fund
   base contract with no optional riders      86.12    120.03   136.27    188.17       16.12     50.03     86.27    188.17
   optional MAV                               87.66    124.71   144.20    204.66       17.66     54.71     94.20    204.66

AXP(R) VP - Cash Management Fund
   base contract with no optional riders      85.20    117.21   131.48    178.16       15.20     47.21     81.48    178.16
   optional MAV                               86.74    121.90   139.45    194.79       16.74     51.90     89.45    194.79

AXP(R) VP - Diversified Equity Income Fund
   base contract with no optional riders      87.97    125.65   145.78    207.92       17.97     55.65     95.78    207.92
   optional MAV                               89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12

AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders      95.55    148.55   184.17    285.56       25.55     78.55    134.17    285.56
   optional MAV                               97.09    153.15   191.80    300.61       27.09     83.15    141.80    300.61

AXP(R) VP - Equity Select Fund
   base contract with no optional riders      89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12
   optional MAV                               91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08

AXP(R) VP - Extra Income Fund
   base contract with no optional riders      86.64    121.59   138.92    193.69       16.64     51.59     88.92    193.69
   optional MAV                               88.17    126.27   146.84    210.10       18.17     56.27     96.84    210.10

AXP(R) VP - Federal Income Fund
   base contract with no optional riders      87.15    123.15   141.56    199.19       17.15     53.15     91.56    199.19
   optional MAV                               88.69    127.83   149.47    215.51       18.69     57.83     99.47    215.51

AXP(R) VP - Global Bond Fund
   base contract with no optional riders      89.20    129.39   152.09    220.90       19.20     59.39    102.09    220.90
   optional MAV                               90.74    134.05   159.93    236.91       20.74     64.05    109.93    236.91

AXP(R) VP - Growth Fund
   base contract with no optional riders      87.97    125.65   145.78    207.92       17.97     55.65     95.78    207.92
   optional MAV                               89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12

AXP(R) VP - International Fund
   base contract with no optional riders      88.69    127.83   149.47    215.51       18.69     57.83     99.47    215.51
   optional MAV                               90.22    132.49   157.32    231.60       20.22     62.49    107.32    231.60

AXP(R) VP - Managed Fund
   base contract with no optional riders      85.92    119.40   135.20    185.95       15.92     49.40     85.20    185.95
   optional MAV                               87.46    124.09   143.15    202.47       17.46     54.09     93.15    202.47

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders      86.23    120.34   136.80    189.28       16.23     50.34     86.80    189.28
   optional MAV                               87.76    125.03   144.73    205.75       17.76     55.03     94.73    205.75




--------------------------------------------------------------------------------
34 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Partners Small Cap Value Fund
   base contract with no optional riders     $93.61   $142.70  $174.43   $266.16      $23.61    $72.70   $124.43   $266.16
   optional MAV                               95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50

AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders      83.15    110.92   120.78    155.60       13.15     40.92     70.78    155.60
   optional MAV                               84.69    115.64   128.81    172.56       14.69     45.64     78.81    172.56

AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders      90.43    133.11   158.36    233.73       20.43     63.11    108.36    233.73
   optional MAV                               91.97    137.76   166.16    249.54       21.97     67.76    116.16    249.54

AXP(R) VP - Stock Fund
   base contract with no optional riders      89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12
   optional MAV                               91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08

AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders      86.12    120.03   136.27    188.17       16.12     50.03     86.27    188.17
   optional MAV                               87.66    124.71   144.20    204.66       17.66     54.71     94.20    204.66

AIM V. I. Capital Appreciation Fund, Series II
   base contract with no optional riders      89.20    129.39   152.09    220.90       19.20     59.39    102.09    220.90
   optional MAV                               90.74    134.05   159.93    236.91       20.74     64.05    109.93    236.91

AIM V.I. Capital Development Fund Series II
   base contract                              92.89    140.54   170.82    258.92       22.89     70.54    120.82    258.92
   optional MAV                               94.43    145.17   178.54    274.37       24.43     75.17    128.54    274.37

Alliance VP AllianceBernstein International Value Portfolio (Class B)
   base contract with no optional riders      90.53    133.43   158.88    234.79       20.53     63.43    108.88    234.79
   optional MAV                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59

Alliance VP Growth & Income Portfolio (Class B)
   base contract with no optional riders      87.97    125.65   145.78    207.92       17.97     55.65     95.78    207.92
   optional MAV                               89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12

American Century VP International, Class II
   base contract with no optional riders      95.14    147.32   182.12    281.50       25.14     77.32    132.12    281.50
   optional MAV                               96.68    151.92   189.77    296.62       26.68     81.92    139.77    296.62

American Century VP Value, Class II
   base contract with no optional riders      90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47
   optional MAV                               91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35

Calvert Variable Series, Inc. Social Balanced Portfolio
   base contract with no optional riders      87.05    122.84   141.03    198.09       17.05     52.84     91.03    198.09
   optional MAV                               88.58    127.52   148.94    214.43       18.58     57.52     98.94    214.43

Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional riders      89.51    130.32   153.66    224.12       19.51     60.32    103.66    224.12
   optional MAV                               91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08

Fidelity VIP III Growth & Income Portfolio (Service Class 2)
   base contract with no optional riders      86.94    122.53   140.51    196.99       16.94     52.53     90.51    196.99
   optional MAV                               88.48    127.21   148.42    213.35       18.48     57.21     98.42    213.35




--------------------------------------------------------------------------------
35 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Fidelity VIP III Mid Cap Portfolio (Service Class 2)
   base contract with no optional riders     $88.38   $126.90  $147.89   $212.27      $18.38    $56.90   $ 97.89   $212.27
   optional MAV                               89.92    131.56   155.75    228.40       19.92     61.56    105.75    228.40

Fidelity VIP Overseas Portfolio (Service Class 2)
   base contract with no optional riders      90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47
   optional MAV                               91.56    136.52   164.09    245.35       21.56     66.52    114.09    245.35

FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders      86.94    122.53   140.51    196.99       16.94     52.53     90.51    196.99
   optional MAV                               88.48    127.21   148.42    213.35       18.48     57.21     98.42    213.35

FTVIPT Franklin Value Securities Fund - Class 2
   base contract with no optional riders      89.40    130.01   153.14    223.05       19.40     60.01    103.14    223.05
   optional MAV                               90.94    134.67   160.97    239.02       20.94     64.67    110.97    239.02

FTVIPT Mutual Shares Securities Fund - Class 2
   base contract with no optional riders      88.89    128.76   151.04    218.75       18.99     58.76    101.04    218.75
   optional MAV                               90.53    133.43   158.88    234.79       20.53     63.43    108.88    234.79

Goldman Sachs VIT CORE(SM) U.S. Equity Fund
   base contract with no optional riders      87.46    124.09   143.15    200.47       17.46     54.09     93.15    202.47
   optional MAV                               88.99    128.76   151.04    218.75       18.99     58.76    101.04    218.75

Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders      88.99    128.76   151.04    218.75       18.99     58.76    101.04    218.75
   optional MAV                               90.53    133.43   158.88    234.79       20.53     63.43    108.88    234.79

INVESCO VIF - Dynamics Fund
   base contract with no optional riders      89.40    130.01   153.14    223.05       19.40     60.01    103.14    223.05
   optional MAV                               90.94    134.67   160.97    239.02       20.94     64.67    110.97    239.02

INVESCO VIF - Financial Services Fund
   base contract with no optional riders      89.40    130.01   153.14    223.05       19.40     60.01    103.14    223.05
   optional MAV                               90.94    134.67   160.97    239.02       20.94     64.67    110.97    239.02

INVESCO VIF - Technology Fund
   base contract with no optional riders      88.69    127.83   149.47    215.51       18.69     57.83     99.47    215.51
   optional MAV                               90.22    132.49   157.32    231.60       20.22     62.49    107.32    231.60

INVESCO VIF - Telecommunications Fund
   base contract with no optional riders      89.10    129.08   151.57    219.83       19.10     59.08    101.57    219.83
   optional MAV                               90.63    133.74   159.41    235.85       20.63     63.74    109.41    235.85

Janus Aspen Series Global Technology Portfolio: Service Shares
   base contract with no optional riders      87.87    125.34   145.26    206.84       17.87     55.34     95.26    206.84
   optional MAV                               89.40    130.01   153.14    223.05       19.40     60.01    103.14    223.05

Janus Aspen Series International Growth Portfolio: Service Shares
   base contract with no optional riders      88.07    125.96   146.31    209.01       18.07     55.96     96.31    209.01
   optional MAV                               89.61    130.63   154.18    225.19       19.61     60.63    104.18    225.19

Lazard Retirement Series International Equity Portfolio
   base contract with no optional riders      91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08
   optional MAV                               92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81




--------------------------------------------------------------------------------
36 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders     $89.61   $130.63  $154.18   $225.19      $19.61    $60.63   $104.18   $225.19
   optional MAV                               91.15    135.29   162.01    241.14       21.15     65.29    112.01    241.14

MFS(R) New Discovery Series - Service Class
   base contract with no optional riders      91.15    135.29   162.01    241.14       21.15     65.29    112.01    241.14
   optional MAV                               92.68    139.93   169.78    265.85       22.68     69.93    119.78    256.85

MFS(R) Utilities Series - Service Class
   base contract with no optional riders      89.61    130.63   154.18    225.19       19.61     60.63    104.18    225.19
   optional MAV                               91.15    135.29   162.01    241.14       21.15     65.29    112.01    241.14

Pioneer Equity-Income VCT Portfolio - Class II Shares
   base contract with no optional riders      88.07    125.96   146.31    209.01       18.07     55.96     96.31    209.01
   optional MAV                               89.61    130.63   154.18    225.19       19.61     60.63    104.18    225.19

Pioneer Europe VCT Portfolio - Class II Shares
   base contract with no optional riders      95.66    148.86   184.68    286.57       25.66     78.86    134.68    286.57
   optional MAV                               97.19    153.45   192.31    301.61       27.19     83.45    142.31    301.61

Putnam VT Health Sciences Fund: Class IB Shares
   base contract with no optional riders      88.89    128.45   150.52    217.67       18.89     58.45    100.52    217.67
   optional MAV                               90.43    133.11   158.36    233.73       20.43     63.11    108.36    233.73

Putnam VT International Growth Fund: Class IB Shares
   base contract with no optional riders      90.43    133.11   158.36    233.73       20.43     63.11    108.36    233.73
   optional MAV                               91.97    137.76   166.16    249.54       21.97     67.76    116.16    249.54

Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders      87.66    124.71   144.20    204.66       17.66     54.71     94.20    204.66
   optional MAV                               89.20    129.39   152.09    220.90       19.20     59.39    102.09    220.90

Strong Opportunity Fund II - Advisor Class
   base contract with no optional riders      91.04    134.98   161.49    240.08       21.04     64.98    111.49    240.08
   optional MAV                               92.58    139.62   169.27    255.81       22.58     69.62    119.27    255.81

Wanger International Small Cap
   base contract with no optional riders      92.68    139.93   169.78    256.85       22.68     69.93    119.78    256.85
   optional MAV                               94.22    144.55   177.51    272.33       24.22     74.55    127.51    272.33

Wanger U.S. Small Cap
   base contract with no optional riders      88.48    127.21   148.42    213.35       18.48     57.21     98.42    213.35
   optional MAV                               90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47

Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders      88.48    127.21   148.42    213.35       18.48     57.21     98.42    213.35
   optional MAV                               90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47

Wells Fargo VT International Equity Fund
   base contract with no optional riders      88.48    127.21   148.42    213.35       18.48     57.21     98.42    213.35
   optional MAV                               90.02    131.87   156.28    229.47       20.02     61.87    106.28    229.47




--------------------------------------------------------------------------------
37 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Advantage qualified annuity with a seven-year surrender charge schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders     $90.53   $133.43  $158.88   $234.79      $20.53    $63.43   $108.88   $234.79
   optional MAV                               92.07    138.07   166.68    250.59       22.07     68.07    116.68    250.59

* In these examples, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.


+ The ten-year surrender charge schedule is not available in Oregon.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.


--------------------------------------------------------------------------------
38 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Bond Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Capital Resource Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Cash Management Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Diversified Equity Income Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP




--------------------------------------------------------------------------------
39 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Equity Select Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Extra Income Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Federal Income Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Global Bond Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Growth Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - International Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP




--------------------------------------------------------------------------------
40 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Managed Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Partners Small Cap Value Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AXP(R) VP - Stock Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP




--------------------------------------------------------------------------------
41 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

AIM V. I. Capital Appreciation Fund, Series II base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

AIM V.I. Capital Development Fund Series II base contract optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Alliance VP AllianceBernstein International Value Portfolio (Class B) base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Alliance VP Growth & Income Portfolio (Class B) base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

American Century VP International, Class II base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP




--------------------------------------------------------------------------------
42 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
American Century VP Value, Class II
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Calvert Variable Series, Inc. Social Balanced Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Evergreen VA Capital Growth Fund, Class L Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Fidelity VIP III Growth & Income Portfolio (Service Class 2) base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Fidelity VIP III Mid Cap Portfolio (Service Class 2) base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Fidelity VIP Overseas Portfolio (Service Class 2) base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP




--------------------------------------------------------------------------------
43 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
FTVIPT Franklin Real Estate Fund - Class 2
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

FTVIPT Franklin Value Securities Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

FTVIPT Mutual Shares Securities Fund - Class 2 base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Goldman Sachs VIT CORE(SM) U.S. Equity Fund base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

INVESCO VIF - Dynamics Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP




--------------------------------------------------------------------------------
44 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
INVESCO VIF - Financial Services Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

INVESCO VIF - Technology Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

INVESCO VIF - Telecommunications Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Janus Aspen Series Global Technology Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Janus Aspen Series International Growth Portfolio: Service Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Lazard Retirement Series International Equity Portfolio base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP




--------------------------------------------------------------------------------
45 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

MFS(R) New Discovery Series - Service Class base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

MFS(R) Utilities Series - Service Class
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Pioneer Equity-Income VCT Portfolio - Class II Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Pioneer Europe VCT Portfolio - Class II Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Putnam VT Health Sciences Fund: Class IB Shares base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP




--------------------------------------------------------------------------------
46 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Putnam VT International Growth Fund: Class IB Shares
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Strong Opportunity Fund II - Advisor Class base contract with no optional riders optional MAV optional EEB optional EEP optional MAV and EEB optional MAV and EEP

Wanger International Small Cap
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Wanger U.S. Small Cap
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP




--------------------------------------------------------------------------------
47 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Select nonqualified annuity with a 1.20% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Wells Fargo VT International Equity Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders
   optional MAV
   optional EEB
   optional EEP
   optional MAV and EEB
   optional MAV and EEP

--------------------------------------------------------------------------------
48 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ...

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - Blue Chip Advantage Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Bond Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Capital Resource Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Cash Management Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Diversified Equity Income Fund base contract with no optional riders optional MAV

AXP(R) VP - Emerging Markets Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Equity Select Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Extra Income Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Federal Income Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Global Bond Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Growth Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - International Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Managed Fund
   base contract with no optional riders
   optional MAV

--------------------------------------------------------------------------------
49 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
AXP(R) VP - New Dimensions Fund(R)
   base contract with no optional riders
   optional MAV

AXP(R) VP - Partners Small Cap Value Fund base contract with no optional riders optional MAV

AXP(R) VP - S&P 500 Index Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Small Cap Advantage Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Stock Fund
   base contract with no optional riders
   optional MAV

AXP(R) VP - Strategy Aggressive Fund
   base contract with no optional riders
   optional MAV

AIM V. I. Capital Appreciation Fund, Series II base contract with no optional riders optional MAV

AIM V.I. Capital Development Fund Series II base contract optional MAV

Alliance VP AllianceBernstein International Value Portfolio (Class B) base contract with no optional riders optional MAV

Alliance VP Growth and Income Portfolio (Class B) base contract with no optional riders optional MAV

American Century VP International, Class II base contract with no optional riders optional MAV

American Century VP Value, Class II
   base contract with no optional riders
   optional MAV

Calvert Variable Series, Inc. Social Balanced Portfolio base contract with no optional riders optional MAV

--------------------------------------------------------------------------------
50 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Evergreen VA Capital Growth Fund, Class L Shares
   base contract with no optional riders
   optional MAV

Fidelity VIP III Growth & Income Portfolio (Service Class 2) base contract with no optional riders optional MAV

Fidelity VIP III Mid Cap Portfolio (Service Class 2) base contract with no optional riders optional MAV

Fidelity VIP Overseas Portfolio (Service Class 2) base contract with no optional riders optional MAV

FTVIPT Franklin Real Estate Fund - Class 2 base contract with no optional riders optional MAV

FTVIPT Franklin Value Securities Fund - Class 2 base contract with no optional riders optional MAV

FTVIPT Mutual Shares Securities Fund - Class 2 base contract with no optional riders optional MAV

Goldman Sachs VIT CORE(SM) U.S. Equity Fund base contract with no optional riders optional MAV

Goldman Sachs VIT Mid Cap Value Fund
   base contract with no optional riders
   optional MAV

INVESCO VIF - Dynamics Fund
   base contract with no optional riders
   optional MAV

INVESCO VIF - Financial Services Fund
   base contract with no optional riders
   optional MAV

INVESCO VIF - Technology Fund
   base contract with no optional riders
   optional MAV

INVESCO VIF - Telecommunications Fund
   base contract with no optional riders
   optional MAV

--------------------------------------------------------------------------------
51 PROSPECTUS -- FEB. 12, 2002

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                             no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Janus Aspen Series Global Technology Portfolio: Service Shares
   base contract with no optional riders
   optional MAV

Janus Aspen Series International Growth Portfolio: Service Shares base contract with no optional riders optional MAV

Lazard Retirement Series International Equity Portfolio base contract with no optional riders optional MAV

MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series)
   base contract with no optional riders
   optional MAV

MFS(R) New Discovery Series - Service Class base contract with no optional riders optional MAV

MFS(R) Utilities Series - Service Class
   base contract with no optional riders
   optional MAV

Pioneer Equity-Income VCT Portfolio - Class II Shares base contract with no optional riders optional MAV

Pioneer Europe VCT Portfolio - Class II Shares base contract with no optional riders optional MAV

Putnam VT Health Sciences Fund: Class IB Shares base contract with no optional riders optional MAV

Putnam VT International Growth Fund: Class IB Shares base contract with no optional riders optional MAV

Putnam VT Vista Fund - Class IB Shares
   base contract with no optional riders
   optional MAV

Strong Opportunity Fund II - Advisor Class base contract with no optional riders optional MAV

Wanger International Small Cap
   base contract with no optional riders
   optional MAV

--------------------------------------------------------------------------------
52 RAVA ADVANTAGE / RAVA SELECT

You would pay the following expenses on a $1,000 investment in a RAVA Select qualified annuity with a 1.00% mortality and expense risk fee assuming a 5% annual return and ... (continued)

                                                                                            no surrender or selection
                                                     full surrender at the              of an annuity payout plan at the
                                                    end of each time period                  end of each time period
                                             1 year    3 years  5 years 10 years      1 year    3 years   5 years 10 years
Wanger U.S. Small Cap
   base contract with no optional riders
   optional MAV

Wells Fargo VT Asset Allocation Fund
   base contract with no optional riders
   optional MAV

Wells Fargo VT International Equity Fund base contract with no optional riders optional MAV

Wells Fargo VT Small Cap Growth Fund
   base contract with no optional riders
   optional MAV

* In these examples, the $30 contract administrative charge is approximated as a 0.053% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

--------------------------------------------------------------------------------
53 PROSPECTUS -- FEB. 12, 2002

Condensed Financial Information

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. We have not provided this information for some subaccounts because they are new and do not have any history.

Year ended Dec. 31,                                                                                 2000       1999

Subaccount BC1(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                     $1.11      $1.00
Accumulation unit value at end of period                                                           $0.98      $1.11
Number of accumulation units outstanding at end of period (000 omitted)                           43,161      8,145
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount BC2(1) (Investing in shares of AXP(R) Variable Portfolio - Blue Chip Advantage Fund)
Accumulation unit value at beginning of period                                                     $1.11      $1.00
Accumulation unit value at end of period                                                           $0.99      $1.11
Number of accumulation units outstanding at end of period (000 omitted)                           32,624      7,503
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount BD1(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                     $1.01      $1.00
Accumulation unit value at end of period                                                           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           43,920     11,675
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount BD2(1) (Investing in shares of AXP(R) Variable Portfolio - Bond Fund)
Accumulation unit value at beginning of period                                                     $1.01      $1.00
Accumulation unit value at end of period                                                           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           30,783      7,186
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount CR1(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                     $1.14      $1.00
Accumulation unit value at end of period                                                           $0.93      $1.14
Number of accumulation units outstanding at end of period (000 omitted)                           22,159      3,227
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount CR2(1) (Investing in shares of AXP(R) Variable Portfolio - Capital Resource Fund)
Accumulation unit value at beginning of period                                                     $1.14      $1.00
Accumulation unit value at end of period                                                           $0.93      $1.14
Number of accumulation units outstanding at end of period (000 omitted)                           24,003      5,333
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount CM1(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                     $1.01      $1.00
Accumulation unit value at end of period                                                           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          203,922     87,424
Ratio of operating expense to average net assets                                                   0.95%      0.95%
Simple yield(2)                                                                                    4.96%      5.03%
Compound yield(2)                                                                                  5.08%      5.16%

Subaccount CM2(1) (Investing in shares of AXP(R) Variable Portfolio - Cash Management Fund)
Accumulation unit value at beginning of period                                                     $1.01      $1.00
Accumulation unit value at end of period                                                           $1.06      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          171,785     65,522
Ratio of operating expense to average net assets                                                   0.75%      0.75%
Simple yield(2)                                                                                    5.16%      5.26%
Compound yield(1)                                                                                  5.29%      5.40%

Subaccount DE1(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                     $1.03      $1.00
Accumulation unit value at end of period                                                           $1.01      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           14,227      3,441
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount DE2(1) (Investing in shares of AXP(R) Variable Portfolio - Diversified Equity Income Fund)
Accumulation unit value at beginning of period                                                     $1.03      $1.00
Accumulation unit value at end of period                                                           $1.01      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           12,124      3,149
Ratio of operating expense to average net assets                                                   0.75%      0.75%


--------------------------------------------------------------------------------
54 RAVA ADVANTAGE / RAVA SELECT


Year ended Dec. 31,                                                                                 2000       1999

Subaccount EM1(3) (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.74         --
Number of accumulation units outstanding at end of period (000 omitted)                              693         --
Ratio of operating expense to average net assets                                                   0.95%         --

Subaccount EM2(3) (Investing in shares of AXP(R) Variable Portfolio - Emerging Markets Fund)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.74         --
Number of accumulation units outstanding at end of period (000 omitted)                              906         --
Ratio of operating expense to average net assets                                                   0.75%         --

Subaccount EI1(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                     $1.01      $1.00
Accumulation unit value at end of period                                                           $0.91      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           52,655     10,137
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount EI2(1) (Investing in shares of AXP(R) Variable Portfolio - Extra Income Fund)
Accumulation unit value at beginning of period                                                     $1.01      $1.00
Accumulation unit value at end of period                                                           $0.91      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           31,722      7,774
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount FI1(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                     $1.00      $1.00
Accumulation unit value at end of period                                                           $1.08      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           24,654     12,796
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount FI2(1) (Investing in shares of AXP(R) Variable Portfolio - Federal Income Fund)
Accumulation unit value at beginning of period                                                     $1.00      $1.00
Accumulation unit value at end of period                                                           $1.08      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           16,258     11,135
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount GB1(1) (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                     $1.00      $1.00
Accumulation unit value at end of period                                                           $1.02      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           14,137      2,368
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount GB2(1) (Investing in shares of AXP(R) Variable Portfolio - Global Bond Fund)
Accumulation unit value at beginning of period                                                     $1.00      $1.00
Accumulation unit value at end of period                                                           $1.03      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                            8,968      1,552
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount GR1(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                     $1.18      $1.00
Accumulation unit value at end of period                                                           $0.94      $1.18
Number of accumulation units outstanding at end of period (000 omitted)                          106,410     13,813
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount GR2(1) (Investing in shares of AXP(R) Variable Portfolio - Growth Fund)
Accumulation unit value at beginning of period                                                     $1.18      $1.00
Accumulation unit value at end of period                                                           $0.95      $1.18
Number of accumulation units outstanding at end of period (000 omitted)                           97,754     16,891
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount IE1(1) (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                     $1.27      $1.00
Accumulation unit value at end of period                                                           $0.95      $1.27
Number of accumulation units outstanding at end of period (000 omitted)                           15,670      2,173
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount IE2(1) (Investing in shares of AXP(R) Variable Portfolio - International Fund)
Accumulation unit value at beginning of period                                                     $1.27      $1.00
Accumulation unit value at end of period                                                           $0.95      $1.27
Number of accumulation units outstanding at end of period (000 omitted)                           13,967      2,575
Ratio of operating expense to average net assets                                                   0.75%      0.75%


--------------------------------------------------------------------------------
55 PROSPECTUS -- FEB. 12, 2002

Year ended Dec. 31,                                                                                 2000       1999

Subaccount MF1(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                     $1.09      $1.00
Accumulation unit value at end of period                                                           $1.05      $1.09
Number of accumulation units outstanding at end of period (000 omitted)                           39,810      6,539
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount MF2(1) (Investing in shares of AXP(R) Variable Portfolio - Managed Fund)
Accumulation unit value at beginning of period                                                     $1.09      $1.00
Accumulation unit value at end of period                                                           $1.05      $1.09
Number of accumulation units outstanding at end of period (000 omitted)                           28,348      5,220
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount ND1(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                     $1.19      $1.00
Accumulation unit value at end of period                                                           $1.07      $1.19
Number of accumulation units outstanding at end of period (000 omitted)                          219,316     32,483
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount ND2(1) (Investing in shares of AXP(R) Variable Portfolio - New Dimensions Fund(R))
Accumulation unit value at beginning of period                                                     $1.19      $1.00
Accumulation unit value at end of period                                                           $1.07      $1.19
Number of accumulation units outstanding at end of period (000 omitted)                          177,036     31,537
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount IV1(3) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.91         --
Number of accumulation units outstanding at end of period (000 omitted)                           14,084         --
Ratio of operating expense to average net assets                                                   0.95%         --

Subaccount IV2(3) (Investing in shares of AXP(R) Variable Portfolio - S&P 500
Index Fund)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.91         --
Number of accumulation units outstanding at end of period (000 omitted)                            9,812         --
Ratio of operating expense to average net assets                                                   0.75%         --

Subaccount SC1(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                     $1.12      $1.00
Accumulation unit value at end of period                                                           $1.16      $1.12
Number of accumulation units outstanding at end of period (000 omitted)                           16,349      3,029
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount SC2(1) (Investing in shares of AXP(R) Variable Portfolio - Small Cap Advantage Fund)
Accumulation unit value at beginning of period                                                     $1.12      $1.00
Accumulation unit value at end of period                                                           $1.16      $1.12
Number of accumulation units outstanding at end of period (000 omitted)                           14,830      2,970
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount SA1(1) (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                     $1.51      $1.00
Accumulation unit value at end of period                                                           $1.21      $1.51
Number of accumulation units outstanding at end of period (000 omitted)                           58,414      3,901
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount SA2(1) (Investing in shares of AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Accumulation unit value at beginning of period                                                     $1.51      $1.00
Accumulation unit value at end of period                                                           $1.22      $1.51
Number of accumulation units outstanding at end of period (000 omitted)                           46,978      4,470
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,693         --
Ratio of operating expense to average net assets                                                   0.95%         --

Subaccount 2SR(3) (Investing in shares of Calvert Variable Series, Inc. Social Balanced Portfolio)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                            1,283         --
Ratio of operating expense to average net assets                                                   0.75%         --


--------------------------------------------------------------------------------
56 RAVA ADVANTAGE / RAVA SELECT


Year ended Dec. 31,                                                                                 2000       1999

Subaccount 1RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)
Accumulation unit value at beginning of period                                                     $0.96      $1.00
Accumulation unit value at end of period                                                           $1.25      $0.96
Number of accumulation units outstanding at end of period (000 omitted)                            6,181        683
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2RE(1) (Investing in shares of FTVIPT Franklin Real Estate Fund -
Class 2)
Accumulation unit value at beginning of period                                                     $0.96      $1.00
Accumulation unit value at end of period                                                           $1.25      $0.96
Number of accumulation units outstanding at end of period (000 omitted)                            6,879        885
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund
- Class 2)
Accumulation unit value at beginning of period                                                     $0.96      $1.00
Accumulation unit value at end of period                                                           $1.19      $0.96
Number of accumulation units outstanding at end of period (000 omitted)                            2,897        590
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2SI(1) (Investing in shares of FTVIPT Franklin Value Securities Fund- Class 2)
Accumulation unit value at beginning of period                                                     $0.96      $1.00
Accumulation unit value at end of period                                                           $1.19      $0.96
Number of accumulation units outstanding at end of period (000 omitted)                            2,846        586
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1UE(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                     $1.10      $1.00
Accumulation unit value at end of period                                                           $0.99      $1.10
Number of accumulation units outstanding at end of period (000 omitted)                           55,239      9,951
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2UE(1) (Investing in shares of Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
Accumulation unit value at beginning of period                                                     $1.10      $1.00
Accumulation unit value at end of period                                                           $0.99      $1.10
Number of accumulation units outstanding at end of period (000 omitted)                           42,626      8,981
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                     $0.95      $1.00
Accumulation unit value at end of period                                                           $1.23      $0.95
Number of accumulation units outstanding at end of period (000 omitted)                           10,265      2,023
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2MC(1) (Investing in shares of Goldman Sachs VIT Mid Cap Value Fund)
Accumulation unit value at beginning of period                                                     $0.95      $1.00
Accumulation unit value at end of period                                                           $1.23      $0.95
Number of accumulation units outstanding at end of period (000 omitted)                            7,622      1,634
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1GT(3) (Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.68         --
Number of accumulation units outstanding at end of period (000 omitted)                           22,949         --
Ratio of operating expense to average net assets                                                   0.95%         --

Subaccount 2GT(3) (Investing in shares of Janus Aspen Series Global Technology Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.68         --
Number of accumulation units outstanding at end of period (000 omitted)                           20,288         --
Ratio of operating expense to average net assets                                                   0.75%         --

Subaccount 1IG(3) (Investing in shares of Janus Aspen Series International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                           29,251         --
Ratio of operating expense to average net assets                                                   0.95%         --

Subaccount 2IG(3) (Investing in shares of Janus Aspen Series International Growth Portfolio: Service Shares)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.80         --
Number of accumulation units outstanding at end of period (000 omitted)                           25,763         --
Ratio of operating expense to average net assets                                                   0.75%         --


--------------------------------------------------------------------------------
57 PROSPECTUS -- FEB. 12, 2002


Year ended Dec. 31,                                                                                 2000       1999

Subaccount 1IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                     $1.07      $1.00
Accumulation unit value at end of period                                                           $0.96      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                           10,774      2,504
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2IP(1) (Investing in shares of Lazard Retirement International Equity Portfolio)
Accumulation unit value at beginning of period                                                     $1.07      $1.00
Accumulation unit value at end of period                                                           $0.96      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                            7,958      1,981
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.90         --
Number of accumulation units outstanding at end of period (000 omitted)                           21,973         --
Ratio of operating expense to average net assets                                                   0.95%         --

Subaccount 2MG(3) (Investing in shares of MFS(R) Investors Growth Stock Series - Service Class
(previously MFS(R) Growth Series))
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.91         --
Number of accumulation units outstanding at end of period (000 omitted)                           19,521         --
Ratio of operating expense to average net assets                                                   0.75%         --

Subaccount 1MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                           15,060         --
Ratio of operating expense to average net assets                                                   0.95%         --

Subaccount 2MD(3) (Investing in shares of MFS(R) New Discovery Series - Service Class)
Accumulation unit value at beginning of period                                                     $1.00         --
Accumulation unit value at end of period                                                           $0.96         --
Number of accumulation units outstanding at end of period (000 omitted)                           12,308         --
Ratio of operating expense to average net assets                                                   0.75%         --

Subaccount 1VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB Shares)
Accumulation unit value at beginning of period                                                     $1.36      $1.00
Accumulation unit value at end of period                                                           $1.29      $1.36
Number of accumulation units outstanding at end of period (000 omitted)                           68,407      7,245
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2VS(1) (Investing in shares of Putnam VT Vista Fund - Class IB
Shares)
Accumulation unit value at beginning of period                                                     $1.36      $1.00
Accumulation unit value at end of period                                                           $1.29      $1.36
Number of accumulation units outstanding at end of period (000 omitted)                           49,764      5,084
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                     $1.51      $1.00
Accumulation unit value at end of period                                                           $1.08      $1.51
Number of accumulation units outstanding at end of period (000 omitted)                           21,844      1,343
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2IT(1) (Investing in shares of Wanger International Small Cap)
Accumulation unit value at beginning of period                                                     $1.51      $1.00
Accumulation unit value at end of period                                                           $1.08      $1.51
Number of accumulation units outstanding at end of period (000 omitted)                           18,245      1,234
Ratio of operating expense to average net assets                                                   0.75%      0.75%

Subaccount 1SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                     $1.15      $1.00
Accumulation unit value at end of period                                                           $1.05      $1.15
Number of accumulation units outstanding at end of period (000 omitted)                           29,881      2,723
Ratio of operating expense to average net assets                                                   0.95%      0.95%

Subaccount 2SP(1) (Investing in shares of Wanger U.S. Small Cap)
Accumulation unit value at beginning of period                                                     $1.15      $1.00
Accumulation unit value at end of period                                                           $1.05      $1.15
Number of accumulation units outstanding at end of period (000 omitted)                           23,813      2,476
Ratio of operating expense to average net assets                                                   0.75%      0.75%


--------------------------------------------------------------------------------
58 RAVA ADVANTAGE / RAVA SELECT

(1) Operations commenced on Sept. 15, 1999.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3) Operations commenced on May 1, 2000.
(4) Operations commenced on Sept. 21, 1999.

Financial Statements

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI. The SAI does not include the audited financial statements for some of the subaccounts because they are new and do not have any assets.

Performance Information

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

o  contract administrative charge,
o  applicable mortality and expense risk fee,
o  Maximum Anniversary Value Death Benefit Rider fee,
o  Enhanced Earnings Plus Death Benefit Rider fee, and
o applicable surrender charge (assuming a surrender at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Enhanced Earnings Death Benefit Rider fee. We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender), or fees for any of the optional features.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.


--------------------------------------------------------------------------------
59 PROSPECTUS -- FEB. 12, 2002

The Variable Account and the Funds

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
BC1                 BC4              AXP(R) Variable Portfolio   Objective: long-term total     IDS Life, investment
BC2                 BC5              - Blue Chip Advantage Fund  return exceeding that of the   manager; American Express
                                                                 U.S. stock market. Invests     Financial Corporation
                                                                 primarily in common stocks     (AEFC), investment advisor.
                                                                 of companies included in the
                                                                 unmanaged S&P 500 Index.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
BD1                 BD4              AXP(R) Variable Portfolio   Objective: high level of       IDS Life, investment
BD2                 BD5              - Bond Fund                 current income while           manager; AEFC, investment
                                                                 conserving the value of the    advisor.
                                                                 investment and continuing a
                                                                 high level of income for the
                                                                 longest time period. Invests
                                                                 primarily in bonds and other
                                                                 debt obligations.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
CR1                 CR4              AXP(R) Variable Portfolio   Objective: capital             IDS Life, investment
CR2                 CR5              - Capital Resource Fund     appreciation. Invests          manager; AEFC, investment
                                                                 primarily in U.S. common       advisor.
                                                                 stocks and other securities
                                                                 convertible into common
                                                                 stocks.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
CM1                 CM4              AXP(R) Variable Portfolio   Objective: maximum current     IDS Life, investment
CM2                 CM5              - Cash Management Fund      income consistent with         manager; AEFC, investment
                                                                 liquidity and stability of     advisor.
                                                                 principal. Invests in money
                                                                 market securities.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
DE1                 DE4              AXP(R) Variable Portfolio   Objective: a high level of     IDS Life, investment
DE2                 DE5              - Diversified Equity        current income and, as a       manager; AEFC, investment
                                     Income Fund                 secondary goal, steady         advisor.
                                                                 growth of capital. Invests
                                                                 primarily in dividend-paying
                                                                 common and preferred stocks.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
EM1                 EM4              AXP(R) Variable Portfolio   Objective: long-term capital   IDS Life, investment
EM2                 EM5              - Emerging Markets Fund     growth. Invests primarily in   manager; AEFC, investment
                                                                 equity securities of           advisor; American Express
                                                                 companies in emerging          Asset Management
                                                                 markets.                       International, Inc., a
                                                                                                wholly-owned subsidiary of
                                                                                                AEFC, is the sub-investment
                                                                                                advisor.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
ES1                 ES4              AXP(R) Variable Portfolio   Objective: growth of           IDS Life, investment
ES2                 ES5              - Equity Select Fund        capital. Invests primarily     manager; AEFC, investment
                                                                 in growth of medium-sized      advisor.
                                                                 companies.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
EI1                 EI4              AXP(R) Variable Portfolio   Objective: high current        IDS Life, investment
EI2                 EI5              - Extra Income Fund         income, with capital growth    manager; AEFC, investment
                                                                 as a secondary objective.      advisor.
                                                                 Invests primarily in
                                                                 high-yielding, high-risk
                                                                 corporate bonds issued by
                                                                 U.S. and foreign companies
                                                                 and governments.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
60 RAVA ADVANTAGE / RAVA SELECT

------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
FI1                 FI4              AXP(R) Variable Portfolio   Objective: a high level of     IDS Life, investment
FI2                 FI5              - Federal Income Fund       current income and safety of   manager; AEFC, investment
                                                                 principal consistent with an   advisor.
                                                                 investment in U.S.
                                                                 government and government
                                                                 agency securities. Invests
                                                                 primarily in debt
                                                                 obligations issued or
                                                                 guaranteed as to principal
                                                                 and interest by the U.S.
                                                                 government, its agencies or
                                                                 instrumentalities.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
GB1                 GB4              AXP(R) Variable Portfolio   Objective: high total return   IDS Life, investment
GB2                 GB5              - Global Bond Fund          through income and growth of   manager; AEFC, investment
                                                                 capital. Non-diversified       advisor.
                                                                 fund that invests primarily
                                                                 in debt obligations of U.S.
                                                                 and foreign issuers.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
GR1                 GR4              AXP(R) Variable Portfolio   Objective: long-term capital   IDS Life, investment
GR2                 GR5              - Growth Fund               growth. Invests primarily in   manager; AEFC, investment
                                                                 common stocks and securities   advisor.
                                                                 convertible into common
                                                                 stocks that appear to offer
                                                                 growth opportunities.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
IE1                 IE4              AXP(R) Variable Portfolio   Objective: capital             IDS Life, investment
IE2                 IE5              - International Fund        appreciation. Invests          manager; AEFC, investment
                                                                 primarily in common stocks     advisor. American Express
                                                                 or convertible securities of   Asset Management
                                                                 foreign issuers that offer     International, Inc., a
                                                                 growth potential.              wholly-owned subsidiary of
                                                                                                AEFC, is the sub-investment
                                                                                                advisor.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
MF1                 MF4              AXP(R) Variable Portfolio   Objective: maximum total       IDS Life, investment
MF2                 MF5              - Managed Fund              investment return through a    manager; AEFC, investment
                                                                 combination of capital         advisor.
                                                                 growth and current income.
                                                                 Invests primarily in a
                                                                 combination of common and
                                                                 preferred stocks,
                                                                 convertible securities,
                                                                 bonds and other debt
                                                                 securities.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
ND1                 ND4              AXP(R) Variable Portfolio   Objective: long-term growth    IDS Life, investment
ND2                 ND5              - New Dimensions Fund(R)    of capital. Invests            manager; AEFC, investment
                                                                 primarily in common stocks     advisor.
                                                                 of U.S. and foreign
                                                                 companies showing potential
                                                                 for significant growth.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
SV1                 SV4              AXP(R) Variable Portfolio   Objective: long term capital   IDS Life, investment
SV2                 SV5              - Partners Small Cap        appreciation.                  manager; AEFC, investment
                                     Value Fund                  Non-diversified fund that      advisor; Royce & Associates,
                                                                 invests primarily in equity    Inc and EQSF Advisers, Inc.,
                                                                 securities.                    sub-investment advisors.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
IV1                 IV4              AXP(R) Variable Portfolio   Objective: long-term capital   IDS Life, investment
IV2                 IV5              - S&P 500 Index Fund        appreciation. Invests          manager; AEFC, investment
                                                                 primarily in securities that   advisor.
                                                                 are expected to provide
                                                                 investment results that
                                                                 correspond to the
                                                                 performance of the S&P 500
                                                                 Index.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
61 PROSPECTUS -- FEB. 12, 2002

------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
SC1                 SC4              AXP(R) Variable Portfolio   Objective: long-term capital   IDS Life, investment
SC2                 SC5              - Small Cap Advantage Fund  growth. Invests primarily in   manager; AEFC, investment
                                                                 equity stocks of small         advisor.
                                                                 companies that are often
                                                                 included in the S&P SmallCap
                                                                 600 Index or the Russell
                                                                 2000 Index.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
ST1                 ST4              AXP(R) Variable Portfolio   Objective: current income      IDS Life, investment
ST2                 ST5              - Stock Fund                and growth of capital.         manager; AEFC, investment
                                                                 Invests primarily in common    advisor.
                                                                 stocks and securities
                                                                 convertible into common
                                                                 stock.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
SA1                 SA4              AXP(R) Variable Portfolio   Objective: capital             IDS Life, investment
SA2                 SA5              - Strategy Aggressive Fund  appreciation. Invests          manager; AEFC, investment
                                                                 primarily in common stocks     advisor; Kenwood Capital
                                                                 of small- and medium-size      Management LLC,
                                                                 companies.                     sub-investment advisor.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1AC                 4AC              AIM V.I. Capital            Objective: growth of           A I M Advisors, Inc.
2AC                 5AC              Appreciation Fund, Series   capital. Invests principally
                                     II                          in common stocks of
                                                                 companies likely to benefit
                                                                 from new or innovative
                                                                 products, services or
                                                                 processes as well as those
                                                                 with above-average growth
                                                                 and excellent prospects for
                                                                 future growth.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1AD                 4AD              AIM V.I. Capital            Objective: long term growth    A I M Advisors, Inc.
2AD                 5AD              Development Fund, Series    of capital. Invests
                                     II                          primarily in securities
                                                                 (including common stocks,
                                                                 convertible securities and
                                                                 bonds) of small- and
                                                                 medium-sized companies.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1AB                 4AB              Alliance VP                 Objective: long-term growth    Alliance Capital Management,
2AB                 5AB              AllianceBernstein           of capital. Invests            L.P.
                                     International Value         primarily in a diversified
                                     Portfolio (Class B)         portfolio of
                                                                 foreign equity
                                                                 securities.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1AL                 4AL              Alliance VP Growth &        Objective: reasonable          Alliance Capital Management,
2AL                 5AL              Income Portfolio (Class B)  current income and             L.P.
                                                                 reasonable appreciation.
                                                                 Invests primarily in
                                                                 dividend-paying common
                                                                 stocks of good quality.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1AI                 4AI              American Century VP         Objective: long term capital   American Century Investment
2AI                 5AI              International, Class II     growth. Invests primarily in   Management, Inc.
                                                                 stocks of growing foreign
                                                                 companies.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1AV                 4AV              American Century VP         Objective: long-term capital   American Century Investment
2AV                 5AV              Value, Class II             growth, with income as a       Management, Inc.
                                                                 secondary objective. Invests
                                                                 primarily in stocks of
                                                                 companies that management
                                                                 believes to be undervalued
                                                                 at the time of purchase.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
62 RAVA ADVANTAGE / RAVA SELECT



------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1SR                 4SR              Calvert Variable Series,    Objective: income and          Calvert Asset Management
2SR                 5SR              Inc. Social Balanced        capital growth. Invests        Company, Inc. (CAMCO),
                                     Portfolio                   primarily in stocks, bonds     investment advisor. NCM
                                                                 and money market instruments   Capital Management Group,
                                                                 which offer income and         Inc. is the investment
                                                                 capital growth opportunity     subadvisor.
                                                                 and which satisfy the
                                                                 investment and social
                                                                 criteria.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1CG                 4CG              Evergreen VA Capital        Objective: long-term capital   Evergreen Investment
2CG                 5CG              Growth Fund, Class L        growth. The fund seeks to      Management Company, LLC. Sub
                                     Shares                      achieve its goal by            Advisor is Pilgrim Baxter
                                                                 investing primarily in         Value Investors, Inc.
                                                                 common stocks of large U.S.
                                                                 companies, which the
                                                                 portfolio managers believe
                                                                 have the potential for
                                                                 capital growth over the
                                                                 intermediate- and long-term.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1FG                 4FG              Fidelity VIP III Growth &   Objective: high total return   Fidelity Management &
2FG                 5FG              Income Portfolio (Service   through a combination of       Research Company (FMR),
                                     Class 2)                    current income and capital     investment manager; FMR U.K.
                                                                 appreciation. Invests          and FMR Far East,
                                                                 primarily in common stocks     sub-investment advisors.
                                                                 with a focus on those that
                                                                 pay current dividends and
                                                                 show potential for capital
                                                                 appreciation.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1FM                 4FM              Fidelity VIP III Mid Cap    Objective: long-term growth    FMR, investment manager; FMR
2FM                 5FM              Portfolio (Service Class    of capital. Invests            U.K. and FMR Far East,
                                     2)                          primarily in medium market     sub-investment advisors.
                                                                 capitalization common stocks.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1FO                 4FO              Fidelity VIP Overseas       Objective: long-term growth    FMR, investment manager; FMR
2FO                 5FO              Portfolio (Service Class    of capital. Invests            U.K., FMR Far East, Fidelity
                                     2)                          primarily in common stocks     International Investment
                                                                 of foreign securities.         Advisors (FIIA) and FIIA
                                                                                                U.K., sub-investment
                                                                                                advisors.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1RE                 4RE              FTVIPT Franklin Real        Objective: capital             Franklin Advisers, Inc.
2RE                 5RE              Estate Fund - Class 2       appreciation with a
                                                                 secondary goal
                                                                 to earn current
                                                                 income. Invests
                                                                 primarily in
                                                                 equity
                                                                 securities of
                                                                 companies
                                                                 operating in
                                                                 the real estate
                                                                 industry,
                                                                 primarily
                                                                 equity real
                                                                 estate
                                                                 investment
                                                                 trusts (REITS).
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1SI                 4SI              FTVIPT Franklin Value       Objective: long-term total     Franklin Advisory Services,
2SI                 5SI              Securities Fund - Class 2   return. Invests primarily in   LLC
                                                                 equity securities of
                                                                 companies the manager
                                                                 believes are selling
                                                                 substantially below the
                                                                 underlying value of their
                                                                 assets or their private market
                                                                 value.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1MS                 4MS              FTVIPT Mutual Shares        Objective: capital             Franklin Mutual Advisers, LLC
2MS                 5MS              Securities Fund - Class 2   appreciation with income as
                                                                 a secondary goal. Invests
                                                                 primarily in equity
                                                                 securities of companies that
                                                                 the manager believes are
                                                                 available at market prices
                                                                 less than their value based on
                                                                 certain recognized or
                                                                 objective criteria
                                                                 (intrinsic value).
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
63 PROSPECTUS -- FEB. 12, 2002



------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1UE                 4UE              Goldman Sachs VIT           Objective: seeks long-term     Goldman Sachs Asset
2UE                 5UE              CORE(SM) U.S. Equity Fund   growth of capital and          Management
                                                                 dividend income. Invests
                                                                 primarily in a broadly
                                                                 diversified portfolio of
                                                                 large-cap and blue chip
                                                                 equity securities
                                                                 representing all major
                                                                 sectors of the U.S. economy.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1MC                 4MC              Goldman Sachs VIT Mid Cap   Objective: seeks long-term     Goldman Sachs Asset
2MC                 5MC              Value Fund                  capital appreciation.          Management
                                                                 Invests primarily in
                                                                 mid-capitalization
                                                                 companies  within the
                                                                 range of the  market
                                                                 capitalization
                                                                 of companies constituting
                                                                 the Russell Midcap Value
                                                                 index at the time of
                                                                 investment.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1ID                 4ID              INVESCO VIF - Dynamics      Objective: long-term growth    INVESCO Funds Group, Inc.
2ID                 5ID              Fund                        of capital. Invests
                                                                 primarily in common stocks
                                                                 of mid-sized companies -
                                                                 those with  market
                                                                 capitalizations between
                                                                 $2 billion and $1  billion,
                                                                 but also has the
                                                                 flexibility to
                                                                 invest in other
                                                                 types of securities,
                                                                 including preferred
                                                                 stocks, convertible
                                                                 securities and bonds.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1FS                 4FS              INVESCO VIF - Financial     Objective: long-term growth    INVESCO Funds Group, Inc.
2FS                 5FS              Services Fund               of capital. Aggressively
                                                                 managed. Invests
                                                                 primarily in equity
                                                                 securities of companies
                                                                 involved in the financial
                                                                 services sector. These
                                                                 companies include, among
                                                                 others, banks, insurance
                                                                 companies, and investment
                                                                 and miscellaneous
                                                                 industries(asset managers,
                                                                 brokerage firms, and
                                                                 government-sponsored
                                                                 agencies).
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1TC                 4TC              INVESCO VIF - Technology    Objective: long-term growth    INVESCO Funds Group, Inc.
2TC                 5TC              Fund                        of capital. Invests
                                                                 primarily in equity
                                                                 securities of companies
                                                                 engaged in
                                                                 technology-related
                                                                 industries. These include,
                                                                 but are not limited to,
                                                                 applied technology,
                                                                 biotechnology,
                                                                 communications,
                                                                 computers, electronics,
                                                                 Internet, IT services and
                                                                 consulting, software,
                                                                 telecommunications
                                                                 equipment and services,
                                                                 IT infrastructure,
                                                                 networking, robotics, and
                                                                 video. Many of these products
                                                                 and services are subject to
                                                                 rapid obsolescence, which may
                                                                 lower the market value of
                                                                 securities of the companies
                                                                 in this sector.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
64 RAVA ADVANTAGE / RAVA SELECT



------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1TL                 4TL              INVESCO VIF -               Objective: long-term growth    INVESCO Funds Group, Inc.
2TL                 5TL              Telecommunications Fund     of capital. Aggressively
                                                                 managed.
                                                                 Invests primarily in
                                                                 equity securities of
                                                                 companies involved in the
                                                                 design, development,
                                                                 manufacture, distribution or
                                                                 sale of communications
                                                                 services and equipment, and
                                                                 companies that are involved in
                                                                 supplying equipment or
                                                                 services to such companies.
                                                                 The telecommunications
                                                                 sector includes companies
                                                                 that offer telephone
                                                                 services, wireless
                                                                 communications, satellite
                                                                 communications, television
                                                                 and movie programming,
                                                                 broadcasting and Internet
                                                                 access.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1GT                 4GT              Janus Aspen Series Global   Objective: long-term growth    Janus Capital
2GT                 5GT              Technology Portfolio:       of capital. Non-diversified
                                     Service Shares              mutual fund that invests
                                                                 primarily in equity
                                                                 securities of U.S. and
                                                                 foreign companies selected
                                                                 for their growth potential.
                                                                 Normally invests at least
                                                                 65% of assets in securities
                                                                 of companies that the
                                                                 manager believes will
                                                                 benefit significantly from
                                                                 advancements or improvements
                                                                 in technology.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1IG                 4IG              Janus Aspen Series          Objective: long-term growth    Janus Capital
2IG                 5IG              International Growth        of capital. Invests at least
                                     Portfolio: Service Shares   65%of its total assets in
                                                                 securities of issuers from
                                                                 at least five different
                                                                 countries, excluding the
                                                                 U.S. It may at times invest
                                                                 all of its assets in fewer
                                                                 than five countries or even
                                                                 a single country.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1IP                 4IP              Lazard Retirement Series    Objective: long-term capital   Lazard Asset Management
2IP                 5IP              International Equity        appreciation. Invests
                                     Portfolio                   primarily in equity
                                                                 securities, principally
                                                                 common stocks of relatively
                                                                 large non-U.S. companies
                                                                 with market capitalizations
                                                                 in the range of the Morgan
                                                                 Stanley Capital
                                                                 International (MSCI) Europe,
                                                                 Australia and Far East
                                                                 (EAFE(R)) Index that the
                                                                 Investment Manager believes
                                                                 are undervalued based on
                                                                 their earnings, cash flow or
                                                                 asset values.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
65 PROSPECTUS -- FEB. 12, 2002



------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1MG                 4MG              MFS(R) Investors Growth     Objective: long-term growth    MFS Investment Management(R)
2MG                 5MG              Stock Series - Service      of capital and future
                                     Class (previously MFS(R)    income. Invests at least 80%
                                     Growth Series)              of its total assets in
                                                                 common stocks and related
                                                                 securities of companies
                                                                 which MFS believes offer
                                                                 better than average
                                                                 prospects for long-term
                                                                 growth.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1MD                 4MD              MFS(R) New Discovery        Objective: capital             MFS Investment Management(R)
2MD                 5MD              Series - Service Class      appreciation. Invests
                                                                 primarily in equity
                                                                 securities of emerging
                                                                 growth companies.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1UT                 4UT              MFS(R) Utilities Series -   Objective: capital growth      MFS Investment Management(R)
2UT                 5UT              Service Class               and current income. Invests
                                                                 primarily in equity and debt
                                                                 securities of domestic and
                                                                 foreign companies in the
                                                                 utilities industry.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1PE                 4PE              Pioneer Equity-Income VCT   Objective: current income      Pioneer
2PE                 5PE              Portfolio - Class II        and long-term growth of
                                     Shares                      capital from a portfolio
                                                                 consisting primarily of
                                                                 income producing equity
                                                                 securities of U.S.
                                                                 corporations. Invests
                                                                 primarily in common stocks,
                                                                 preferred stocks and
                                                                 interests in real estate
                                                                 investment trusts (REITS).
                                                                 Normally, the portfolio
                                                                 invests at least 80% of its
                                                                 total assets in income
                                                                 producing equity securities.
                                                                 The remainder of the
                                                                 portfolio may be invested in
                                                                 debt securities, most of
                                                                 which are expected to be
                                                                 convertible into common
                                                                 stocks.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1EU                 4EU              Pioneer Europe VCT          Objective: long-term growth    Pioneer
2EU                 5EU              Portfolio - Class II        of capital. Invests
                                     Shares                      primarily in equity
                                                                 securities of European
                                                                 issuers including common
                                                                 stocks, rights, depositary
                                                                 receipts, warrants and debt
                                                                 securities convertible into
                                                                 common stock. Normally, the
                                                                 portfolio invests 80% of its
                                                                 total assets in equity
                                                                 securities of European
                                                                 issuers. The portfolio may
                                                                 also purchase forward
                                                                 foreign currency contracts
                                                                 in connection with its
                                                                 investments.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1HS                 4HS              Putnam VT Health Sciences   Objective: capital             Putnam Investment
2HS                 5HS              Fund - Class IB Shares      appreciation. Invests          Management, LLC
                                                                 primarily in common stocks
                                                                 of U.S. companies in the
                                                                 health sciences industries,
                                                                 with a focus on growth
                                                                 stocks.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
66 RAVA ADVANTAGE / RAVA SELECT



------------------- ---------------- --------------------------- ------------------------------ ------------------------------
Subaccount for      Subaccount for   Investing In                Investment Objectives and      Investment Advisor or Manager
RAVA Advantage      RAVA Select                                  Policies
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1PI                 4PI              Putnam VT International     Objective: capital             Putnam Investment
2PI                 5PI              Growth Fund - Class IB      appreciation. Invests mainly   Management, LLC
                                     Shares                      in stocks outside the United
                                                                 States that reflect a value
                                                                 lower than that which Putnam
                                                                 Management places on the
                                                                 company or whose earnings we
                                                                 believe are likely to grow
                                                                 over time.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1VS                 4VS              Putnam VT Vista Fund -      Objective: capital             Putnam Investment
2VS                 5VS              Class IB Shares             appreciation. Invests mainly   Management, LLC
                                                                 in common stocks of
                                                                 mid-sized U.S. companies
                                                                 with a focus on growth
                                                                 stocks.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1SO                 4SO              Strong Opportunity Fund     Objective: seeks capital       Strong Capital Management,
2SO                 5SO              II - Advisor Class          growth. Invests primarily in   Inc.
                                                                 common stocks of medium
                                                                 capitalization companies that
                                                                 the Fund's manager
                                                                 believes are underpriced,
                                                                 yet have attractive growth
                                                                 prospects.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1IT                 4IT              Wanger International        Objective: long-term growth    Liberty Wanger Asset
2IT                 5IT              Small Cap                   of capital. Invests            Management, L.P.
                                                                 primarily in stocks of
                                                                 small- and medium-size
                                                                 non-U.S. companies with
                                                                 capitalizations of less than
                                                                 $2 billion.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1SP                 4SP              Wanger U.S. Small Cap       Objective: long-term growth    Liberty Wanger Asset
2SP                 5SP                                          of capital. Invests            Management, L.P.
                                                                 primarily in stocks of
                                                                 small- and medium-size U.S.
                                                                 companies with
                                                                 capitalizations of less than
                                                                 $2 billion.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1AA                 4AA              Wells Fargo VT Asset        Objective: long-term total     Wells Fargo Funds
2AA                 5AA              Allocation Fund             return, consistent with        Management, LLC, advisor;
                                                                 reasonable risk. Invests       Barclays Global Fund
                                                                 primarily in the securities    Advisors, sub-advisor.
                                                                 of various indexes to
                                                                 replicate the total return
                                                                 of the index. We use an
                                                                 asset allocation model to
                                                                 allocate and reallocate
                                                                 assets among common stocks
                                                                 (S&P 500 Index), U.S.
                                                                 Treasury bonds (Lehman
                                                                 Brothers 20+ Bond Index) and
                                                                 money market instruments,
                                                                 operating from a target
                                                                 allocation of 60% stocks and
                                                                 40% bonds.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1WI                 4WI              Wells Fargo VT              Objective: total return with   Wells Fargo Funds
2WI                 5WI              International Equity Fund   an emphasis on capital         Management, LLC, advisor;
                                                                 appreciation over the          Wells Capital Management
                                                                 long-term. Invests primarily   Incorporated, sub-advisor.
                                                                 in equity securities of
                                                                 non-U.S. companies.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------
1SG                 4SG              Wells Fargo VT Small Cap    Objective: long-term capital   Wells Fargo Funds
2SG                 5SG              Growth Fund                 appreciation. Invests          Management, LLC, advisor;
                                                                 primarily in common stocks     Wells Capital Management
                                                                 issued by companies whose      Incorporated, sub-advisor.
                                                                 market capitalization falls
                                                                 within the range of the
                                                                 Russell 2000 Index, which is
                                                                 considered a small
                                                                 capitalization index.
------------------- ---------------- --------------------------- ------------------------------ ------------------------------

--------------------------------------------------------------------------------
67 PROSPECTUS -- FEB. 12, 2002

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. Interest is calculated and compounded daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb 29th). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


--------------------------------------------------------------------------------
68 RAVA ADVANTAGE / RAVA SELECT

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:


o  the optional Maximum Anniversary Value Death Benefit Rider;(1)
o  the optional Enhanced Earnings Death Benefit Rider;(1)
o  the optional Enhanced Earnings Plus Death Benefit Rider;(1)

o  the fixed account and/or subaccounts in which you want to invest;

o  how you want to make purchase payments;
o  a beneficiary; and
o under RAVA Advantage, the length of the surrender charge period (seven or ten years).(2)

(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on non-qualified contracts. EEP is only available on contracts purchased through a transfer or exchange.
(2) The ten-year surrender charge schedule under RAVA Advantage is not available for contracts issued in Oregon. For RAVA Advantage contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the settlement date must be:

o  no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.


For qualified annuities except Roth IRAs, to avoid IRS penalty taxes, the settlement date generally must be:

o  on or after the date the annuitant reaches age 59 1/2; and
o for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later.


BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)


--------------------------------------------------------------------------------
69 PROSPECTUS -- FEB. 12, 2002

PURCHASE PAYMENTS


Minimum allowable purchase payments*


If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or
   $50 per month


                                               RAVA Advantage      RAVA Select

If paying by any other method:


   initial payment for qualified annuities          $1,000           $2,000
   initial payment for nonqualified annuities        2,000           10,000
   for any additional payments                          50               50

* Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts in New Jersey.


Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                             RAVA Advantage       RAVA Select


For the first year:

   up to age 85                                 $1,000,000         $999,999
   for ages 86 to 90                               100,000          100,000


For each subsequent year:

   up to age 85                                    100,000          100,000
   for ages 86-90                                   50,000           50,000


** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


Except for TSAs, purchase payments are limited and may not be made after the third contract anniversary in Massachusetts, Washington and Oregon.


We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.  a partial surrender from the fixed account; or
2.  a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

1 By letter:

Send your check along with your name and contract number to:

IDS Life Insurance Company
70200 AXP Financial Center
Minneapolis, MN 55474

2 By scheduled payment plan:

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or
o  a bank authorization.


--------------------------------------------------------------------------------
70 RAVA ADVANTAGE / RAVA SELECT

Charges

CONTRACT ADMINISTRATION CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% for RAVA Advantage and 1.20% for RAVA Select of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% for RAVA Advantage and 1.00% for RAVA Select of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT RIDER (MAV DEATH BENEFIT) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.15% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.

When annuity payouts begin, if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.45%.

--------------------------------------------------------------------------------
71 PROSPECTUS -- FEB. 12, 2002

ENHANCED EARNINGS DEATH BENEFIT RIDER (EEB) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.30% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 0.90%.

ENHANCED EARNINGS PLUS DEATH BENEFIT RIDER (EEP) FEE

We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts and fixed accounts in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, if you terminate the contract for any reason other than death, or if we terminate this rider due to a change of ownership, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits. We can increase this fee on new contracts up to a maximum of 1.25%.


(1) You may select any one of the MAV Death Benefit, EEB or EEP riders. Or you may select the MAV Death Benefit and either the EEB or the EEP. However, you cannot select both the EEB and the EEP. Riders may not be available in all states. The MAV Death Benefit, EEB and EEP are only available if you and the annuitant are 75 or younger at contract issue. EEB and EEP are only available on nonqualified contracts. EEP is only available on contracts purchased through a transfer or exchange.


SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten
(10) years before surrender. You select the surrender charge period at the time of your application for the contract.* For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three (3) contract years. The surrender charge percentages that apply to you are shown in your contract.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon.

Surrender charge under RAVA Advantage:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:


1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE:We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a "first-in, first-out" (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


--------------------------------------------------------------------------------
72 RAVA ADVANTAGE / RAVA SELECT

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected*:

                Seven-year schedule                                        Ten-year schedule*
  Years from purchase         Surrender charge                Years from purchase        Surrender charge
    payment receipt              percentage                     payment receipt             percentage
          1                          7%                               1                         8%
          2                          7                                2                         8
          3                          7                                3                         8
          4                          6                                4                         7
          5                          5                                5                         7
          6                          4                                6                         6
          7                          2                                7                         5
          Thereafter                 0                                8                         4
                                                                      9                         3
                                                                     10                         2
                                                                     Thereafter                 0


Surrender charge under RAVA Select

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

   NOTE:We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in number one above. We do not assess a surrender charge on this amount. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.)

3. Finally, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

            Contract year               Surrender charge percentage
                 1                                  7%
                 2                                  7
                 3                                  7
                 Thereafter                         0

Partial surrenders under RAVA Advantage and RAVA Select

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.


Example: Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

          Amount requested                  $1,000
       -----------------------      or      ------ = $1,075.27
       1.00 - surrender charge               .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV Death Benefit, EEB or EEP charge.

* The ten-year surrender charge schedule under RAVA Advantage is not available in Oregon. For contracts issued in Massachusetts, Oregon and Washington, we waive surrender charges after the tenth contract anniversary.


Surrender charge under Annuity Payout Plan E -- Payouts for a specified period:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. For qualified contracts, the discount rate we use in the calculation will be 4.72% if the assumed investment rate is 3.5% and 6.22% if the assumed investment rate is 5%. For nonqualified contracts, the discount rate we use in the calculation will be 4.92% if the assumed investment rate is 3.5% and



--------------------------------------------------------------------------------
73 PROSPECTUS -- FEB. 12, 2002

6.42% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

Surrender charge calculation example

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract that contains a seven-year surrender charge schedule with this history:


o The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and
o  We received these payments:

   -- $10,000 July 1, 2001;
   -- $8,000 Dec.31, 2006;
   -- $6,000 Feb. 20, 2009; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2010 and had not made any other surrenders during that contract year; and
o  The prior anniversary July 1, 2010 contract value was $28,000.

Surrender charge    Explanation
     $  0           $2,500 is contract earnings surrendered without charge; and

        0 $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).

                    10% of $28,000 = $2,800 - $2,500 = $300

        0 $10,000 July 1, 2001 payment was received eight or more years before surrender and is surrendered without surrender charge; and

      480 $8,000 Dec. 31, 2006 payment is in its fourth year from receipt, surrendered with a 6% surrender charge; and

      420           $6,000 Feb. 20, 2009 payment is in its second year from
   ------           receipt, surrendered with a 7% surrender charge.
     $900

Waiver of surrender charges

We do not assess surrender charges under RAVA Advantage or RAVA Select for:


o  surrenders of any contract earnings;
o surrenders of amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o amounts surrendered after the tenth contract anniversary in Massachusetts, Washington and Oregon.
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

o contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

o  amounts we refund to you during the free look period*;
o  death benefits*; and

o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)


* However, we will reverse certain purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 591/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.


--------------------------------------------------------------------------------
74 RAVA ADVANTAGE / RAVA SELECT

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you surrender your contract.

Valuing Your Investment

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o  plus any purchase payment credits allocated to the fixed account;
o  plus interest credited;
o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
o  minus any prorated contract administrative charge;
o minus any prorated portion of the Maximum Anniversary Value Death Benefit Rider fee (if applicable);
o minus any prorated portion of the Enhanced Earnings Death Benefit Rider fee (if applicable); and
o minus any prorated portion of the Enhanced Earnings Plus Death Benefit Rider fee (if applicable).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments you allocate to the subaccounts;
o  any purchase payment credits allocated to the subaccounts;
o  transfers into or out of the subaccounts;
o  partial surrenders;
o  surrender charges; and/or
o  prorated portions of the contract administrative charge;
o prorated portions of the Maximum Anniversary Value Death Benefit Rider fee (if selected);
o  prorated portions of the Enhanced Earnings Death Benefit Rider fee
   (if selected); and
o prorated portions of the Enhanced Earnings Plus Death Benefit Rider fee (if selected).


--------------------------------------------------------------------------------
75 PROSPECTUS -- FEB. 12, 2002

Accumulation unit values will fluctuate due to:

o  changes in funds' net asset value;
o  dividends distributed to the subaccounts;
o  capital gains or losses of funds;
o  fund operating expenses; and/or
o  mortality and expense risk fees.


Purchase payment credits under RAVA Advantage
For RAVA Advantage, we add a credit* to your contract in the amount of:


o  1% of each purchase payment received:
   -- if you elect the ten-year surrender charge schedule for your contract; or -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.


We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

* The ten-year surrender charge under RAVA Advantage is not available in Oregon. RAVA Advantage contracts purchased in Oregon are only eligible for a 1% purchase payment credit if the initial purchase payment is at least $100,000.

Purchase payment credits under RAVA Select
For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")


We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.


We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")




--------------------------------------------------------------------------------
76 RAVA ADVANTAGE / RAVA SELECT

Making the Most of Your Contract

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

How dollar-cost averaging works

By investing an equal number                                            Number
of dollars each month...                    Amount     Accumulation    of units
                                  Month    invested     unit value     purchased
                                   Jan       $100          $20           5.00
you automatically buy              Feb        100           18           5.56
more units when the                Mar        100           17           5.88
per unit market price is low...    Apr        100           15           6.67
                                   May        100           16           6.25
                                   Jun        100           18           5.56
and fewer units                    Jul        100           17           5.88
when the per unit                  Aug        100           19           5.26
market price is high.              Sept       100           21           4.76
                                   Oct        100           20           5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.


ASSET REBALANCING
Subject to availability, you can ask us to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.


--------------------------------------------------------------------------------
77 PROSPECTUS -- FEB. 12, 2002

TRANSFERRING BETWEEN ACCOUNTS
You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. These modifications could include, but not be limited to:

o  requiring a minimum time period between each transfer;
o not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
o limiting the dollar amount that a contract owner may transfer at any one time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.
o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).
o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.
o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.
o We will not accept requests for transfers from the fixed account at any other time.
o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


--------------------------------------------------------------------------------
78 RAVA ADVANTAGE / RAVA SELECT

HOW TO REQUEST A TRANSFER OR SURRENDER

1 By letter:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

Regular mail:
IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers or surrenders:   Contract value or entire account balance

2 By automated transfers and automated partial surrenders:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

Minimum amount
Transfers or surrenders:   $50

Maximum amount
Transfers or surrenders:   None (except for automated transfers from the fixed
                           account)

3 By phone:

Call between 7 a.m. and 10 p.m. Central time:
(800) 862-7919

TTY service for the hearing impaired:
(800) 285-8846

Minimum amount
Transfers or surrenders:   $250 or entire account balance

Maximum amount
Transfers:                 Contract value or entire account balance
Surrenders:                $100,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


--------------------------------------------------------------------------------
79 PROSPECTUS -- FEB. 12, 2002

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender Charge, ") MAV Death Benefit charges (see "Charges - Maximum Anniversary Value Death Benefit Rider Fee"), EEB charges (see "Charges - Enhanced Earnings Death Benefit Rider Fee"), EEP charges (see "Charges - Enhanced Earnings Plus Death Benefit Fee"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT
By regular or express mail:

o  payable to you;
o  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o  request that payment be wired to your bank;
o  bank account must be in the same ownership as your contract; and
o  pre-authorization required.

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

   -- the surrender amount includes a purchase payment check that has not cleared;
   -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
   -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions


PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

   -- you are at least age 59 1/2;
   -- you are disabled as defined in the Code;

   -- you severed employment with the employer who purchased the contract; or

   -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.
o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
o If the contract has a loan provision, the right to receive a loan is described in detail in your contract.


--------------------------------------------------------------------------------
80 RAVA ADVANTAGE / RAVA SELECT

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV Death Benefit, EEB or EEP. If you change ownership of your contract, we will terminate the EEP. This includes both the EEP Part I benefits and the EEP Part II benefits. (See the description of these terms in "Optional Benefits".) In addition, the terms of the EEB and the MAV Death Benefit will change due to a change of ownership. If the attained age of the older of the new owner and the annuitant is greater than 75, the EEB will terminate. Otherwise, we will effectively "start over" the EEB. We will treat the EEB as if it is issued on the day the change of ownership is made, using the attained age of the new owner as the "issue age" to determine the benefit levels. The account value on the date of the ownership change will be treated as a "purchase payment" in determining future values of "earnings at death" under the EEB. If the attained age of the older of the new owner and the annuitant is greater than 75, the MAV Death Benefit will terminate. If the MAV Death Benefit on the date of ownership change is greater than the account value on the date of the ownership change, the MAV Death Benefit will be set equal to the account value. Otherwise, the MAV Death Benefit value will not change due to a change in ownership. Please see the descriptions of these riders in "Optional Death Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

Benefits in Case of Death -- Standard Death Benefit

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o  contract value;
o  purchase payments minus "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus purchase payments and minus "adjusted partial surrenders" since that anniversary.


If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:


o  contract value; or
o  purchase payments minus "adjusted partial surrenders."

Adjusted partial surrenders = We calculate an "adjusted partial surrender" for each partial surrender as the following:

         PS x DB
         --------
           CV

Where PS = the partial surrender including any applicable surrender charge. DB = the death benefit on the date of (but prior to) the partial surrender.
           CV = contract value on the date of (but prior to) the partial surrender.

Example of standard death benefit calculation when the owner and annuitant are age 80 or younger:


o  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
o On Jan 1, 2008 (the sixth contract anniversary) the contract value grows to $30,000.
o March 1, 2008 the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

--------------------------------------------------------------------------------
81 PROSPECTUS -- FEB. 12, 2002

     We calculate the death benefit on March 1, 2008 as follows:

     The contract value on the most recent sixth contract anniversary:   $30,000

     plus purchase payments made since that anniversary:                       0

       minus "adjusted partial surrenders" taken since that anniversary calculated as:

       $1,500 x $30,000 =                                                 -1,607
       ----------------                                                   ------
          $28,000

     for a death benefit of:                                             $28,393

If you die before your retirement date: When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Nonqualified annuities: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.


Qualified annuities: The IRS has issued proposed regulations that will affect distributions from your qualified annuity. These are proposed regulations that take effect Jan. 1, 2002. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.


If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o  payouts begin no later than one year after your death; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

Optional Benefits

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
The Maximum Anniversary Value Death Benefit (MAV Death Benefit) is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges").

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the MAV Death Benefit to your contract. Generally, you must elect the MAV Death Benefit at the time you purchase your contract and your rider effective date will be the contract issue date. We reserve the right to discontinue offering the MAV Death Benefit for new contracts.

In some instances the rider effective date for the MAV Death Benefit may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary we set the Maximum Anniversary Value (MAV) equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the MAV if the current contract value is higher. We stop resetting the MAV after you or the annuitant reach age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the MAV.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


--------------------------------------------------------------------------------
82 RAVA ADVANTAGE / RAVA SELECT

Terminating the MAV:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

Example:

o  You purchase the contract with a payment of $20,000 on Jan. 1, 2002.
o On Jan. 1, 2003 (the first contract anniversary) the contract value grows to $24,000.
o On March 1, 2003 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2003 as follows:


The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

     Greatest of your contract anniversary contract values:              $24,000

     plus purchase payments made since that anniversary:                      +0

     minus adjusted partial surrenders, calculated as:

       $1,500 x $24,000 =                                                 -1,636
       ----------------                                                    -----
           $22,000

       for a death benefit of:                                           $22,364


Nonqualified Annuities: If your spouse is the sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. If your spouse at the time of your death has reached age 76, the MAV Death Benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death. If, at the time of your death, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

Qualified Annuities: If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV Death Benefit. If your spouse at the time of your death has reached age 76, the MAV death benefit rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the MAV Death Benefit rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death. If, at the time of your death, your spouse has not yet reached age 76 and chooses not to continue the MAV Death Benefit rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


ENHANCED EARNINGS DEATH BENEFIT (EEB)
The Enhanced Earnings Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges - Enhanced Earnings Death Benefit Rider Fee"). The EEB provides reduced benefits if you or the annuitant is 70 or older at the rider effective date and it does not provide any additional benefit before the first contract anniversary. Be sure to discuss with your sales representative whether or not the EEB is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEB to your contract. Generally, you must elect the EEB at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under a nonqualified annuity contract. You may not select this rider if you select the EEP. We reserve the right to discontinue offering the EEB for new contracts.

In some instances the rider effective date for the EEB may be after we issue the contract according to terms determined by us and at our sole discretion.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


--------------------------------------------------------------------------------
83 PROSPECTUS -- FEB. 12, 2002

The EEB provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o the standard death benefit (see "Benefits in Case of Death - Standard Benefit") or the MAV death benefit, if applicable,

PLUS

o 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old; or
o 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously surrendered that are one or more years old.

Additional death benefits payable under EEB are not included in the adjusted partial surrender calculation.

Earnings at death: for purposes of the EEB and EEP riders, this is an amount equal to the standard death benefit (or the MAV death benefit, if applicable) minus purchase payments not previously surrendered. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously surrendered that are one or more years old.

Terminating the EEB:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.


Example of the Enhanced Earnings Death Benefit:

o You purchase the contract with a payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEB.
o On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the EEB does not provide any additional benefit at this time.
o On Jan. 1, 2003 the contract value grows to $110,000. The death benefit on Jan. 1, 2003 equals:


     MAV death benefit (contract value):                             $110,000

     plus the EEB benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously surrendered):

         0.40 x ($110,000 - $100,000) =                                +4,000
                                                                        -----
     Total death benefit of:                                         $114,000


o On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit (MAV):                                        $110,000

     plus the EEB benefit (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                +4,000
                                                                        -----
     Total death benefit of:                                         $114,000


o On Feb. 1, 2004 the contract value remains at $105, 000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2003 equals:


     MAV death benefit (MAV adjusted for partial surrenders):

         $110,000 - ($50,000 x $110,000) =                            $57,619
         ------------------------------
                  $105,000

     plus the EEB benefit (40% of earnings at death):

         0.40 x ($57,619 - $55,000) =                                  +1,048
                                                                        -----
     Total death benefit of:                                          $58,667


o On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.

--------------------------------------------------------------------------------
84 RAVA ADVANTAGE / RAVA SELECT

o On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. The death benefit on Jan. 1, 2011 equals:


     MAV death benefit (contract value):                             $200,000

     plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)

         0.40 x 2.50 x ($55,000) =                                    +55,000
                                                                      -------
     Total death benefit of:                                         $255,000


o On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on the EEB value. The death benefit on July 1, 2011 equals:


     MAV death benefit (contract value):                             $250,000

     plus the EEB (40% of earnings at death, up to a maximum of 100% of purchase payments not previously surrendered that are one or more years old)

         0.40 x 2.50 x ($55,000) =                                    +55,000
                                                                      -------
     Total death benefit of:                                         $305,000


o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEB changes. The death benefit on July 1, 2012 equals:


     MAV death benefit (contract value):                             $250,000

     plus the EEB benefit which equals 40% of earnings at death (the standard death benefit minus payments not previously surrendered):

         0.40 x ($250,000 - $105,000) =                               +58,000
                                                                      -------
     Total death benefit of:                                         $308,000

If your spouse is the sole beneficiary and your spouse elects to continue the contract, we will pay an amount into the contract so that the contract value equals the total death benefit payable under the EEB. If your spouse at the time of your death has reached age 76, the EEB rider will terminate. If your spouse at the time of your death has not yet reached age 76, he or she may choose to continue the EEB. In this case, the following conditions will apply:

o the rider will continue, but we will treat the new contract value on the date of death (after the additional amount is paid into the contract) as if it is a purchase payment in calculating future values of "earnings at death."

o the percentages of "earnings at death" payable will be based on your spouse's age at the time of your death.

o the rider charges described in "Charges - Enhanced Earnings Death Benefit Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract at your death.

NOTE: For special tax considerations associated with the EEB, see "Taxes."

ENHANCED EARNINGS PLUS DEATH BENEFIT (EEP)
The EEP is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The EEP provides reduced benefits if you or the annuitant are 70 or older at the rider effective date, it does not provide any additional benefit before the first contract anniversary and it does not provide any benefit beyond what is offered under the EEB during the second contract year. Be sure to discuss with your sales representative whether or not the EEP is appropriate for your situation.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the EEP to your contract. You must elect the EEP at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is only available under nonqualified annuities purchased through an exchange. You may not select this rider if you select the EEB. We reserve the right to discontinue offering the EEP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


--------------------------------------------------------------------------------
85 PROSPECTUS -- FEB. 12, 2002

The EEP provides that if you or the annuitant dies after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

o EEP Part I benefits, which equal the benefits payable under the EEB described above;

PLUS

o EEP Part II benefits, which equal a percentage of exchanged purchase payments identified at issue not previously surrendered as follows:

                  Percentage if you and the            Percentage if you or the
                  annuitant are under age 70          annuitant are 70 or older
Contract year     on the rider effective date        on the rider effective date
One and Two                   0%                                   0%
Three and Four               10%                                3.75%
Five or more                 20%                                 7.5%

Additional death benefits payable under EEP are not included in the adjusted partial surrender calculation.

If after 6 months, no exchange purchase payments have been received, we will contact you and you will have an additional 30 days to follow-up on exchange purchase payments identified at issue but not received by us. If after these 30 days, we have not received any exchange purchase payments, we will convert the EEP rider into an EEB.

Terminating the EEP:

o You may terminate the rider within 30 days of the first contract anniversary after the rider effective date.
o You may terminate the rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.
o The rider will terminate when you make a full surrender from the contract or when annuity payouts begin.
o The rider will terminate in the case of spousal continuation or ownership change.

Another way to describe the benefits payable under the EEP rider is as follows:

o the standard death benefit (see "Benefits in Case of Death - Standard Death Benefit") or the MAV death benefit, if applicable PLUS

                If you and the annuitant are under age 70                       If you or the annuitant are age 70
Contract year   on the rider effective date, add...                             or older on the rider effective date, add...
    1           Zero                                                            Zero
    2           40% x earnings at death (see above)                             15% x earnings at death
3 & 4           40% x (earnings at death + 25% of initial purchase              15% x (earnings at death + 25% of initial purchase
                payment*)                                                       payment*)
   5+           40% x (earnings at death + 50% of initial purchase              15% x (earnings at death + 50% of initial purchase
                payment*)                                                       payment*)

* Exchange purchase payments are purchase payments exchanged from another contract that are identified at issue and not previously surrendered.

The company is not responsible for identifying exchanged purchase payments if we did not receive proper notification from the company from which the purchase payments are exchanged.

Example of the Enhanced Earnings Plus Death Benefit:

o You purchase the contract with an exchanged purchase payment of $100,000 on Jan. 01, 2002 and you and the annuitant are under age 70. You select the seven-year surrender charge schedule, the MAV death benefit and the EEP.
o On July 1, 2002 the contract value grows to $105,000. The death benefit on July 1, 2002 equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so neither the EEP Part I nor Part II provides any additional benefit at this time.
o On Jan. 1, 2003 the contract value grows to $110,000. You have not reached the second contract anniversary so the EEP-Part II does not provide any additional benefit at this time. The death benefit on Jan. 1, 2003 equals:


     MAV death benefit (contract value):                             $110,000

     plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus purchase payments not previously surrendered):

         0.40 x ($110,000 - $100,000) =                                +4,000
                                                                       ------
     Total death benefit of:                                         $114,000


--------------------------------------------------------------------------------
86 RAVA ADVANTAGE / RAVA SELECT

o On Jan. 1, 2004 the contract value falls to $105,000. The death benefit on Jan. 1, 2004 equals:


     MAV death benefit (MAV):                                        $110,000

     plus the EEP Part I benefit (40% of earnings at death):

         0.40 x ($110,000 - $100,000) =                                +4,000

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

         0.10 x $100,000 =                                            +10,000
                                                                      -------
     Total death benefit of:                                         $124,000


o On Feb. 1, 2004 the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the surrender is subject to a 7% surrender charge because your payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate purchase payments not previously surrendered as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit on Feb. 1, 2004 equals:


     MAV death benefit (MAV adjusted for partial surrenders):

         $110,000 - ($50,000 x $110,000) =                            $57,619
         -------------------------------
                 $105,000

     plus the EEP Part I benefit (40% of earnings at death):

         0.40 x ($57,619 - $55,000) =                                  +1,048

     plus the EEP Part II which in the third contract year equals 10% of exchange purchase payments identified at issue and not previously surrendered:

         0.10 x $55,000 =                                              +5,500
                                                                      -------
     Total death benefit of:                                          $64,167


o On Jan. 1, 2005 the contract value falls by $40,000. The death benefit on Jan. 1, 2005 equals the death benefit paid on Feb. 1, 2004. The reduction in contract value has no effect.
o On Jan. 1, 2011 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously surrendered that are one or more years old. Because we are beyond the fourth contract anniversary the EEP also reaches its maximum of 20%. The death benefit on Jan. 1, 2011 equals:


     MAV death benefit (contract value):                             $200,000

     plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 x (2.50 x $55,000)=                                      +55,000

     plus the EEP Part II which after the fourth contract
         year equals 20% of exchange purchase payments identified at
         issue and not previously surrendered: 0.20 x $55,000 =       +11,000
                                                                      -------
     Total death benefit of:                                         $266,000


o On July 1, 2011 you make an additional purchase payment of $50,000 and your contract value grows to $250,000. The new purchase payment is less than one year old and so it has no effect on either the EEP Part I or EEP Part II values. The death benefit on July 1, 2011 equals:


     MAV death benefit (contract value):                             $250,000

     plus the EEP Part I (40% of earnings at death, up to a
         maximum of 100% of purchase payments not previously
         surrendered that are one or more years old)
         .40 x (2.50 x $55,000)=                                      +55,000

     plus the EEP Part II, which after the fourth contract year equals 20%
         of exchange purchase payments identified at issue and
         not previously surrendered: 0.20 x $55,000 =                 +11,000
                                                                      -------
     Total death benefit of:                                         $316,000


--------------------------------------------------------------------------------
87 PROSPECTUS -- FEB. 12, 2002

o On July 1, 2012 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the EEP Part I changes but the value of the EEP Part II remains constant. The death benefit on July 1, 2012 equals:


     MAV death benefit (contract value):                             $250,000

     plus the EEP Part I benefit which equals 40% of earnings at death (the MAV death benefit minus payments not previously surrendered):

         0.40 x ($250,000 - $105,000) =                               +58,000

     plus the EEP Part II, which after the fourth contract
         year equals 20% of exchange purchase payments identified at
         issue and not previously surrendered: 0.20 x $55,000 =       +11,000
                                                                      -------
     Total death benefit of:                                         $319,000

If your spouse is sole beneficiary and your spouse elects to continue the contract, we pay an amount into the contract so that the contract value equals the total death benefit payable under the EEP. The rider will terminate, but the standard death benefit (or the MAV death benefit, if applicable) will apply.

NOTE: For special tax considerations associated with the EEP, see "Taxes."

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o  the annuity payout plan you select;
o  the annuitant's age and, in most cases, sex;
o  the annuity table in the contract; and
o  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.


--------------------------------------------------------------------------------
88 RAVA ADVANTAGE / RAVA SELECT

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o Plan A: Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
o Plan B: Life annuity with five, ten or 15 years certain: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
o Plan C: Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
o Plan D: Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
o Plan E: Payouts for a specified period: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. For qualified annuities, the discount rate we use in the calculation will vary between 4.72% and 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

Annuity payout plan requirements for qualified annuities: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


--------------------------------------------------------------------------------
89 PROSPECTUS -- FEB. 12, 2002

Taxes

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Qualified annuities: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund a 401(k) plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you from the plan.

Purchase payment credits: These are considered earnings and are taxed accordingly.

Surrenders: For qualified annuities under 401(a) and 401(k) plans, we will surrender your annuity to the plan's trustee for the benefit of your account. For other qualified annuities and nonqualified annuities, if you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply.

Death benefits to beneficiaries under nonqualified annuities: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

Death benefits to beneficiaries under qualified annuities: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the plan. If, under your 401(k) plan you or your employer made after-tax contributions to your contract, the portion of any distribution from the plan that represents after-tax contributions are not taxable as ordinary income to your beneficiary. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Special Considerations if you select one of the death benefit riders (MAV, EEB or EEP): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or annuitant as an annuity death benefit distribution, not as proceeds for life insurance.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.


--------------------------------------------------------------------------------
90 RAVA ADVANTAGE / RAVA SELECT

Penalties: If you receive amounts from your contract (or, if applicable, from the plan) before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2 and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you:

o  because of your death;
o  because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For qualified annuities under 401(a), 401(k) plans or TSA's, other exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SIMPLE IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o  the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


--------------------------------------------------------------------------------
91 PROSPECTUS -- FEB. 12, 2002

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each subaccount for your contract; divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o  laws or regulations change;
o  the existing funds become unavailable; or
o  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

o  add new subaccounts;
o  combine any two or more subaccounts;
o  make additional subaccounts investing in additional funds;
o  transfer assets to and from the subaccounts or the variable account; and
o  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

ISSUER AND PRINCIPAL UNDERWRITER
IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at 70100 AXP Financial Center, Minneapolis, MN 55474. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 10,200 advisors.

IDS Life pays commissions for sales of the contracts of up to 7% of the total purchase payments received. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

--------------------------------------------------------------------------------
92 RAVA ADVANTAGE / RAVA SELECT

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto v. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action is brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new IDS Life policies from and after January 1, 1985.

The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. Plaintiffs seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21, 1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. It seeks similar relief to the initial lawsuit.

On October 13, 1998, an action entitled Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was also commenced in Minnesota state court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. On May 16, 2001 the state court filed its Final Order and Judgment Approving Class Action Settlement. On May 15, 2001 the federal court entered its Final Order and Judgment Approving Class Action Settlement. An appeal has been filed with the Minnesota Court of Appeals and the United States Court of Appeals for the Eighth Circuit.


To be updated upon amendment.

--------------------------------------------------------------------------------
93 PROSPECTUS -- FEB. 12, 2002

Table of Contents of the Statement of Additional Information

Performance Information                             3


Calculating Annuity Payouts                        65

Rating Agencies                                    66

Principal Underwriter                              66


Financial Statements


--------------------------------------------------------------------------------
94 RAVA ADVANTAGE / RAVA SELECT

IDS Life Insurance Company
70100 AXP Financial Center                                              (logo)
Minneapolis, MN 55474                                                   AMERICAN
(800) 862-7919                                                          EXPRESS

americanexpress.com


S-6406 C (2/02)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


                AMERICAN EXPRESS RETIREMENT ADVISOR ADVANTAGE(SM)
                  VARIABLE ANNUITY/AMERICAN EXPRESS RETIREMENT
                       ADVISOR SELECT(SM) VARIABLE ANNUITY


                          IDS Life Variable Account 10


                                  Feb. 12, 2002


IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Table of Contents

Performance Information                 p.  3

Calculating Annuity Payouts             p. 65
Rating Agencies                         p. 66
Principal Underwriter                   p. 66

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Performance Information

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                    P(1 + T)(raised to the power of n) = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)      (18.22%)    (5.97%)     (18.22%)       --%        --%       (5.97%)
BD1            Bond Fund (9/99;10/81)                        (3.74)     (1.87)       (3.74)      2.02       6.58         8.80
CR1            Capital Resource Fund (9/99;10/81)           (24.59)     (9.66)      (24.59)      8.57      11.52        12.27
CM1            Cash Management Fund (9/99;10/81)             (3.35)      0.78        (3.35)      2.37       2.96         4.95
DE1            Diversified Equity Income Fund (9/99;9/99)    (9.38)     (4.32)       (9.38)        --         --        (4.32)
EM1            Emerging Markets Fund (5/00;5/00)                --     (32.65)(c)       --         --         --       (32.65)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI1            Extra Income Fund (9/99;5/96)                (17.16)    (12.73)      (17.16)        --         --        (0.81)
FI1            Federal Income Fund (9/99;9/99)               (0.95)     (0.86)       (0.95)        --         --        (0.86)
GB1            Global Bond Fund (9/99;5/96)                  (5.71)     (4.45)       (5.71)        --         --         0.92
GR1            Growth Fund (9/99;9/99)                      (26.25)     (9.23)      (26.25)        --         --        (9.23)
IE1            International Fund (9/99;1/92)               (31.39)     (9.21)      (31.39)      4.61         --         6.49
MF1            Managed Fund (9/99;4/86)                     (10.77)     (1.40)      (10.77)     10.10      11.19        10.15
ND1            New Dimensions Fund(R) (9/99;5/96)           (16.95)      0.38       (16.95)        --         --        15.18
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV1            S&P 500 Index Fund (5/00;5/00)                   --     (17.37)(c)       --         --         --       (17.37)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)          (4.87)      5.96        (4.87)        --         --         5.96
ST1            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA1            Strategy Aggressive Fund (9/99;1/92)         (26.02)     10.94       (26.02)     10.65         --        10.54

             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (18.61)     12.95         --        15.48
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --        (0.24)        --         --         6.17

             ALLIANCE VP
1AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --         3.86      17.02         --        13.45

             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)       --         --       (24.00)     12.56         --        10.10
1AV            Value, Class II (8/01;5/96)(f),(h)               --         --         8.42         --         --         9.89

             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)            --     (16.87)(c)   (11.61)      8.68       9.51         8.92

             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --         7.98         --         --         7.46

             FIDELITY VIP
1FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --       (12.14)        --         --        12.35
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        23.47         --         --        37.85
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (26.25)      7.69       7.49         6.76

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                21.74%     13.52%       21.74%      7.81%     11.75%        8.79%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                15.23      10.22        15.23         --         --        (4.75)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --         3.52         --         --         8.49

             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (17.43)     (5.99)      (17.43)        --         --         5.10
1MC            Mid Cap Value Fund (9/99;5/98)                21.23      11.98        21.23         --         --        (0.11)

             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                     --         --       (11.91)        --         --        17.04
1FS            Financial Services Fund (8/01;9/99)(f)           --         --        15.04         --         --        21.34
1TC            Technology Fund (8/01;5/97)(f)                   --         --       (30.03)        --         --        30.95
1TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (32.53)        --         --         8.66

             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (37.83)(c)       --         --         --       (39.73)(d)
1IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (39.67)(c)   (24.74)     20.79         --        18.61

             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)   (17.41)     (8.91)      (17.41)        --         --         4.60

             MFS(R)
1MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (24.66)(c)   (14.42)        --         --        11.60
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (20.34)(c)   (10.59)        --         --        18.97
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --        (2.41)     18.22         --        20.61

             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --         4.81      14.64         --        16.54
1EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (25.00)        --         --         0.18

             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        29.23         --         --        11.55
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (17.53)        --         --        15.78
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                               (12.39)     15.83)      (12.39)        --         --        18.45

             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (9.37)     15.41         --        16.09

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WANGER
1IT            International Small Cap (9/99;5/95)          (34.14%)    (0.20%)     (34.14%)    17.38%       --%       21.45%
1SP            U.S. Small Cap (9/99;5/95)                   (16.10)     (2.80)      (16.10)     16.35        --        17.32

             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)             --         --        (7.74)     10.70        --        12.09
1WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --        --       (17.70)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (29.19)      7.11        --         9.20


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)      (17.44%)    (5.26%)     (17.44%)       --%        --%       (5.26%)
BD1            Bond Fund (9/99;10/81)                        (2.79)     (1.13)       (2.79)      2.38       6.69         8.80
CR1            Capital Resource Fund (9/99;10/81)           (23.87)     (8.98)      (23.87)      8.85      11.59        12.27
CM1            Cash Management Fund (9/99;10/81)             (2.40)     (1.14)       (2.40)      2.72       3.11         4.95
DE1            Diversified Equity Income Fund (9/99;9/99)    (8.50)     (3.60)       (8.50)        --         --        (3.60)
EM1            Emerging Markets Fund (5/00;5/00)                --     (32.02)(c)       --         --         --       (32.02)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI1            Extra Income Fund (9/99;5/96)                (16.37)    (12.08)      (16.37)        --         --        (0.42)
FI1            Federal Income Fund (9/99;9/99)                0.03      (0.10)        0.03         --         --        (0.10)
GB1            Global Bond Fund (9/99;5/96)                  (4.79)     (3.73)       (4.79)        --         --         1.33
GR1            Growth Fund (9/99;9/99)                      (25.55)     (8.55)      (25.55)        --         --        (8.55)
IE1            International Fund (9/99;1/92)               (30.75)     (8.53)      (30.75)      4.93         --         6.69
MF1            Managed Fund (9/99;4/86)                      (9.90)     (0.65)       (9.90)     10.37      11.26        10.15
ND1            New Dimensions Fund(R) (9/99;5/96)           (16.15)      1.14       (16.15)        --         --        15.43
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV1            S&P 500 Index Fund (5/00;5/00)                   --     (16.58)(c)       --         --         --       (16.58)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)          (3.94)      6.72        (3.94)        --         --         6.72
ST1            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA1            Strategy Aggressive Fund (9/99;1/92)         (25.32)     11.69       (25.32)     10.91         --        10.68

             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (17.83)     13.19         --        15.68
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         0.74         --         --         6.51

             ALLIANCE VP
1AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --         4.86      17.23         --        13.51

             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)       --         --       (23.28)     12.80         --        10.35
1AV            Value, Class II (8/01;5/96)(f),(h)               --         --         9.42         --         --        10.18

             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)            --     (15.66)(c)   (10.75)      8.96       9.59         8.92

             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --         8.98         --         --         7.77

             FIDELITY VIP
1FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --       (11.29)        --         --        12.70
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        24.47         --         --        38.21
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (25.56)      7.98       7.59         6.76

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                22.74%     14.26%       22.74%      8.10%     11.82%        8.79%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                16.23      10.97        16.23         --         --        (4.40)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --         4.52         --         --         8.85

             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (16.64)     (5.28)      (16.64)        --         --         5.41
1MC            Mid Cap Value Fund (9/99;5/98)                22.23      12.73        22.23         --         --         0.26

             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                     --         --       (11.05)        --         --        17.25
1FS            Financial Services Fund (8/01;9/99)(f)           --         --        16.04         --         --        22.08
1TC            Technology Fund (8/01;5/97)(f)                   --         --       (29.37)        --         --        31.09
1TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (31.90)        --         --         9.42

             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (37.26)(c)       --         --         --       (39.18)(d)
1IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (36.64)(c)   (22.65)     20.91         --        18.74

             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)   (16.61)     (8.23)      (16.61)        --         --         5.00

             MFS(R)
1MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (23.57)(c)   (13.59)        --         --        12.16
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (19.18)(c)    (9.72)        --         --        19.25
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --        (1.45)     18.42         --        20.74

             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --         5.81      14.87         --        16.70
1EU            Pioneer Europe VCT Portfolio -
               Class II Shares (8/01;10/98)(f),(q)              --         --       (24.29)        --         --         0.62

             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        30.23         --         --        11.85
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (16.74)        --         --        15.94
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                               (11.54)     16.57       (11.54)        --         --        18.59

             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (8.49)     15.63         --        16.19

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders and the Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                  1 year  commencement    1 year       5 years  10 years  commencement

             WANGER
1IT            International Small Cap (9/99;5/95)          (33.52%)     0.56%      (33.52%)    17.59%        --%       21.59%
1SP            U.S. Small Cap (9/99;5/95)                   (15.29)     (2.06)      (15.29)     16.56         --        17.48

             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)             --         --        (6.84)     10.96         --        12.32
1WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       (16.90)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (28.53)      7.41         --         9.43


(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                  1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)      (11.93%)    (0.34%)     (11.93%)       --%        --%       (0.34%)
BD1            Bond Fund (9/99;10/81)                         3.81       4.04         3.81       3.25       6.69         8.80
CR1            Capital Resource Fund (9/99;10/81)           (18.85)     (4.28)      (18.85)      9.54      11.59        12.27
CM1            Cash Management Fund (9/99;10/81)              4.23       4.03         4.23       3.59       3.11         4.95
DE1            Diversified Equity Income Fund (9/99;9/99)    (2.33)      1.42        (2.33)        --         --         1.42
EM1            Emerging Markets Fund (5/00;5/00)                --     (27.62)(c)       --         --         --       (27.62)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI1            Extra Income Fund (9/99;5/96)                (10.78)     (7.57)      (10.78)        --         --         0.60
FI1            Federal Income Fund (9/99;9/99)                6.84       5.12         6.84         --         --         5.12
GB1            Global Bond Fund (9/99;5/96)                   1.67       1.29         1.67         --         --         2.31
GR1            Growth Fund (9/99;9/99)                      (20.66)     (3.83)      (20.66)        --         --        (3.83)
IE1            International Fund (9/99;1/92)               (26.24)     (3.81)      (26.24)      5.73         --         6.69
MF1            Managed Fund (9/99;4/86)                      (3.83)      4.54        (3.83)     11.02      11.26        10.15
ND1            New Dimensions Fund(R) (9/99;5/96)           (10.55)      6.44       (10.55)        --         --        16.05
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV1            S&P 500 Index Fund (5/00;5/00)                   --     (11.01)(c)       --         --         --       (11.01)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)           2.58      11.99         2.58         --         --        11.99
ST1            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA1            Strategy Aggressive Fund (9/99;1/92)         (20.41)     16.89       (20.41)     11.55         --        10.68

             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (12.35)     13.78         --        15.68
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         7.62         --         --         8.81

             ALLIANCE VP
1AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --        11.86      17.75         --        13.51

             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)       --         --       (18.22)     13.40         --        10.52
1AV            Value, Class II (8/01;5/96)(f),(h)               --         --        16.42         --         --        10.91

             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)            --      (7.03)(c)    (4.75)      9.65       9.59         8.92

             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --        15.98         --         --         9.86

             FIDELITY VIP
1FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --        (5.32)        --         --        13.55
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        31.47         --         --        40.69
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (20.66)      8.69       7.59         6.76

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                  1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                29.74%     19.42%       29.74%      8.81%     11.82%        8.79%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                23.23      16.17        23.23         --         --        (2.04)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --        11.52         --         --         9.75

             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (11.07)     (0.36)      (11.07)        --         --         7.55
1MC            Mid Cap Value Fund (9/99;5/98)                29.23      17.91        29.23         --         --         2.77

             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                     --         --        (5.07)        --         --        18.45
1FS            Financial Services Fund (8/01;9/99)(f)           --         --        23.04         --         --        27.21
1TC            Technology Fund (8/01;5/97)(f)                   --         --       (24.77)        --         --        31.89
1TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (27.49)        --         --        14.71

             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (33.24)(c)       --         --         --       (35.32)(d)
1IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (30.31)(c)   (17.54)     21.37         --        18.85

             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)   (11.05)     (3.48)      (11.05)        --         --         7.74

             MFS(R)
1MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (15.82)(c)    (7.79)        --         --        16.00
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (10.94)(c)    (3.64)        --         --        21.17
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --         5.25      18.91         --        20.99

             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --        12.81      15.43         --        17.01
1EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (19.30)        --         --         3.66

             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        37.23         --         --        13.97
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (11.18)        --         --        16.89
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                (5.60)     21.70        (5.60)        --         --        19.47

             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (2.31)     16.18         --        16.19

             WANGER
1IT            International Small Cap (9/99;5/95)          (29.23)      5.82       (29.23)     18.10         --        21.87
1SP            U.S. Small Cap (9/99;5/95)                    (9.63)      3.05        (9.63)     17.09         --        17.81

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                  1 year  commencement   1 year       5 years  10 years  commencement

             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%       (0.54%)    11.60%        --%       12.47%
1WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       (11.36)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (23.86)      8.13         --         9.88

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                  1 year  commencement    1 year      5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)      (17.67%)    (5.42%)     (17.67%)       --%        --%      (5.42%)
BD1            Bond Fund (9/99;10/81)                        (3.19)     (1.32)       (3.19)      2.57       7.13         9.35
CR1            Capital Resource Fund (9/99;10/81)           (24.04)     (9.11)      (24.04)      9.12      12.07       (12.82)
CM1            Cash Management Fund (9/99;10/81)             (2.80)     (1.33)       (2.80)      2.92       3.51         5.50
DE1            Diversified Equity Income Fund (9/99;9/99)    (8.83)     (3.77)       (8.83)        --         --        (3.77)
EM1            Emerging Markets Fund (5/00;5/00)                --     (32.10)(c)       --         --         --       (32.10)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI1            Extra Income Fund (9/99;5/96)                (16.61)    (12.18)      (16.61)        --         --        (0.26)
FI1            Federal Income Fund (9/99;9/99)               (0.40)     (0.31)       (0.40)        --         --        (0.31)
GB1            Global Bond Fund (9/99;5/96)                  (5.16)     (3.90)       (5.16)        --         --         1.47
GR1            Growth Fund (9/99;9/99)                      (25.70)     (8.68)      (25.70)        --         --        (8.68)
IE1            International Fund (9/99;1/92)               (30.84)     (8.66)      (30.84)      5.16         --         7.04
MF1            Managed Fund (9/99;4/86)                     (10.22)     (0.85)      (10.22)     10.65      11.74        10.70
ND1            New Dimensions Fund(R) (9/99;5/96)           (16.40)      0.93       (16.40)        --         --        15.73
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV1            S&P 500 Index Fund (5/00;5/00)                   --     (16.82)(c)       --         --         --       (16.82)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)          (4.32)      6.51        (4.32)        --         --         6.51
ST1            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA1            Strategy Aggressive Fund (9/99;1/92)         (25.47)     11.49       (25.47)     11.20         --        11.09

             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (18.06)     13.50         --        16.03
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         0.31         --         --         6.72

             ALLIANCE VP
1AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --         4.41      17.57         --        14.00

             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)       --         --       (23.45)     13.11         --        10.65
1AV            Value, Class II (8/01;5/96)(f),(h)               --         --         8.97         --         --        10.44

             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)            --     (16.32)(c)   (11.06)      9.23      10.06         9.47

             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --         8.53         --         --         8.01

             FIDELITY VIP
1FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --       (11.59)        --         --        12.90
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        24.02         --         --        38.40
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (25.70)      8.24       8.04         7.31

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                22.29%     14.07%       22.29%      8.36%     12.30%        9.34%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                15.78      10.77        15.78         --         --        (4.20)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --         4.07         --         --         9.04

             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (16.88)     (5.44)      (16.88)        --         --         5.65
1MC            Mid Cap Value Fund (9/99;5/98)                21.78      12.53        21.78         --         --         0.44

             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                     --         --       (11.36)        --         --        17.59
1FS            Financial Services Fund (8/01;9/99)(f)           --         --        15.59         --         --        21.89
1TC            Technology Fund (8/01;5/97)(f)                   --         --       (29.48)        --         --        31.50
1TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (31.98)        --         --         9.21

             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (37.28)(c)       --         --         --       (39.18)(d)
1IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (39.12)(c)   (24.19)     21.34         --        19.16

             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)   (16.86)     (8.36)      (16.86)        --         --         5.15

             MFS(R)
1MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (24.11)(c)   (13.87)        --         --        12.15
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (19.79)(c)   (10.04)        --         --        19.52
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --        (1.86)     18.77         --        21.16

             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --         5.36      15.19         --        17.09
1EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (24.45)        --         --         0.73

             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        29.78         --         --        12.10
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (16.98)        --         --        16.33
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                               (11.84)     16.38       (11.84)        --         --        19.00

             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (8.82)     15.96         --        16.64

             WANGER
1IT            International Small Cap (9/99;5/95)          (33.59)      0.35       (33.59)     17.93         --        22.00
1SP            U.S. Small Cap (9/99;5/95)                   (15.55)     (2.25)      (15.55)     16.90         --        17.87

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                  1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%       (7.19%)    11.25%        --%       12.64%
1WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       (17.15)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (28.64)      7.66         --         9.75

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)      (16.89%)    (4.71%)     (16.89%)        --%       --%      (4.71%)
BD1            Bond Fund (9/99;10/81)                        (2.24)     (0.58)       (2.24)       2.93      7.24         9.35
CR1            Capital Resource Fund (9/99;10/81)           (23.32)     (8.43)      (23.32)       9.40     12.14        12.82
CM1            Cash Management Fund (9/99;10/81)             (1.85)     (0.59)       (1.85)       3.27      3.66         5.50
DE1            Diversified Equity Income Fund (9/99;9/99)    (7.95)     (3.05)       (7.95)        --         --        (3.05)
EM1            Emerging Markets Fund (5/00;5/00)                --     (31.47)(c)       --         --         --       (31.47)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI1            Extra Income Fund (9/99;5/96)                (15.82)    (11.53)      (15.82)        --         --         0.13
FI1            Federal Income Fund (9/99;9/99)                0.58       0.45         0.58         --         --         0.45
GB1            Global Bond Fund (9/99;5/96)                  (4.24)     (3.18)       (4.24)        --         --         1.88
GR1            Growth Fund (9/99;9/99)                      (25.00)     (8.00)      (25.00)        --         --        (8.00)
IE1            International Fund (9/99;1/92)               (30.20)     (7.98)      (30.20)      5.48         --         7.24
MF1            Managed Fund (9/99;4/86)                      (9.35)     (0.10)       (9.35)     10.92      11.81        10.70
ND1            New Dimensions Fund(R) (9/99;5/96)           (15.60)      1.69       (15.60)        --         --        15.98
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV1            S&P 500 Index Fund (5/00;5/00)                   --     (16.03)(c)       --         --         --       (16.03)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)          (3.39)      7.27        (3.39)        --         --         7.27
ST1            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA1            Strategy Aggressive Fund (9/99;1/92)         (24.77)     12.24       (24.77)     11.46         --        11.23

             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (17.28)     13.74         --        16.23
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         1.29         --         --         7.06

             ALLIANCE VP
1AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --         5.41      17.78         --        14.06

             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)       --         --       (22.73)     13.35         --        10.90
1AV            Value, Class II (8/01;5/96)(f),(h)               --         --         9.97         --         --        10.73

             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)            --     (15.11)(c)   (10.20)      9.51      10.14         9.47

             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --         9.53         --         --         8.32

             FIDELITY VIP
1FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --       (10.74)        --         --        13.25
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        25.02         --         --        38.76
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (25.01)      8.53       8.14         7.31

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                23.29%     14.81%       23.29%      8.65%     12.37%        9.34%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                16.78      11.52        16.78         --         --        (3.85)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --         5.07         --         --         9.40

             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (16.09)     (4.73)      (16.09)        --         --         5.96
1MC            Mid Cap Value Fund (9/99;5/98)                22.78      13.28        22.78         --         --         0.81

             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                     --         --       (10.50)        --         --        17.80
1FS            Financial Services Fund (8/01;9/99)(f)           --         --        16.59         --         --        22.63
1TC            Technology Fund (8/01;5/97)(f)                   --         --       (28.82)        --         --        31.64
1TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (31.35)        --         --         9.97

             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (36.71)(c)       --         --         --       (38.63)(d)
1IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (36.09)(c)   (22.10)     21.46         --        19.29

             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)   (16.06)     (7.68)      (16.06)        --         --         5.55

             MFS(R)
1MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (23.02)(c)   (13.04)        --         --        12.71
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (18.63)(c)    (9.17)        --         --        19.80
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --        (0.90)     18.97         --        21.29

             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --         6.36      15.42         --        17.25
1EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (23.74)        --         --         1.17

             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        30.78         --         --        12.40
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (16.19)        --         --        16.49
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                               (10.99)     17.12       (10.99)        --         --        19.14

             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (7.94)     16.18         --        16.74

             WANGER
1IT            International Small Cap (9/99;5/95)          (32.97)      1.11       (32.97)     18.14         --        22.14
1SP            U.S. Small Cap (9/99;5/95)                   (14.74)     (1.51)      (14.74)     17.11                   18.03

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%       (6.29%)    11.51%        --%       12.87%
1WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       (16.35)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (27.98)      7.96         --         9.98

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC1            Blue Chip Advantage Fund (9/99;9/99)(b)      (11.38%)     0.21%      (11.38%)       --%        --%        0.21%
BD1            Bond Fund (9/99;10/81)                         4.36       4.59         4.36       3.80       7.24         9.35
CR1            Capital Resource Fund (9/99;10/81)           (18.30)     (3.73)      (18.30)     10.09      12.14        12.82
CM1            Cash Management Fund (9/99;10/81)              4.78       4.58         4.78       4.14       3.66         5.50
DE1            Diversified Equity Income Fund (9/99;9/99)    (1.78)      1.97        (1.78)        --         --         1.97
EM1            Emerging Markets Fund (5/00;5/00)                --     (27.07)(c)       --         --         --       (27.07)(d)
ES1            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI1            Extra Income Fund (9/99;5/96)                (10.23)     (7.02)      (10.23)        --         --         1.15
FI1            Federal Income Fund (9/99;9/99)                7.39       5.67         7.39         --         --         5.67
GB1            Global Bond Fund (9/99;5/96)                   2.22       1.84         2.22         --         --         2.86
GR1            Growth Fund (9/99;9/99)                      (20.11)     (3.28)      (20.11)        --         --        (3.28)
IE1            International Fund (9/99;1/92)               (25.69)     (3.26)      (25.69)      6.28         --         7.24
MF1            Managed Fund (9/99;4/86)                      (3.28)      5.09        (3.28)     11.57      11.81        10.70
ND1            New Dimensions Fund(R) (9/99;5/96)           (10.00)      6.99       (10.00)        --         --        16.60
SV1            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV1            S&P 500 Index Fund (5/00;5/00)                   --     (10.46)(c)       --         --         --       (10.46)(d)
SC1            Small Cap Advantage Fund (9/99;9/99)           3.13      12.54         3.13         --         --        12.54
ST1            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA1            Strategy Aggressive Fund (9/99;1/92)         (19.86)     17.44       (19.86)     12.10         --        11.23

             AIM V.I.
1AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (11.80)     14.33         --        16.23
1AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         8.17         --         --         9.36

             ALLIANCE VP
1AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
1AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --        12.41      18.30         --        14.06

             AMERICAN CENTURY VP
1AI            International, Class II (8/01;5/94)(f),(h)       --         --       (17.67)     13.95         --        11.07
1AV            Value, Class II (8/01;5/96)(f),(h)               --         --        16.97         --         --        11.46

             CALVERT VARIABLE SERIES, INC.
1SR            Social Balanced Portfolio (5/00;9/86)            --      (6.48)(c)    (4.20)     10.20      10.14         9.47

             EVERGREEN VA
1CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --        16.53         --         --        10.41

             FIDELITY VIP
1FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --        (4.77)        --         --        14.10
1FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        32.02         --         --        41.24
1FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (20.11)      9.24       8.14         7.31

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
1RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                30.29%     19.97%       30.29%      9.36%     12.37%        9.34%
1SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                23.78      16.72        23.78         --         --        (1.49)
1MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --        12.07         --         --        10.30

             GOLDMAN SACHS VIT
1UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (10.52)      0.19       (10.52)        --         --         8.10
1MC            Mid Cap Value Fund (9/99;5/98)                29.78      18.46        29.78         --         --         3.32

             INVESCO VIF
1ID            Dynamics Fund (8/01;8/97)(f)                     --         --        (4.52)        --         --        19.00
1FS            Financial Services Fund (8/01;9/99)(f)           --         --        23.59         --         --        27.76
1TC            Technology Fund (8/01;5/97)(f)                   --         --       (24.22)        --         --        32.44
1TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (26.94)        --         --        15.26

             JANUS ASPEN SERIES
1GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (32.69)(c)       --         --         --       (34.77)(d)
1IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (29.76)(c)   (16.99)     21.92         --        19.40

             LAZARD RETIREMENT SERIES
1IP            International Equity Portfolio (9/99;9/98)   (10.50)     (2.93)      (10.50)        --         --         8.29

             MFS(R)
1MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (15.27)(c)    (7.24)        --         --        16.55
1MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (10.39)(c)    (3.09)        --         --        21.72
1UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --         5.80      19.46         --        21.54

             PIONEER VCT
1PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --        13.36      15.98         --        17.56
1EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (18.75)        --         --         4.21

             PUTNAM VARIABLE TRUST
1HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        37.78         --         --        14.52
1PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (10.63)        --         --        17.44
1VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                (5.05)     22.25        (5.05)        --         --        20.02

             STRONG FUNDS
1SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (1.76)     16.73         --        16.74

             WANGER
1IT            International Small Cap (9/99;5/95)          (28.68)      6.37       (28.68)     18.65         --        22.42
1SP            U.S. Small Cap (9/99;5/95)                    (9.08)      3.60        (9.08)     17.64         --        18.36

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
1AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%        0.01%     12.15%        --%       13.02%
1WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       (10.81)(d)
1SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (23.31)      8.68         --        10.43

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider and the Ten-Year Surrender Charge Schedule For Periods Ending Dec.
31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99;9/99)(b)      -17.66%     -5.38%      -17.66%        --%        --%       -5.38%
BD2            Bond Fund (9/99;10/81)                        -3.15      -1.28        -3.15       2.63       7.20         9.42
CR2            Capital Resource Fund (9/99;10/81)           -24.03      -9.07       -24.03       9.20      12.15        12.90
CM2            Cash Management Fund (9/99;10/81)             -2.76      -1.29        -2.76       2.99       3.57         5.56
DE2            Diversified Equity Income Fund (9/99;9/99)    -8.80      -3.73        -8.80         --         --        -3.73
EM2            Emerging Markets Fund (5/00;5/00)                --     -32.16(c)        --         --         --       -32.16(d)
ES2            Equity Select Fund (5/01;5/01)(e)                --         --           --         --         --           --
EI2            Extra Income Fund (9/99;5/96)                -16.60     -12.16       -16.60         --         --        -0.23
FI2            Federal Income Fund (9/99;9/99)               -0.35      -0.26        -0.35         --         --        -0.26
GB2            Global Bond Fund (9/99;5/96)                  -5.12      -3.86        -5.12         --         --         1.54
GR2            Growth Fund (9/99;9/99)                      -25.71      -8.65       -25.71         --         --        -8.65
IE2            International Fund (9/99;1/92)               -30.85      -8.63       -30.85       5.23         --         7.11
MF2            Managed Fund (9/99;4/86)                     -10.19      -0.80       -10.19      10.73      11.82        10.77
ND2            New Dimensions Fund(R) (9/99;5/96)           -16.38       0.98       -16.38         --         --        15.82
SV2            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV2            S&P 500 Index Fund (5/00;5/00)                   --     -16.86(c)        --         --         --       -16.86(d)
SC2            Small Cap Advantage Fund (9/99;9/99)          -4.28       6.59        -4.28         --         --         6.59
ST2            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA2            Strategy Aggressive Fund (9/99;1/92)         -25.47      11.58       -25.47      11.28         --        11.16

             AIM V.I.
2AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f)                                   --         --       -18.05      13.58         --        16.12
2AD            Capital Development Fund, Series II
               (8/01;5/98)(f)                                   --         --         0.36         --         --         6.80

             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
2AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                                         4.49      17.67                   14.08

             AMERICAN CENTURY VP
2AV            International, Class II (9/99;5/94)(g)           --         --       -23.45      13.19         --        10.73
2AI            Value, Class II (9/99;5/96)(g)                   --         --         9.06         --         --        10.52

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00;9/86)            --     -16.31       -11.04       9.31      10.13         9.54

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f,h)                                 --         --         8.61         --         --         8.09

             FIDELITY VIP
2FG            III Growth & Income Portfolio (Service Class 2)
               (9/99;12/96)(i)                                  --         --       -11.57         --         --        12.99
2FM            III Mid Cap Portfolio (Service Class2)
               (9/99;12/98)(i)                                  --         --        24.14         --         --        38.54
2FO            Overseas Portfolio (Service Class 2)
               (9/99;1/87)(i)                                   --         --       -25.71       8.31       8.11         7.37

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider and the Ten-Year Surrender Charge Schedule For Periods Ending Dec.
31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
2RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(j)                                22.40%     14.16%       22.40%      8.44%     12.38%        9.41%
2SI            Franklin Value Securities Fund -
               Class 2 (9/99;5/98)(j)                        15.88      10.85        15.88         --         --        -4.16
2MS            Mutual Shares Securities Fund -
               Class 2 (8/01;11/96)(j)                          --         --         4.15         --         --         9.12

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(k)     -16.87      -5.40       -16.87         --         --         5.72
2MC            Mid Cap Value Fund (9/99;5/98)                21.89      12.62        21.89         --         --         0.49

             INVESCO VIF
2ID            Dynamics Fund (8/01;8/97)(f)                     --         --       -11.33         --         --        17.69
2FS            Financial Services Fund (8/01;9/99)(f)           --         --        15.68         --         --        21.99
2TC            Technology Fund (8/1;5/97)(f)                    --         --       -29.49         --         --        31.62
2TL            Telecommunications Fund (8/01;9/99)(f)           --         --       -32.00         --         --         9.29

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b,l)                                 --     -37.35(c)        --         --         --       -39.22(d)
2IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(l)                                   --     -37.00       -22.83      21.38         --        19.22

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99;9/98)   -16.84      -8.33       -16.84         --         --         5.22

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(m,n)                                 --     -24.11       -13.84         --         --        12.24
2MD            New Discovery Series - Service Class
               (5/00;5/98)(m)                                   --     -19.78       -10.01         --         --        19.62
2UT            Utilities Series - Service Class
               (8/01;1/95)(f,m)                                 --         --        -1.82      18.86         --        21.25

             PIONEER INVESTMENTS
2PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f,n)                 --         --         5.43      15.28         --        17.18
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f,n)                                --         --       -24.45         --         --         0.78

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f,o)                 --         --        29.90         --         --        12.18
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f,o)                 --         --       -16.97         --         --        16.43
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(o)                               -11.82      16.47       -11.82         --         --        19.10

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f,p)                                 --         --        -8.80      16.05         --        16.72

             WANGER
2IT            International Small Cap (9/99;5/95)          -33.60       0.40       -33.60      18.03         --        22.10
2SP            U.S. Small Cap (9/99;5/95)                   -15.53      -2.20       -15.53      16.99         --        17.96

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider and the Ten-Year Surrender Charge Schedule For Periods Ending Dec.
31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%       -7.15%     11.33%        --%       12.72%
2WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       -17.21(d)
2SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       -28.69       7.68         --         9.77

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Since Class L shares have no previous operating history, the performance shown is for Class I shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. These historical returns have not been adjusted to reflect the effect of Class L's 12b-1 fees. These fees are 0.25% for Class L shares. Class I shares do not pay 12b-1 fees.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider and the Seven-Year Surrender Charge Schedule For Periods Ending
Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99;9/99)(b)      -16.87%     -4.67%      -16.87%        --%        --%       -4.67%
BD2            Bond Fund (9/99;10/81)                        -2.20      -0.53        -2.20       2.99       7.30         9.42
CR2            Capital Resource Fund (9/99;10/81)           -23.32      -8.39       -23.32       9.48      12.22        12.90
CM2            Cash Management Fund (9/99;10/81)             -1.81      -0.54        -1.81       3.34       3.72         5.56
DE2            Diversified Equity Income Fund (9/99;9/99)    -7.92      -3.01        -7.92         --         --        -3.01
EM2            Emerging Markets Fund (5/00;5/00)                --     -31.53(c)        --         --         --       -31.53(d)
ES2            Equity Select Fund (5/01;5/01)(e)                --         --           --         --         --           --
EI2            Extra Income Fund (9/99;5/96)                -15.80     -11.51       -15.80         --         --         0.18
FI2            Federal Income Fund (9/99;9/99)                0.62       0.49         0.62         --         --         0.49
GB2            Global Bond Fund (9/99;5/96)                  -4.20      -3.13        -4.20         --         --         1.94
GR2            Growth Fund (9/99;9/99)                      -25.01      -7.97       -25.01         --         --        -7.97
IE2            International Fund (9/99;1/92)               -30.21      -7.95       -30.21       5.55         --         7.30
MF2            Managed Fund (9/99;4/86)                      -9.32      -0.05        -9.32      11.00      11.89        10.77
ND2            New Dimensions Fund(R) (9/99;5/96)           -15.58       1.75       -15.58         --         --        16.07
SV2            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV2            S&P 500 Index Fund (5/00;5/00)                   --     -16.07(c)        --         --         --       -16.07(d)
SC2            Small Cap Advantage Fund (9/99;9/99)          -3.34       7.35        -3.34       7.35
ST2            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA2            Strategy Aggressive Fund (9/99;1/92)         -24.77      12.33       -24.77      11.54         --        11.31

             AIM V.I.
2AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f)                                   --         --       -17.26      13.82         --        16.31
2AD            Capital Development Fund, Series II
               (8/01;5/98)(f)                                   --         --         1.35         --         --         7.13

             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
2AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --         5.49      17.87         --        14.14

             AMERICAN CENTURY VP
2AV            International, Class II (9/99;5/94)(g)           --         --       -22.73      13.43         --        10.98
2AI            Value, Class II (9/99;5/96)(g)                   --         --        10.06         --         --        10.81

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00;9/86)            --     -15.09       -10.18       9.59      10.21         9.54

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f,h)                                 --         --         9.61         --         --         8.39

             FIDELITY VIP
2FG            III Growth & Income Portfolio (Service Class 2)
               (9/99;12/96)(i)                                  --         --       -10.71         --         --        13.33
2FM            III Mid Cap Portfolio (Service Class2)
               (9/99;12/98)(i)                                  --         --        25.14         --         --        38.90
2FO            Overseas Portfolio (Service Class 2)
               (9/99;1/87)(i)                                   --         --       -25.01       8.64       8.21         7.37

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider and the Seven-Year Surrender Charge Schedule For Periods Ending
Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
2RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(j)                                23.40%     14.90%       23.40%      8.72%     12.45%        9.41%
2SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(j)                                16.88      11.60        16.88         --         --        -3.81
2MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(j)                                  --         --         5.15         --         --         9.48

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(k)     -16.07      -4.69       -16.07         --         --         6.03
2MC            Mid Cap Value Fund (9/99;5/98)                22.89      13.37        22.89         --         --         0.86

             INVESCO VIF
2ID            Dynamics Fund (8/01;8/97)(f)                     --         --       -10.48         --         --        17.89
2FS            Financial Services Fund (8/01;9/99)(f)           --         --        16.68         --         --        22.73
2TC            Technology Fund (8/1;5/97)(f)                    --         --       -28.83         --         --        31.75
2TL            Telecommunications Fund (8/01;9/99)(f)           --         --       -31.36         --         --        10.05

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b,l)                                 --     -36.77(c)        --         --         --       -38.67(d)
2IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(l)                                   --     -36.11       -22.10      21.56         --        19.38

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99;9/98)   -16.05      -7.64       -16.05         --         --         5.62

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(m,n)                                 --     -23.02       -13.02         --         --        12.80
2MD            New Discovery Series - Service Class
               (5/00;5/98)(m)                                   --     -18.62        -9.14         --         --        19.90
2UT            Utilities Series - Service Class
               (8/01;1/95)(f,m)                                 --         --        -0.86      19.06         --        21.38

             PIONEER INVESTMENTS
2PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f,n)                 --         --         6.43      15.51         --        17.33
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f,n)                                --         --       -23.74         --         --         1.23

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f,o)                 --         --        30.90         --         --        12.49
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f,o)                 --         --       -16.17         --         --        16.58
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(o)                               -10.97      17.21       -10.97         --         --        19.24

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f,p)                                 --         --        -7.92      16.27         --        16.82

             WANGER
2IT            International Small Cap (9/99;5/95)          -32.99       1.16       -32.99      18.23         --        22.24
2SP            U.S. Small Cap (9/99;5/95)                   -14.72      -1.46       -14.72      17.20         --        18.12

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of MAV Death
Benefit Rider and the Seven-Year Surrender Charge Schedule For Periods Ending
Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%       -6.25%     11.59%        --%       12.95%
2WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       -16.42(d)
2SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       -28.02       7.97         --        10.00

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Since Class L shares have no previous operating history, the performance shown is for Class I shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. These historical returns have not been adjusted to reflect the effect of Class L's 12b-1 fees. These fees are 0.25% for Class L shares. Class I shares do not pay 12b-1 fees.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Benefit Rider
For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99;9/99)(b)      -11.36%      0.27%      -11.36%        --%        --%        0.27%
BD2            Bond Fund (9/99;10/81)                         4.42       4.64         4.42       3.86       7.30         9.42
CR2            Capital Resource Fund (9/99;10/81)           -18.28      -3.68       -18.28      10.16      12.22        12.90
CM2            Cash Management Fund (9/99;10/81)              4.84       4.63         4.84       4.19       3.72         5.56
DE2            Diversified Equity Income Fund (9/99;9/99)    -1.73       2.02        -1.73         --         --         2.02
EM2            Emerging Markets Fund (5/00;5/00)                --     -27.12(c)        --         --         --       -27.12(d)
ES2            Equity Select Fund (5/01;5/01)(e)                --         --           --         --         --           --
EI2            Extra Income Fund (9/99;5/96)                -10.20      -6.99       -10.20         --         --         1.18
FI2            Federal Income Fund (9/99;9/99)                7.46       5.73         7.46         --         --         5.73
GB2            Global Bond Fund (9/99;5/96)                   2.27       1.89         2.27         --         --         2.92
GR2            Growth Fund (9/99;9/99)                      -20.10      -3.23       -20.10         --         --        -3.23
IE2            International Fund (9/99;1/92)               -25.70      -3.21       -25.70       6.34         --         7.30
MF2            Managed Fund (9/99;4/86)                      -3.24       5.15        -3.24      11.65      11.89        10.77
SV2            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
ND2            New Dimensions Fund(R) (9/99;5/96)            -9.97       7.06        -9.97         --         --        16.68
IV2            S&P 500 Index Fund (5/00;5/00)                   --     -10.49(c)        --         --         --       -10.49(d)
SC2            Small Cap Advantage Fund (9/99;9/99)           3.19      12.61         3.19         --         --        12.61
ST2            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA2            Strategy Aggressive Fund (9/99;1/92)         -19.85      17.52       -19.85      12.18         --        11.31

             AIM V.I.
2AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f)                                   --         --       -11.78      14.41         --        16.31
2AD            Capital Development Fund, Series II
               (8/01;5/98)(f)                                   --         --         8.23         --         --         9.43

             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
2AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --        12.49      18.38         --        14.14

             AMERICAN CENTURY VP
2AV            International, Class II (9/99;5/94)(g)           --         --       -17.65      14.03         --        11.14
2AI            Value, Class II (9/99;5/96)(g)                   --         --        17.06         --         --        11.54

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00;9/86)            --      -6.44        -4.16      10.27      10.21         9.54

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f,h)                                 --         --        16.61         --         --        10.48

             FIDELITY VIP
2FG            III Growth & Income Portfolio (Service Class 2)
               (9/99;12/96)(i)                                  --         --        -4.73         --         --        14.18
2FM            III Mid Cap Portfolio (Service Class2)
               (9/99;12/98)(i)                                  --         --        32.14         --         --        41.37
2FO            Overseas Portfolio (Service Class 2)
               (9/99;1/87)(i)                                   --         --       -20.10       9.35       8.24         7.37

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Benefit Rider
For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
2RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(j)                                30.40%    -20.36%       30.40%      9.43%     12.45%        9.41%
2SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(j)                                23.88      16.81        23.88         --         --        -1.44
2MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(j)                                  --         --        12.15         --         --        10.37

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(k)     -10.50       0.23       -10.50         --         --         8.16
2MC            Mid Cap Value Fund (9/99;5/98)                29.89      18.55        29.89         --         --         3.38

             INVESCO VIF
2ID            Dynamics Fund (8/01;8/97)(f)                     --         --        -4.48         --         --        19.08
2FS            Financial Services Fund (8/01;9/99)(f)           --         --        23.68         --         --        27.86
2TC            Technology Fund (8/1;5/97)(f)                    --         --       -24.21         --         --        32.55
2TL            Telecommunications Fund (8/01;9/99)(f)           --         --       -26.94         --         --        15.34

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b,l)                                 --     -32.76(c)        --         --         --       -34.79(d)
2IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(l)                                   --     -29.78       -16.98      22.01         --        19.49

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99;9/98)   -10.47      -2.89       -10.47         --         --         8.36

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(m,n)                                 --     -15.25        -7.21         --         --        16.64
2MD            New Discovery Series - Service Class
               (5/00;5/98)(m)                                   --     -10.36        -3.04         --         --        21.81
2UT            Utilities Series - Service Class
               (8/01;1/95)(f,m)                                 --         --         5.86      19.55         --        21.63

             PIONEER INVESTMENTS
2PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f,n)                 --         --        13.43      16.06         --        17.65
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f,n)                                --         --       -18.74         --         --         4.27

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f,o)                 --         --        37.90         --         --        14.60
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f,o)                 --         --       -10.60         --         --        17.52
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(o)                                -5.01      22.34        -5.01         --         --        20.12

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f,p)                                 --         --        -1.73      16.81         --        16.82

             WANGER
2IT            International Small Cap (9/99;5/95)          -28.69       6.44       -28.69      18.73         --        22.51
2SP            U.S. Small Cap (9/99;5/95)                    -9.05       3.66        -9.05      17.72         --        18.44

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Benefit Rider
For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%        0.06%     12.22%        --%       13.09%
2WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       -10.87(d)
2SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       -23.34       8.70         --        10.45

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Since Class L shares have no previous operating history, the performance shown is for Class I shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. These historical returns have not been adjusted to reflect the effect of Class L's 12b-1 fees. These fees are 0.25% for Class L shares. Class I shares do not pay 12b-1 fees.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15%. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage (Without
Purchase Payment Credits) With Surrender and Selection of a Ten-Year Surrender
Charge Schedule For Periods Ending Dec. 31, 2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99;9/99)(b)      (17.51%)    (5.23%)     (17.51%)       --%        --%       (5.23%)
BD2            Bond Fund (9/99;10/81)                        (3.00)     (1.13)       (3.00)      2.78       7.35         9.57
CR2            Capital Resource Fund (9/99;10/81)           (23.88)     (8.92)      (23.88)      9.35      12.30        13.05
CM2            Cash Management Fund (9/99;10/81)             (2.61)     (1.14)       (2.61)      3.14       3.72         5.71
DE2            Diversified Equity Income Fund (9/99;9/99)    (8.65)     (3.58)       (8.65)        --         --        (3.58)
EM2            Emerging Markets Fund (5/00;5/00)                --     (32.01)(c)       --         --         --       (32.01)(d)
ES2            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI2            Extra Income Fund (9/99;5/96)                (16.45)    (12.01)      (16.45)        --         --        (0.08)
FI2            Federal Income Fund (9/99;9/99)               (0.20)     (0.11)       (0.20)        --         --        (0.11)
GB2            Global Bond Fund (9/99;5/96)                  (4.97)     (3.71)       (4.97)        --         --         1.69
GR2            Growth Fund (9/99;9/99)                      (25.56)     (8.50)      (25.56)        --         --        (8.50)
IE2            International Fund (9/99;1/92)               (30.70)     (8.48)      (30.70)      5.38         --         7.26
MF2            Managed Fund (9/99;4/86)                     (10.04)     (0.65)      (10.40)     10.88      11.97        10.92
ND2            New Dimensions Fund(R) (9/99;5/96)           (16.23)      1.13       (16.23)        --         --        15.97
SV2            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV2            S&P 500 Index Fund (5/00;5/00)                   --     (16.71)(c)       --         --         --       (16.71)(d)
SC2            Small Cap Advantage Fund (9/99;9/99)          (4.13)      6.74        (4.13)        --         --         6.74
ST2            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA2            Strategy Aggressive Fund (9/99;1/92)         (25.32)     11.73       (25.32)     11.43         --        11.31

             AIM V.I.
2AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (17.90)     13.73         --        16.27
2AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         0.51         --         --         6.95

             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
2AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --         4.64      17.82         --        14.23

             AMERICAN CENTURY VP
2AI            International, Class II (8/01;5/94)(f),(h)       --         --       (23.30)     13.34         --        10.88
2AV            Value, Class II (8/01;5/96)(f),(h)               --         --         9.21         --         --        10.67

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00;9/86)            --     (16.16)(c)   (10.89)      9.46      10.28         9.69

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --         8.76         --         --         8.24

             FIDELITY VIP
2FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --       (11.42)        --         --        13.14
2FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        24.29         --         --        38.69
2FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (25.56)      8.46       8.26         7.52

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
2RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                22.55%     14.31%       22.55%      8.59%     12.53%        9.56%
2SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                16.03      11.00        16.03         --         --        (4.01)
2MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --         4.30         --         --         9.27

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (16.72)     (5.25)      (16.72)        --         --         5.87
2MC            Mid Cap Value Fund (9/99;5/98)                22.04      12.77        22.04         --         --         0.64

             INVESCO VIF
2ID            Dynamics Fund (8/01;8/97)(f)                     --         --       (11.18)        --         --        17.84
2FS            Financial Services Fund (8/01;9/99)(f)           --         --        15.83         --         --        22.14
2TC            Technology Fund (8/01;5/97)(f)                   --         --       (29.34)        --         --        31.77
2TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (31.85)        --         --         9.44

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (37.20)(c)       --         --         --       (39.07)(d)
2IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (36.85)(c)   (22.68)     21.53         --        19.37

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99;9/98)   (16.69)     (8.18)      (16.69)        --         --         5.37

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (23.96)(c)   (13.69)        --         --        12.39
2MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (19.63)(c)    (9.86)        --         --        19.77
2UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --        (1.67)     19.01         --        21.40

             PIONEER VCT
2PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --         5.58      15.43         --        17.33
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (24.30)        --         --         0.93

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        30.05         --         --        12.33
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (16.82)        --         --        16.58
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                               (11.67)     16.62       (11.67)        --         --        19.25

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (8.65)     16.20         --        16.87

             WANGER
2IT            International Small Cap (9/99;5/95)          (33.45)      0.55       (33.45)     18.18         --        22.25
2SP            U.S. Small Cap (9/99;5/95)                   (15.38)     (2.05)      (15.38)     17.14         --        18.11

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Ten-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%       (7.00%)    11.48%        --%       12.87%
2WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       (17.06)(d)
2SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (28.54)      7.83         --         9.92

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage (Without
Purchase Payment Credits) With Surrender and Selection of a Seven-Year Surrender
Charge Schedule For Periods Ending Dec. 31, 2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99;9/99)(b)      (16.72%)    (4.52%)     (16.72%)       --%        --%       (4.52%)
BD2            Bond Fund (9/99;10/81)                        (2.05)     (0.38)       (2.05)      3.14       7.45         9.57
CR2            Capital Resource Fund (9/99;10/81)           (23.17)     (8.24)      (23.17)      9.63      12.37        13.05
CM2            Cash Management Fund (9/99;10/81)             (1.66)     (0.39)       (1.66)      3.49       3.87         5.71
DE2            Diversified Equity Income Fund (9/99;9/99)    (7.77)     (2.86)       (7.77)        --         --        (2.86)
EM2            Emerging Markets Fund (5/00;5/00)                --     (31.38)(c)       --         --         --       (31.38)(d)
ES2            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI2            Extra Income Fund (9/99;5/96)                (15.65)    (11.36)      (15.65)        --         --         0.33
FI2            Federal Income Fund (9/99;9/99)                0.77       0.64         0.77         --         --         0.64
GB2            Global Bond Fund (9/99;5/96)                  (4.05)     (2.98)       (4.05)        --         --         2.09
GR2            Growth Fund (9/99;9/99)                      (24.86)     (7.82)      (24.86)         --         --       (7.82)
IE2            International Fund (9/99;1/92)               (30.06)     (7.80)      (30.06)      5.70         --         7.45
MF2            Managed Fund (9/99;4/86)                      (9.17)      0.10        (9.17)     11.15      12.04        10.92
ND2            New Dimensions Fund(R) (9/99;5/96)           (15.43)      1.90       (15.43)        --         --        16.22
SV2            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV2            S&P 500 Index Fund (5/00;5/00)                   --     (15.92)(c)       --         --         --       (15.92)(d)
SC2            Small Cap Advantage Fund (9/99;9/99)          (3.19)      7.50        (3.19)        --         --         7.50
ST2            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA2            Strategy Aggressive Fund (9/99;1/92)         (24.62)     12.48       (24.62)     11.69         --        11.46

             AIM V.I.
2AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (17.11)     13.97         --        16.46
2AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         1.50         --         --         7.28

             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
2AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --         5.64      18.02         --        14.29

             AMERICAN CENTURY VP
2AI            International, Class II (8/01;5/94)(f),(h)       --         --       (22.58)     13.58         --        11.13
2AV            Value, Class II (8/01;5/96)(f),(h)               --         --        10.21         --         --        10.96

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00;9/86)            --     (14.94)(c)   (10.03)      9.74      10.36         9.69

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --         9.76         --         --         8.54

             FIDELITY VIP
2FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --       (10.56)        --         --        13.48
2FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        25.29         --         --        39.05

2FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (24.86)      8.79       8.36         7.52


RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
2RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                23.55%     15.05%       23.55%      8.87%     12.60%        9.56%
2SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                17.03      11.75        17.03         --         --        (3.66)
2MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --         5.30         --         --         9.63

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (15.92)     (4.54)      (15.92)        --         --         6.18
2MC            Mid Cap Value Fund (9/99;5/98)                23.04      13.52        23.04         --         --         1.01

             INVESCO VIF
2ID            Dynamics Fund (8/01;8/97)(f)                     --         --       (10.33)        --         --        18.04
2FS            Financial Services Fund (8/01;9/99)(f)           --         --        16.83         --         --        22.88
2TC            Technology Fund (8/01;5/97)(f)                   --         --       (28.68)        --         --        31.90
2TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (31.21)        --         --        10.20

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (36.62)(c)       --         --         --       (38.52)(d)
2IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (35.96)(c)   (21.95)     21.71         --        19.53

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99;9/98)   (15.90)     (7.49)      (15.90)        --         --         5.77

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (22.87)(c)   (12.87)        --         --        12.95
2MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (18.47)(c)    (8.99)        --         --        20.05
2UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --        (0.71)     19.21         --        21.53

             PIONEER VCT
2PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --         6.58      15.66         --        17.48
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (23.59)        --         --         1.38

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        31.05         --         --        12.64
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (16.02)        --         --        16.73
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                               (10.82)     17.36       (10.82)        --         --        19.39

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (7.77)     16.42         --        16.97

             WANGER
2IT            International Small Cap (9/99;5/95)          (32.84)      1.31       (32.84)     18.38         --        22.39
2SP            U.S. Small Cap (9/99;5/95)                   (14.57)     (1.31)      (14.57)     17.35         --        18.27

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Advantage
(Without Purchase Payment Credits) With Surrender and Selection of a Seven-Year
Surrender Charge Schedule For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01;4/94)(f)             --%        --%       (6.10%)    11.74%        --%       13.10%
2WI            International Equity Fund (5/01;7/00)(f)         --         --           --         --         --       (16.27)(d)
2SG            Small Cap Growth Fund (5/01;5/95)(f)             --         --       (27.87)      8.12         --        10.15

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Qualified  Annuities  Under  RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC2            Blue Chip Advantage Fund (9/99;9/99)(b)      (11.21%)     0.42%      (11.21%)       --%        --%        0.42%
BD2            Bond Fund (9/99;10/81)                         4.57       4.79         4.57       4.01       7.45         9.57
CR2            Capital Resource Fund (9/99;10/81)           (18.13)     (3.53)      (18.13)     10.31      12.37        13.05
CM2            Cash Management Fund (9/99;10/81)              4.99       4.78         4.99       4.34       3.87         5.71
DE2            Diversified Equity Income Fund (9/99;9/99)    (1.58)      2.17        (1.58)        --         --         2.17
EM2            Emerging Markets Fund (5/00;5/00)                --     (26.97)(c)       --         --         --       (26.97)(d)
ES2            Equity Select Fund (5/01;4/01)(e)                --         --           --         --         --           --
EI2            Extra Income Fund (9/99;5/96)                (10.05)     (6.84)      (10.05)        --         --         1.33
FI2            Federal Income Fund (9/99;9/99)                7.61       5.88         7.61         --         --         5.88
GB2            Global Bond Fund (9/99;5/96)                   2.42       2.04         2.42         --         --         3.07
GR2            Growth Fund (9/99;9/99)                      (19.95)     (3.08)      (19.95)        --         --        (3.08)
IE2            International Fund (9/99;1/92)               (25.55)     (3.06)      (25.55)      6.49         --         7.45
MF2            Managed Fund (9/99;4/86)                      (3.09)      5.30        (3.09)     11.80      12.04        10.92
ND2            New Dimensions Fund(R) (9/99;5/96)            (9.82)      7.21        (9.82)        --         --        16.83
SV2            Partners Small Cap Value Fund (8/01;8/01)(e)     --         --           --         --         --           --
IV2            S&P 500 Index Fund (5/00;5/00)                   --     (10.34)(c)       --         --         --       (10.34)(d)
SC2            Small Cap Advantage Fund (9/99;9/99)           3.34      12.76         3.34         --         --        12.76
ST2            Stock Fund (8/01;8/01)(e)                        --         --           --         --         --           --
SA2            Strategy Aggressive Fund (9/99;1/92)         (19.70)     17.67       (19.70)     12.33         --        11.46

             AIM V.I.
2AC            Capital Appreciation Fund, Series II
               (8/01;5/93)(f),(g)                               --         --       (11.63)     14.56         --        16.46
2AD            Capital Development Fund, Series II
               (8/01;5/98)(f),(g)                               --         --         8.38         --         --         9.58

             ALLIANCE VP
2AB            AllianceBernstein International Value Portfolio
               (Class B) (8/01;5/01)(e)                         --         --           --         --         --           --
2AL            Growth & Income Portfolio (Class B)
               (8/01;1/91)(f)                                   --         --        12.64      18.53         --        14.29

             AMERICAN CENTURY VP
2AI            International, Class II (8/01;5/94)(f),(h)       --         --       (17.50)     14.18         --        11.29
2AV            Value, Class II (8/01;5/96)(f),(h)               --         --        17.21         --         --        11.69

             CALVERT VARIABLE SERIES, INC.
2SR            Social Balanced Portfolio (5/00;9/86)            --      (6.29)(c)    (4.01)     10.42      10.36         9.69

             EVERGREEN VA
2CG            Capital Growth Fund, Class L Shares
               (8/01;3/98)(f),(i)                               --         --        16.76         --         --        10.63

             FIDELITY VIP
2FG            III Growth & Income Portfolio (Service Class 2)
               (8/01;12/96)(f),(j)                              --         --        (4.58)        --         --        14.33
2FM            III Mid Cap Portfolio (Service Class 2)
               (8/01;12/98)(f),(j)                              --         --        32.29         --         --        41.52
2FO            Overseas Portfolio (Service Class 2)
               (8/01;1/87)(f),(j)                               --         --       (19.95)      9.50       8.39         7.52

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Qualified  Annuities  Under  RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                  1 year  commencement    1 year      5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
2RE            Franklin Real Estate Fund - Class 2
               (9/99;1/89)(k)                                30.55%     20.21%       30.55%      9.58%     12.60%        9.56%
2SI            Franklin Value Securities Fund - Class 2
               (9/99;5/98)(k)                                24.03      16.96        24.03         --         --       (1.29)
2MS            Mutual Shares Securities Fund - Class 2
               (8/01;11/96)(f),(k)                              --         --        12.30         --         --        10.52

             GOLDMAN SACHS VIT
2UE            CORE(SM) U.S. Equity Fund (9/99;2/98)(l)     (10.35)      0.38       (10.35)        --         --         8.31
2MC            Mid Cap Value Fund (9/99;5/98)                30.04      18.70        30.04         --         --         3.53

             INVESCO VIF
2ID            Dynamics Fund (8/01;8/97)(f)                     --         --        (4.33)        --         --        19.23
2FS            Financial Services Fund (8/01;9/99)(f)           --         --        23.83         --         --        28.01
2TC            Technology Fund (8/01;5/97)(f)                   --         --       (24.06)        --         --        32.70
2TL            Telecommunications Fund (8/01;9/99)(f)           --         --       (26.79)        --         --        15.49

             JANUS ASPEN SERIES
2GT            Global Technology Portfolio: Service Shares
               (5/00;1/00)(b),(m)                               --     (32.61)(c)       --         --         --       (34.64)(d)
2IG            International Growth Portfolio: Service Shares
               (5/00;5/94)(m)                                   --     (29.63)(c)   (16.83)     22.16         --        19.64

             LAZARD RETIREMENT SERIES
2IP            International Equity Portfolio (9/99;9/98)   (10.32)     (2.74)      (10.32)        --         --         8.51

             MFS(R)
2MG            Investors Growth Stock Series - Service Class
               (5/00;5/99)(n),(o)                               --     (15.10)(c)    (7.06)        --         --        16.79
2MD            New Discovery Series - Service Class
               (5/00;5/98)(n)                                   --     (10.21)(c)    (2.89)        --         --        21.96
2UT            Utilities Series - Service Class
               (8/01;1/95)(f),(n)                               --         --         6.01      19.70         --        21.78

             PIONEER VCT
2PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (8/01;3/95)(f),(p)               --         --        13.58      16.21         --        17.80
2EU            Pioneer Europe VCT Portfolio - Class II Shares
               (8/01;10/98)(f),(q)                              --         --       (18.59)        --         --         4.42

             PUTNAM VARIABLE TRUST
2HS            Putnam VT Health Sciences Fund -
               Class IB Shares (8/01;4/98)(f),(r)               --         --        38.05         --         --        14.75
2PI            Putnam VT International Growth Fund -
               Class IB Shares (8/01;1/97)(f),(s)               --         --       (10.45)        --         --        17.67
2VS            Putnam VT Vista Fund - Class IB Shares
               (9/99;1/97)(s)                                (4.86)     22.49        (4.86)        --         --        20.27

             STRONG FUNDS
2SO            Strong Opportunity Fund II - Advisor Class
               (8/01;5/92)(f),(t)                               --         --        (1.58)     16.96         --        16.97

             WANGER
2IT            International Small Cap (9/99;5/95)          (28.54)      6.59       (28.54)     18.88         --        22.66
2SP            U.S. Small Cap (9/99;5/95)                    (8.90)      3.81        (8.90)     17.87         --        18.59

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Qualified  Annuities  Under  RAVA  Advantage
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000 (continued)


                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
2AA            Asset Allocation Fund (5/01;4/94)(f)          --%        --%          0.21%     12.37%        --%       13.24%
2WI            International Equity Fund (5/01;7/00)(f)      --         --             --         --         --       (10.72)(d)
2SG            Small Cap Growth Fund (5/01;5/95)(f)          --         --         (23.19)      8.85         --        10.60

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without  Purchase  Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (--,--;9/99)(b)
BD4            Bond Fund (--,--;10/81)
CR4            Capital Resource Fund (--,--;10/81)
CM4            Cash Management Fund (--,--;10/81)
DE4            Diversified Equity Income Fund (--,--;9/99)
EM4            Emerging Markets Fund (--,--;5/00)
ES4            Equity Select Fund (--,--;4/01)(e)
EI4            Extra Income Fund (--,--;5/96)
FI4            Federal Income Fund (--,--;9/99)
GB4            Global Bond Fund (--,--;5/96)
GR4            Growth Fund (--,--;9/99)
IE4            International Fund (--,--;1/92)
MF4            Managed Fund (--,--;4/86)
ND4            New Dimensions Fund(R) (--,--;5/96)
SV4            Partners Small Cap Value Fund (--,--;8/01)(e)
IV4            S&P 500 Index Fund (--,--;5/00)
SC4            Small Cap Advantage Fund (--,--;9/99)
ST4            Stock Fund (--,--;8/01)(e)
SA4            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
4AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
4AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
4AB            AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
4AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
4AI            International, Class II (--,--;5/94)(f),(h)
4AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
4CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
4FG            III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
4FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
4FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
4RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
4SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
4MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
4MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
4ID            Dynamics Fund (--,--;8/97)(f)
4FS            Financial Services Fund (--,--;9/99)(f)
4TC            Technology Fund (--,--;5/97)(f)
4TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
4IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
4MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
4MD            New Discovery Series - Service Class (--,--;5/98)(n)
4UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
4PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
4EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
4PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
4VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
4IT            International Small Cap (--,--;5/95)
4SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) With Surrender and Selection of MAV and EEP
Death Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
4AA            Asset Allocation Fund (--,--;4/94)(f)
4WI            International Equity Fund (--,--;7/00)(f)
4SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without  Purchase Payment  Credits) Without  Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (--,--;9/99)(b)
BD4            Bond Fund (--,--;10/81)
CR4            Capital Resource Fund (--,--;10/81)
CM4            Cash Management Fund (--,--;10/81)
DE4            Diversified Equity Income Fund (--,--;9/99)
EM4            Emerging Markets Fund (--,--;5/00)
ES4            Equity Select Fund (--,--;4/01)(e)
EI4            Extra Income Fund (--,--;5/96)
FI4            Federal Income Fund (--,--;9/99)
GB4            Global Bond Fund (--,--;5/96)
GR4            Growth Fund (--,--;9/99)
IE4            International Fund (--,--;1/92)
MF4            Managed Fund (--,--;4/86)
ND4            New Dimensions Fund(R) (--,--;5/96)
SV4            Partners Small Cap Value Fund (--,--;8/01)(e)
IV4            S&P 500 Index Fund (--,--;5/00)
SC4            Small Cap Advantage Fund (--,--;9/99)
ST4            Stock Fund (--,--;8/01)(e)
SA4            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
4AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
4AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
4AB            AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
4AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
4AI            International, Class II (--,--;5/94)(f),(h)
4AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
4CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
4FG            III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
4FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
4FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
4RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
4SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
4MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
4MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
4ID            Dynamics Fund (--,--;8/97)(f)
4FS            Financial Services Fund (--,--;9/99)(f)
4TC            Technology Fund (--,--;5/97)(f)
4TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
4IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
4MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
4MD            New Discovery Series - Service Class (--,--;5/98)(n)
4UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
4PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
4EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
4PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
4VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
4IT            International Small Cap (--,--;5/95)
4SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Nonqualified Annuities Under RAVA Select
(Without Purchase Payment Credits) Without Surrender and Selection of MAV and
EEP Death Benefit Riders For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
4AA            Asset Allocation Fund (--,--;4/94)(f)
4WI            International Equity Fund (--,--;7/00)(f)
4SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee, and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (--,--;9/99)(b)
BD4            Bond Fund (--,--;10/81)
CR4            Capital Resource Fund (--,--;10/81)
CM4            Cash Management Fund (--,--;10/81)
DE4            Diversified Equity Income Fund (--,--;9/99)
EM4            Emerging Markets Fund (--,--;5/00)
ES4            Equity Select Fund (--,--;4/01)(e)
EI4            Extra Income Fund (--,--;5/96)
FI4            Federal Income Fund (--,--;9/99)
GB4            Global Bond Fund (--,--;5/96)
GR4            Growth Fund (--,--;9/99)
IE4            International Fund (--,--;1/92)
MF4            Managed Fund (--,--;4/86)
ND4            New Dimensions Fund(R) (--,--;5/96)
SV4            Partners Small Cap Value Fund (--,--;8/01)(e)
IV4            S&P 500 Index Fund (--,--;5/00)
SC4            Small Cap Advantage Fund (--,--;9/99)
ST4            Stock Fund (--,--;8/01)(e)
SA4            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
4AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
4AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
4AB            AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
4AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
4AI            International, Class II (--,--;5/94)(f),(h)
4AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
4CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
4FG            III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
4FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
4FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
4RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
4SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
4MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
4MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
4ID            Dynamics Fund (--,--;8/97)(f)
4FS            Financial Services Fund (--,--;9/99)(f)
4TC            Technology Fund (--,--;5/97)(f)
4TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
4IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
4MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
4MD            New Discovery Series - Service Class (--,--;5/98)(n)
4UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
4PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
4EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
4PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
4VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
4IT            International Small Cap (--,--;5/95)
4SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without  Purchase  Payment  Credits) With Surrender For Periods Ending Dec. 31,
2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
4AA            Asset Allocation Fund (--,--;4/94)(f)
4WI            International Equity Fund (--,--;7/00)(f)
4SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.95% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC4            Blue Chip Advantage Fund (--,--;9/99)(b)
BD4            Bond Fund (--,--;10/81)
CR4            Capital Resource Fund (--,--;10/81)
CM4            Cash Management Fund (--,--;10/81)
DE4            Diversified Equity Income Fund (--,--;9/99)
EM4            Emerging Markets Fund (--,--;5/00)
ES4            Equity Select Fund (--,--;4/01)(e)
EI4            Extra Income Fund (--,--;5/96)
FI4            Federal Income Fund (--,--;9/99)
GB4            Global Bond Fund (--,--;5/96)
GR4            Growth Fund (--,--;9/99)
IE4            International Fund (--,--;1/92)
MF4            Managed Fund (--,--;4/86)
ND4            New Dimensions Fund(R) (--,--;5/96)
SV4            Partners Small Cap Value Fund (--,--;8/01)(e)
IV4            S&P 500 Index Fund (--,--;5/00)
SC4            Small Cap Advantage Fund (--,--;9/99)
ST4            Stock Fund (--,--;8/01)(e)
SA4            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
4AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
4AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
4AB          AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
4AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
4AI            International, Class II (--,--;5/94)(f),(h)
4AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
4SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
4CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
4FG          III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
4FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
4FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
4RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
4SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
4MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
4UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
4MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
4ID            Dynamics Fund (--,--;8/97)(f)
4FS            Financial Services Fund (--,--;9/99)(f)
4TC            Technology Fund (--,--;5/97)(f)
4TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
4GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
4IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
4IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
4MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
4MD            New Discovery Series - Service Class (--,--;5/98)(n)
4UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
4PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
4EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

             PUTNAM VARIABLE TRUST
4HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
4PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
4VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
4SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
4IT            International Small Cap (--,--;5/95)
4SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average  Annual  Total  Return For  Nonqualified  Annuities  Under  RAVA  Select
(Without Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31,
2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
4AA            Asset Allocation Fund (--,--;4/94)(f)
4WI            International Equity Fund (--,--;7/00)(f)
4SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.95% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified  Annuities  Under RAVA Select (Without
Purchase  Payment  Credits)  With  Surrender  and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (--,--;9/99)(b)
BD5            Bond Fund (--,--;10/81)
CR5            Capital Resource Fund (--,--;10/81)
CM5            Cash Management Fund (--,--;10/81)
DE5            Diversified Equity Income Fund (--,--;9/99)
EM5            Emerging Markets Fund (--,--;5/00)
ES5            Equity Select Fund (--,--;4/01)(e)
EI5            Extra Income Fund (--,--;5/96)
FI5            Federal Income Fund (--,--;9/99)
GB5            Global Bond Fund (--,--;5/96)
GR5            Growth Fund (--,--;9/99)
IE5            International Fund (--,--;1/92)
MF5            Managed Fund (--,--;4/86)
ND5            New Dimensions Fund(R) (--,--;5/96)
SV5            Partners Small Cap Value Fund (--,--;8/01)(e)
IV5            S&P 500 Index Fund (--,--;5/00)
SC5            Small Cap Advantage Fund (--,--;9/99)
ST5            Stock Fund (--,--;8/01)(e)
SA5            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
5AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
5AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
5AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
5AI            International, Class II (--,--;5/94)(f),(h)
5AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
5CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
5FG            III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
5FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
5FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified  Annuities  Under RAVA Select (Without
Purchase  Payment  Credits)  With  Surrender  and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
5RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
5SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
5MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
5MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
5ID            Dynamics Fund (--,--;8/97)(f)
5FS            Financial Services Fund (--,--;9/99)(f)
5TC            Technology Fund (--,--;5/97)(f)
5TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
5IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
5MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
5MD            New Discovery Series - Service Class (--,--;5/98)(n)
5UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
5PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
5EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
5PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
5VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
5IT            International Small Cap (--,--;5/95)
5SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified  Annuities  Under RAVA Select (Without
Purchase  Payment  Credits)  With  Surrender  and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
5AA            Asset Allocation Fund (--,--;4/94)(f)
5WI            International Equity Fund (--,--;7/00)(f)
5SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, 0.40% EEP fee, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (--,--;9/99)(b)
BD5            Bond Fund (--,--;10/81)
CR5            Capital Resource Fund (--,--;10/81)
CM5            Cash Management Fund (--,--;10/81)
DE5            Diversified Equity Income Fund (--,--;9/99)
EM5            Emerging Markets Fund (--,--;5/00)
ES5            Equity Select Fund (--,--;4/01)(e)
EI5            Extra Income Fund (--,--;5/96)
FI5            Federal Income Fund (--,--;9/99)
GB5            Global Bond Fund (--,--;5/96)
GR5            Growth Fund (--,--;9/99)
IE5            International Fund (--,--;1/92)
MF5            Managed Fund (--,--;4/86)
ND5            New Dimensions Fund(R) (--,--;5/96)
SV5            Partners Small Cap Value Fund (--,--;8/01)(e)
IV5            S&P 500 Index Fund (--,--;5/00)
SC5            Small Cap Advantage Fund (--,--;9/99)
ST5            Stock Fund (--,--;8/01)(e)
SA5            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
5AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
5AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
5AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
5AI            International, Class II (--,--;5/94)(f),(h)
5AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
5CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
5FG            III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
5FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
5FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
5RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
5SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
5MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
5MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
5ID            Dynamics Fund (--,--;8/97)(f)
5FS            Financial Services Fund (--,--;9/99)(f)
5TC            Technology Fund (--,--;5/97)(f)
5TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
5IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
5MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
5MD            New Discovery Series - Service Class (--,--;5/98)(n)
5UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
5PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
5EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
5PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
5VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
5IT            International Small Cap (--,--;5/95)
5SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender and Selection of MAV Death Benefit
Rider For Periods Ending Dec. 31, 2000 (continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
5AA            Asset Allocation Fund (--,--;4/94)(f)
5WI            International Equity Fund (--,--;7/00)(f)
5SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.15% MAV fee, a 0.40% EEP fee and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.

(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (--,--;9/99)(b)
BD5            Bond Fund (--,--;10/81)
CR5            Capital Resource Fund (--,--;10/81)
CM5            Cash Management Fund (--,--;10/81)
DE5            Diversified Equity Income Fund (--,--;9/99)
EM5            Emerging Markets Fund (--,--;5/00)
ES5            Equity Select Fund (--,--;4/01)(e)
EI5            Extra Income Fund (--,--;5/96)
FI5            Federal Income Fund (--,--;9/99)
GB5            Global Bond Fund (--,--;5/96)
GR5            Growth Fund (--,--;9/99)
IE5            International Fund (--,--;1/92)
MF5            Managed Fund (--,--;4/86)
ND5            New Dimensions Fund(R) (--,--;5/96)
SV5            Partners Small Cap Value Fund (--,--;8/01)(e)
IV5            S&P 500 Index Fund (--,--;5/00)
SC5            Small Cap Advantage Fund (--,--;9/99)
ST5            Stock Fund (--,--;8/01)(e)
SA5            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
5AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
5AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
5AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
5AI            International, Class II (--,--;5/94)(f),(h)
5AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
5CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
5FG            III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
5FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
5FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2000
(continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
5RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
5SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
5MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
5MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
5ID            Dynamics Fund (--,--;8/97)(f)
5FS            Financial Services Fund (--,--;9/99)(f)
5TC            Technology Fund (--,--;5/97)(f)
5TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
5IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
5MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
5MD            New Discovery Series - Service Class (--,--;5/98)(n)
5UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
5PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
5EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

             PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
5PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
5VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
5IT            International Small Cap (--,--;5/95)
5SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) With Surrender For Periods Ending Dec. 31, 2000
(continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
5AA            Asset Allocation Fund (--,--;4/94)(f)
5WI            International Equity Fund (--,--;7/00)(f)
5SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 0.75% mortality and expense risk fee, and applicable surrender charges. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             AXP(R) VARIABLE PORTFOLIO -
BC5            Blue Chip Advantage Fund (--,--;9/99)(b)
BD5            Bond Fund (--,--;10/81)
CR5            Capital Resource Fund (--,--;10/81)
CM5            Cash Management Fund (--,--;10/81)
DE5            Diversified Equity Income Fund (--,--;9/99)
EM5            Emerging Markets Fund (--,--;5/00)
ES5            Equity Select Fund (--,--;4/01)(e)
EI5            Extra Income Fund (--,--;5/96)
FI5            Federal Income Fund (--,--;9/99)
GB5            Global Bond Fund (--,--;5/96)
GR5            Growth Fund (--,--;9/99)
IE5            International Fund (--,--;1/92)
MF5            Managed Fund (--,--;4/86)
ND5            New Dimensions Fund(R) (--,--;5/96)
SV5            Partners Small Cap Value Fund (--,--;8/01)(e)
IV5            S&P 500 Index Fund (--,--;5/00)
SC5            Small Cap Advantage Fund (--,--;9/99)
ST5            Stock Fund (--,--;8/01)(e)
SA5            Strategy Aggressive Fund (--,--;1/92)

             AIM V.I.
5AC            Capital Appreciation Fund, Series II (--,--;5/93)(f),(g)
5AD            Capital Development Fund, Series II (--,--;5/98)(f),(g)

             ALLIANCE VP
5AB            AllianceBernstein International Value Portfolio
               (Class B) (--,--;5/01)(e)
5AL            Growth & Income Portfolio (Class B) (--,--;1/91)(f)

             AMERICAN CENTURY VP
5AI            International, Class II (--,--;5/94)(f),(h)
5AV            Value, Class II (--,--;5/96)(f),(h)

             CALVERT VARIABLE SERIES, INC.
5SR            Social Balanced Portfolio (--,--;9/86)

             EVERGREEN VA
5CG            Capital Growth Fund, Class L Shares (--,--;3/98)(f),(i)

             FIDELITY VIP
5FG            III Growth & Income Portfolio (Service Class 2)
               (--,--;12/96)(f),(j)
5FM            III Mid Cap Portfolio (Service Class 2)
               (--,--;12/98)(f),(j)
5FO            Overseas Portfolio (Service Class 2) (--,--;1/87)(f),(j)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000
(continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             FRANKLIN TEMPLETON VIP TRUST
5RE            Franklin Real Estate Fund - Class 2 (--,--;1/89)(k)
5SI            Franklin Value Securities Fund - Class 2
               (--,--;5/98)(k)
5MS            Mutual Shares Securities Fund - Class 2
               (--,--;11/96)(f),(k)

             GOLDMAN SACHS VIT
5UE            CORE(SM) U.S. Equity Fund (--,--;2/98)(l)
5MC            Mid Cap Value Fund (--,--;5/98)

             INVESCO VIF
5ID            Dynamics Fund (--,--;8/97)(f)
5FS            Financial Services Fund (--,--;9/99)(f)
5TC            Technology Fund (--,--;5/97)(f)
5TL            Telecommunications Fund (--,--;9/99)(f)

             JANUS ASPEN SERIES
5GT            Global Technology Portfolio: Service Shares
               (--,--;1/00)(b),(m)
5IG            International Growth Portfolio: Service Shares
               (--,--;5/94)(m)

             LAZARD RETIREMENT SERIES
5IP            International Equity Portfolio (--,--;9/98)

             MFS(R)
5MG            Investors Growth Stock Series - Service Class
               (--,--;5/99)(n),(o)
5MD            New Discovery Series - Service Class (--,--;5/98)(n)
5UT            Utilities Series - Service Class (--,--;1/95)(f),(n)

             PIONEER VCT
5PE            Pioneer Equity-Income VCT Portfolio -
               Class II Shares (--,--;3/95)(f),(p)
5EU            Pioneer Europe VCT Portfolio - Class II Shares
               (--,--;10/98)(f),(q)

               PUTNAM VARIABLE TRUST
5HS            Putnam VT Health Sciences Fund -
               Class IB Shares (--,--;4/98)(f),(r)
5PI            Putnam VT International Growth Fund -
               Class IB Shares (--,--;1/97)(f),(s)
5VS            Putnam VT Vista Fund - Class IB Shares
               (--,--;1/97)(s)

             STRONG FUNDS
5SO            Strong Opportunity Fund II - Advisor Class
               (--,--;5/92)(f),(t)

             WANGER
5IT            International Small Cap (--,--;5/95)
5SP            U.S. Small Cap (--,--;5/95)

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------

Average Annual Total Return For Qualified Annuities Under RAVA Select (Without
Purchase Payment Credits) Without Surrender For Periods Ending Dec. 31, 2000
(continued)

                                                             Performance since
                                                           commencement of the                  Performance since
                                                                subaccount                 commencement of the fund(a)
                                                                       Since                                           Since
Subaccount   Investing In:                                 1 year  commencement    1 year       5 years  10 years  commencement

             WELLS FARGO VT
5AA            Asset Allocation Fund (--,--;4/94)(f)
5WI            International Equity Fund (--,--;7/00)(f)
5SG            Small Cap Growth Fund (--,--;5/95)(f)

(a) Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.75% mortality and expense risk fee. Premium taxes are not reflected in these total returns.
(b)  (Commencement date of the subaccount; Commencement date of the fund)
(c) Cumulative return (not annualized) since commencement date of the subaccount.
(d)  Cumulative return (not annualized) since commencement date of the fund.
(e)  Fund had not commenced operations as of Dec. 31, 2000.
(f)  Subaccount had not commenced operations as of Dec. 31, 2000.
(g) The historical performance information relates to that of the Fund Series I shares and not of the Series II shares, which were first offered July 16, 2001. Additional information relating to the Series II shares can be found in the Fund prospectus or Statement of Additional Information.
(h) If Class II had existed during the periods presented, its performance would have been substantially similar to that of the existing class of the fund because each represents an investment in the same portfolio of securities. However, performance of Class II would have been lower because of its higher expense ratio.
(i) Historical performance shown for Class L shares prior to its inception is based on the performance of Class I shares, the original class offered. These historical returns for Class L shares have been adjusted to reflect the effect of the 0.25% 12b-1 fees for Class L shares. Class I shares do not pay 12b-1 fees. If these fees had not been reflected, returns would have been higher.
(j) The returns shown above are for Initial Class of the fund, which is not available through this prospectus. Service Class 2 would have substantially similar annual returns to Initial Class because the classes are invested in the same portfolio of securities. Service Class 2's returns will be lower than Initial Class's returns to the extent that Service Class 2 has higher expenses.
(k) Ongoing stock market volatility can dramatically change the fund's short term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(l)  CORE(SM) is a service mark of Goldman, Sachs & Co.
(m) The returns shown for the Service Shares of these Portfolios reflect the historical performance of a different class of shares (the Institutional Shares) prior to Dec. 31, 1999, restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations).
(n) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.
(o)  Previously MFS(R) Growth Series.
(p) Performance of the portfolio's Class I shares are from inception date of September 14, 1999. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(q) Performance of the portfolio's Class I shares are from inception date of October 30,1998. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expense. Class II shares are subject to a .25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.
(r) The Trustees of the Putnam Variable Trust currently limit 12b-1 fee payments on Class IB shares to 0.25% of average net assets.
(s) Performance information for Class IB shares for periods prior to April 30, 1998 for Putnam VT International Growth Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.15. Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.
(t) Performance results for Advisor Class shares, which were first offered on July 12, 2001, are based on historical performance of the fund's Investor Class shares from the inception of the fund through July, 11, 2001, recalculated to reflect the higher annual expense ratio applicable to the Advisor Class shares.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


CUMULATIVE TOTAL RETURN
Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                    ---------

                                        P

where:         P = a hypothetical initial payment of $1,000
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

CALCULATION OF YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
(b)  less a pro rata share of the subaccount expenses accrued over the period;
(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:

o  the effect of any applicable surrender charge, or
o  any realized or unrealized gains or losses.

Annualized Compound Yield:
We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(to the power of 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


Annualized Yields for RAVA Advantage Based on the Seven-Day Period Ending Dec.
31, 2000


Subaccount      Investing In:                                                      Simple Yield         Compound Yield
CM1             AXP(R) Variable Portfolio - Cash Management Fund                       4.96%                 5.08%
CM2             AXP(R) Variable Portfolio - Cash Management Fund                       5.16                  5.29

ANNUALIZED YIELD FOR SUBACCOUNTS INVESTING IN INCOME FUNDS
For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(to the power of 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per accumulation unit on the last day of the period

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized  Yield for RAVA  Advantage  Based on the 30-Day Period Ended Dec. 31,
2000


Subaccount      Investing in:                                                                            Yield
BD1             AXP(R) Variable Portfolio - Bond Fund                                                    6.93%
BD2             AXP(R) Variable Portfolio - Bond Fund                                                    6.97
EI1             AXP(R) Variable Portfolio - Extra Income Fund                                           10.36
EI2             AXP(R) Variable Portfolio - Extra Income Fund                                           10.46
FI1             AXP(R) Variable Portfolio - Federal Income Fund                                          5.43
FI2             AXP(R) Variable Portfolio - Federal Income Fund                                          5.29
GB1             AXP(R) Variable Portfolio - Global Bond Fund                                             0.00
GB2             AXP(R) Variable Portfolio - Global Bond Fund                                             0.00

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

Calculating Annuity Payouts

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o  the annuity unit value on the valuation date; by
o  the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o  the net investment factor; and
o  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o  dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

RAVA Advantage / RAVA Select
   IDS Life Variable Account 10
--------------------------------------------------------------------------------


Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

Rating Agencies

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

Rating Agency                                            Rating
A.M. Best                                            A+ (Superior)
Fitch                                                AA
Moody's                                              Aa3 (Excellent)

A.M. Best's superior rating (second of 16 categories) reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Fitch's (formerly Duff & Phelps) third highest rating (of 24 categories) reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating (fourth of 21 categories) reflects our leadership position in financial planning, strong asset, liability management and good capitalization.

Principal Underwriter

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.


RAVA Advantage:

Surrender charges we received for the last year aggregated total $18,285,051.

Commissions we paid for the last year aggregated total $56,849,306.

The contract is new as of 1999 and therefore, we do not have three years of history for withdrawal charges received or commission paid.


RAVA Select:

The contract is new and therefore, no history is available.


Independent Auditors


To be filed upon amendment.

S-6406-20 C (2/02)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements will be filed upon Amendment:

(b)      Exhibits:

1.1 Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2 Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4 Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31043) filed electronically as Exhibit 4.1 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for tax qualified contracts (form 31044) filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.3 Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.4 Form of Deferred Annuity Contract for non-qualified contracts (form 31046) filed electronically as Exhibit 4.4 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5 Form of Deferred Annuity Contract for tax qualified contracts (form 31047) filed electronically as Exhibit 4.5 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6 Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant's Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.7      Form of TSA Endorsement (form 31049),  filed electronically as Exhibit
         4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.8 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.8 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9 Form of Enhanced Earnings Death Benefit Rider, filed electronically as Exhibit 4.9 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10 Form of Enhanced Earnings Plus Death Benefit Rider, filed electronically as Exhibit 4.10 to Post-Effective Amendment No. 4 to Registration Statement No. 333-79311, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2      Amended  By-Laws of IDS Life filed  electronically  as Exhibit  6.2 to
         Registrant's   Initial   Registration   Statement   No.   33-62407  is
         incorporated herein by reference.

7.       Not applicable.

8.1(a) Copy of Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.1(b) Copy of Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and IDS Life Insurance Company, on Behalf of Itself and Its Separate Accounts, dated Oct. 7, 1996, as
         Exhibit 8.1(b) to Post-Effective Amendment No. 3, to Registration Statement No. 333-79311, is incorporated by reference.

8.1(c) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated Oct. 7, 1996, filed electronically as
         Exhibit  8.1(b)  to  Pre-Effective  Amendment  No.  1 to  Registration
         Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.2(a) Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.2(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and American Century Investment Management, Inc. and American Century Variable Portfolios, Inc., dated April 15, 1999, filed electronically as Exhibit 8.2(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.3 Copy of Participation Agreement By and Between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and IDS Life Insurance Company,
          dated  Sept.  1,  1999,  filed   electronically   as  Exhibit  8.3  to
          Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
          333-79311, is incorporated herein by reference.

8.4(a) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.4(b) Form of Amendment No. 1 to Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated April 30, 1999, filed electronically as Exhibit 8.4(b) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

8.5 Copy of Participation Agreement By and Among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.6(a) Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407, is incorporated herein by reference.

8.6(b) Copy of Amendment 1 to Participation Agreement By and Among IDS Life Insurance Company and Warburg Pincus Trust and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc., dated April 30, 1999, filed electronically as Exhibit 8.6(b) to
         Post-Effective   Amendment  No.  3  to   Registration   Statement  No.
         333-79311, is incorporated herein by reference.

8.7 Copy of Participation Agreement By and Among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company, dated April 14, 2000, filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.8(b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit 8.8(b) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.9 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton
         Distributors,  Inc.,  dated  March 1,  1996,  filed  electronically  as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.10 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company, dated April 21, 2000, filed electronically as
         Exhibit 8.10 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.11 Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Asset Management, and Lazard Retirement Series, Inc., dated Sept. 1, 1999, filed electronically as Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company and Massachusetts Financial Services Company, dated March 1, 2000, filed electronically as Exhibit 8.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered will be filed by Amendment.

10.      Consent of Independent Auditors will be filed by Amendment.

11.      None.

12.      Not applicable.

13. Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 is incorporated by reference to Exhibit 13 of Registrant's Post-Effective Amendment No. 2, filed on or about May 1, 2000.

14. Power of Attorney to sign Amendment to this Registration Statement, dated April 25, 2001 filed electronically as Exhibit 14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)




Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                                  Principal Business Address                Position and Offices with Depositor
------------------------------------- ----------------------------------------- ----------------------------------------

Gumer C. Alvero                       70100 AXP Financial Center                Director and Executive Vice President
                                      Minneapolis, MN  55474                     - Annuities
                                      70100 AXP Financial Center
Timothy V. Bechtold                   Minneapolis, MN  55474                    Director and President

                                      70100 AXP Financial Center
Robert M. Elconin                     Minneapolis, MN  55474                    Vice President

                                      70100 AXP Financial Center
Lorraine R. Hart                      Minneapolis, MN  55474                    Vice President, Investments


Eric L. Marhoun                       70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary

Timothy S. Meehan                     70100 AXP Financial Center                Secretary
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    70100 AXP Financial Center                Vice President, Assistant General
                                      Minneapolis, MN  55474                    Counsel and Assistant Secretary
                                      70100 AXP Financial Center
Pamela J. Moret                       Minneapolis, MN  55474                    Director, Chairman of the Board and
                                                                                Chief Executive Officer
                                      70100 AXP Financial Center
Barry J. Murphy                       Minneapolis, MN  55474                    Director and Executive Vice President

                                      70100 AXP Financial Center
James R. Palmer                       Minneapolis, MN  55474                    Vice President, Taxes

                                      70100 AXP Financial Center
Teresa J. Rasmussen                   Minneapolis, MN  55474                    Vice President and General Counsel

                                      70100 AXP Financial Center
Stuart A. Sedlacek                    Minneapolis, MN  55474                    Director and Executive Vice President


Bridget Sperl                         70100 AXP Financial Center                Executive Vice President - Client
                                      Minneapolis, MN  55474                    Service

John T. Sweeny                        70100 AXP Financial Center                Executive Vice President - Finance
                                      Minneapolis, MN  55474
                                      70100 AXP Financial Center
Philip C. Wentzel                     Minneapolis, MN  55474                    Vice President and Controller


David L. Yowan                        70100 AXP Financial Center                Vice President, Treasurer and
                                      Minneapolis, MN  55474                    Assistant Secretary

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
         -----------------------------------------------------------------------

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27.  Number of Contract owners

          Not Applicable.

Item 28.  Indemnification

          The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ, MZ, PZ, QZ, RZ, SZ AND TZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)

         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         -----------                   -----------         ----------        -----------      ------------
         IDS Life Insurance            $56,849,306         $18,285,051          None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         70100 AXP Financial Center
         Minneapolis, MN 55474

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant   undertakes   to  deliver  any   Statement  of   Additional
         Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 7th day of June, 2001.


                                    IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                    ------------------------------------
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                    ------------------------------------
                                                          (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ----------------------------------
                                            Timothy V. Bechtold
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of June, 2001.


Signature                                 Title

/s/  Gumer C. Alvero*                     Director and Executive Vice President
------------------------------------      - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                 Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Pamela J. Moret*                     Director, Chairman and Chief Executive
------------------------------------      Officer
     Pamela J. Moret

/s/  Barry J. Murphy*                     Director
------------------------------------
     Barry J. Murphy

/s/  Stuart A. Sedlacek*                  Director and Executive Vice President
------------------------------------
     Stuart A. Sedlacek

/s/  Bridget Sperl*                       Executive Vice President - Client
------------------------------------      Service
     Bridget Sperl

/s/  John T. Sweeney*                     Executive Vice President - Finance
------------------------------------
     John T. Sweeney

/s/  Philip C. Wentzel*                   Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  David L. Yowan*                      Vice President, Treasurer and
------------------------------------      Assistant Secretary
     David L. Yowan


*Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit No. 14 to Post-Effective Amendment No. 3 to registration Statement No. 333-79311, incorporated herein by reference, by:






/s/ Mary Ellyn Minenko
    ------------------
    Mary Ellyn Minenko
    Counsel

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 TO REGISTRATION STATEMENT

This  Post-Effective   Amendment  is  comprised  of  the  following  papers  and
documents:

The Cover Page.

Part A.

     The prospectuses.

Part B.

     Statements of Additional Information.

     Financial Statements

Part C.

     Other Information.

     The signatures.

     Exhibits.